A Message To Our Contract Owners:

I am pleased to forward this combined Annual Report of MML Bay State Variable Annuity Separate Account 1 ("Separate Account 1"), the MML Series Investment Fund, and the Oppenheimer Variable Account Funds. These reports are for the year ended December 31, 1995.

The Annual Report for Separate Account 1 begins on page 3. Separate Account 1 has net assets of $24,463,952 as of December 31, 1995. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond, MML Blend, Oppenheimer Money, Oppenheimer High Income, Oppenheimer Bond, Oppenheimer Capital Appreciation, Oppenheimer Growth, Oppenheimer Multiple Strategies, Oppenheimer Global Securities, Oppenheimer Strategic Bond and Oppenheimer Growth & Income Divisions as of December 31, 1995 are shown in detail in the table on page 3.

The Annual Report for the MML Series Investment Fund begins on page 11. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1995.

The Annual Report for the Oppenheimer Variable Account Funds begins on page 35. This report contains a detailed description of the financial results of the Oppenheimer Money, Oppenheimer High Income, Oppenheimer Bond, Oppenheimer Capital Appreciation, Oppenheimer Growth, Oppenheimer Multiple Strategies, Oppenheimer Global Securities, Oppenheimer Strategic Bond and Oppenheimer Growth & Income Funds for the year ended December 31, 1995.

Management appreciates the interest and confidence you have shown in Separate Account 1.

                                MML BAY STATE LIFE INSURANCE COMPANY

                                /s/ Isadore Jermyn

                                Isadore Jermyn
                                President and Chief Executive Officer

February 1, 1996

                               Table of Contents

MML Bay State Variable Annuity Separate Account 1
  Statement of Assets and Liabilities as of December 31, 1995................................     3
  Statement of Operations For the Year Ended December 31, 1995...............................     4
  Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994..........   5-6
  Notes to Financial Statements..............................................................   7-9
  Report of Independent Accountants..........................................................    10
MML Series Investment Fund
  To Our Shareholders........................................................................ 11-13
  Statement of Assets and Liabilities as of December 31, 1995................................    14
  Statement of Operations For the Year Ended December 31, 1995...............................    15
  Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994..........    16
  Financial Highlights....................................................................... 17-18
  Schedule of Investments as of December 31, 1995
    MML Equity Fund.......................................................................... 19-21
    MML Money Market Fund....................................................................    22
    MML Managed Bond Fund.................................................................... 23-25
    MML Blend Fund........................................................................... 26-30
  Notes to Financial Statements.............................................................. 31-33
  Report of Independent Accountants..........................................................    34
Oppenheimer Variable Account Fund
  Statement of Assets and Liabilities as of December 31, 1995................................    35
  Statement of Operations For the Year Ended December 31, 1995...............................    36
  Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994.......... 37-38
  Financial Highlights....................................................................... 39-47
  Schedule of Investments as of December 31, 1995
    Oppenheimer Money Fund...................................................................    48
    Oppenheimer High Income Fund............................................................. 49-54
    Oppenheimer Bond Fund.................................................................... 55-58
    Oppenheimer Capital Appreciation Fund.................................................... 59-61
    Oppenheimer Growth Fund.................................................................. 62-63
    Oppenheimer Multiple Strategies Fund..................................................... 64-70
    Oppenheimer Global Securities Fund....................................................... 71-73
    Oppenheimer Strategic Bond Fund.......................................................... 74-79
    Oppenheimer Growth & Income Fund......................................................... 80-81
  Notes to Financial Statements.............................................................. 82-91
  Independent Auditor's Report...............................................................    92
  Federal Income Tax Information.............................................................    93

MML Bay State Variable Annuity Separate Account 1

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                MML            MML                                       Oppenheimer
                                 MML           Money         Managed          MML         Oppenheimer       High        Oppenheimer
                                Equity         Market          Bond          Blend          Money          Income          Bond
                               Division       Division       Division       Division       Division       Division       Division
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------

ASSETS
Investments
 Number of shares (Note 2)....    32,868        871,480         30,797         44,795      1,069,005        164,818         85,447
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========
 Identified cost (Note 3B)....$  818,192     $  871,480     $  373,848     $  904,605     $1,069,005     $1,744,754     $  991,477
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========
 Value (Note 3A)..............$  852,078     $  871,480     $  383,363     $  919,154     $1,069,005     $1,752,012     $1,011,687
Dividends receivable..........    32,327          3,595          5,934         27,205          2,662             --             --
Receivable from MML Bay
 State Life Insurance Company.        --          3,602             --             --             --             --             --
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------
 Total assets.................   884,405        878,677        389,297        946,359      1,071,667      1,752,012      1,011,687

LIABILITIES
Payable to MML Bay State
 Life Insurance Company.......        85             89             39            100            103            173            102
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS....................$  884,320     $  878,588     $  389,258     $  946,259     $1,071,564     $1,751,839     $1,011,585
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========

Net Assets consist of:
Accumulation units - value
 Number of units..............$  884,320     $  878,588     $  389,258     $  946,259     $1,071,564     $1,751,839     $1,011,585
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========

Contractowners accumulation
 units (Note 7)...............   685,964        839,793        328,514        778,529      1,023,398      1,518,022        883,171
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========

NET ASSET VALUE PER
 ACCUMULATION UNIT
December 31, 1995.............     $1.29          $1.05          $1.18          $1.22          $1.05          $1.15          $1.15
December 31, 1994.............      1.00           1.00           1.01           1.00           1.00            .97            .99

                                Oppenheimer                        Oppenheimer      Oppenheimer      Oppenheimer
                                  Capital         Oppenheimer       Multiple          Global          Strategic      Oppenheimer
                                Appreciation        Growth         Strategies       Securities          Bond       Growth & Income
                                  Division         Division         Division         Division         Division         Division
                                 ----------       ----------       ----------       ----------       ----------       ----------
ASSETS
Investments
 Number of shares (Note 2).......    86,254          155,456          177,612          170,556          794,583          149,981
                                 ==========       ==========       ==========       ==========       ==========       ==========
 Identified cost (Note 3B).......$2,610,006       $3,351,157       $2,497,731       $2,555,043       $3,807,216       $1,675,813
                                 ==========       ==========       ==========       ==========       ==========       ==========
 Value (Note 3A).................$2,950,749       $3,660,983       $2,584,258       $2,558,345       $3,901,403       $1,876,267
Dividends receivable.............        --               --               --               --               --               --
Receivable from MML Bay
 State Life Insurance Company....        94              107               --               96               --               --
                                 ----------       ----------       ----------       ----------       ----------       ----------
 Total assets.................... 2,950,843        3,661,090        2,584,258        2,558,441        3,901,403        1,876,267

LIABILITIES
Payable to MML Bay State
 Life Insurance Company..........       289             394               262              250              378              190
                                 ----------       ----------       ----------       ----------       ----------       ----------

NET ASSETS.......................$2,950,554      $3,660,696        $2,583,996       $2,558,191       $3,901,025       $1,876,077
                                 ==========       ==========       ==========       ==========       ==========       ==========

Net Assets consist of:
Accumulation units - value
 Number of units.................$2,950,554      $3,660,696        $2,583,996       $2,558,191       $3,901,025       $1,876,077
                                 ==========       ==========       ==========       ==========       ==========       ==========

Contractowners accumulation
 units (Note 7).................. 2,254,545       2,762,984         2,190,174        2,698,363        3,491,031        1,507,840
                                 ==========       ==========       ==========       ==========       ==========       ==========

NET ASSET VALUE PER
 ACCUMULATION UNIT
December 31, 1995................     $1.31            $1.32            $1.18             $.95            $1.12            $1.24
December 31, 1994................      1.00              .98              .99              .94              .98               --


                      See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                   MML           MML                                    Oppenheimer
                                     MML          Money        Managed         MML        Oppenheimer      High       Oppenheimer
                                    Equity        Market         Bond         Blend         Money         Income         Bond
                                   Division      Division      Division      Division      Division      Division      Division
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Investment income
 Dividends (Note 3B)............. $   32,330    $   25,437    $   11,832    $   35,053    $   50,411    $   95,136    $   29,471

Expenses
Mortality and expense risk fee
 and administrative expenses
 (Note 4)........................      4,841         6,651         1,976         4,018        12,796         9,467         5,252
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net investment income (loss)
 (Note 3C).......................     27,489        18,786         9,856        31,035        37,615        85,669        24,219
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized and unrealized gain
 on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6)...     17,013            --         1,100         6,690            --        11,461         4,702
Change in net unrealized
 appreciation/depreciation
 of investments..................     34,089            --         9,552        14,697            --         7,489        20,333
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net gain on investments..........     51,102            --        10,652        21,387            --        18,950        25,035
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net increase (decrease)
 in net assets resulting
 from operations................. $   78,591    $   18,786    $   20,508    $   52,422    $   37,615    $  104,619    $   49,254
                                  ==========    ==========    ==========    ==========    ==========    ==========    ==========
                                 Oppenheimer                      Oppenheimer     Oppenheimer     Oppenheimer
                                   Capital        Oppenheimer      Multiple         Global         Strategic    *Oppenheimer
                                 Appreciation       Growth        Strategies      Securities         Bond      Growth & Income
                                   Division        Division        Division        Division        Division        Division
                                  ----------      ----------      ----------      ----------      ----------      ----------
Investment income
 Dividends (Note 3B)............. $    1,382      $    4,399      $   67,112      $    5,890      $  159,599      $    2,155

Expenses
Mortality and expense risk fee
 and administrative expenses
 (Note 4)........................     15,450          20,443          15,614          15,230          24,249           5,059
                                  ----------      ----------      ----------      ----------      ----------      ----------
Net investment income (loss)
 (Note 3C).......................    (14,068)        (16,044)         51,498          (9,340)        135,350          (2,904)
                                  ----------      ----------      ----------      ----------      ----------      ----------

Net realized and unrealized gain
 on investments
Net realized gain (loss) on
 investments (Note 3B, 3C & 6)...     14,588          34,194           7,403          (1,429)          9,991           9,875
Change in net unrealized
 appreciation/depreciation
 of investments..................    340,611         309,903          86,644           3,554          94,392         200,453
                                  ----------      ----------      ----------      ----------      ----------      ----------
Net gain on investments..........    355,199         344,097          94,047           2,125         104,383         210,328
                                  ----------      ----------      ----------      ----------      ----------      ----------

Net increase (decrease)
 in net assets resulting
 from operations................. $  341,131      $  328,053      $  145,545      $   (7,215)     $  239,733      $  207,424
                                  ==========      ==========      ==========      ==========      ==========      ==========

*For the Period July 3, 1995 (Date of Commencement of Operations) through
 December 31, 1995

                      See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1995

                                                MML            MML                                       Oppenheimer
                                 MML           Money         Managed          MML         Oppenheimer       High        Oppenheimer
                                Equity         Market          Bond          Blend          Money          Income          Bond
                               Division       Division       Division       Division       Division       Division       Division
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net
 assets
Operations:
 Net investment income
  (loss)......................$   27,489     $   18,786     $    9,856     $   31,035     $   37,615     $   85,669     $   24,219
 Net realized gain (loss)
  on investments..............    17,013             --          1,100          6,690             --         11,461          4,702
 Change in net unrealized
  appreciation/depreciation
  of investments..............    34,089             --          9,552         14,697             --          7,489         20,333
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------
 Net increase (decrease) in net
  assets resulting from
  operations..................    78,591         18,786         20,508         52,422         37,615        104,619         49,254
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------

Capital transactions: (Note 7)
 Net contract payments
  (Note 5)....................   608,861      2,267,770        267,005        837,480      2,040,439      1,453,537        858,539
 Transfer from MML Bay State
  Life Insurance Company......        --             --             --             --             --             --             --
 Withdrawal of funds..........    (5,289)            --             --         (1,994)       (46,651)       (17,675)        (2,796)
 Reimbursement of accumulation
  unit value fluctuation......     1,136            176            202            383            379            662            189
 Withdrawal due to
  administrative and contingent
  deferred sales
  charges (Note 5)............        --             --             --             --             --             (3)            (4)
 Divisional transfers.........   196,039     (1,425,173)        96,502         52,971       (965,242)       204,688        101,441
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------
 Net increase in net assets
  resulting from capital
  transactions................   800,747        842,773        363,709        888,840      1,028,925      1,641,209        957,369
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------
 Total increase...............   879,338        861,559        384,217        941,262      1,066,540      1,745,828      1,006,623

NET ASSETS, at beginning
 of the year/period...........     4,982         17,029          5,041          4,997          5,024          6,011          4,962
                              ----------     ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS, at end
 of the year..................$  884,320     $  878,588     $  389,258     $  946,259     $1,071,564     $1,751,839     $1,011,585
                              ==========     ==========     ==========     ==========     ==========     ==========     ==========
                                Oppenheimer                        Oppenheimer      Oppenheimer      Oppenheimer
                                  Capital         Oppenheimer       Multiple          Global          Strategic     *Oppenheimer
                                Appreciation        Growth         Strategies       Securities          Bond       Growth & Income
                                  Division         Division         Division         Division         Division         Division
                                 ----------       ----------       ----------       ----------       ----------       ----------
Increase (decrease) in net
 assets
Operations:
 Net investment income
  (loss).........................$  (14,068)     $  (16,044)       $   51,498       $   (9,340)      $  135,350       $   (2,904)
 Net realized gain (loss)
  on investments.................    14,588          34,194             7,403           (1,429)           9,991            9,875
 Change in net unrealized
  appreciation/depreciation
  of investments.................   340,611         309,903            86,644            3,554           94,392          200,453
                                 ----------       ----------       ----------       ----------       ----------       ----------
 Net increase (decrease) in net
  assets resulting from
  operations.....................   341,131         328,053           145,545           (7,215)         239,733          207,424
                                 ----------       ----------       ----------       ----------       ----------       ----------

Capital transactions: (Note 7)
 Net contract payments
  (Note 5)....................... 2,310,277       2,984,873         2,112,398        2,350,570        3,577,773        1,267,067
 Transfer from MML Bay State
  Life Insurance Company.........        --              --                --               --               --            5,000
 Withdrawal of funds.............    (4,680)        (77,753)          (15,460)          (9,883)         (16,021)          (3,270)
 Reimbursement of accumulation
  unit value fluctuation.........     3,038           3,538             1,752            1,591            2,443            1,015
 Withdrawal due to
  administrative and contingent
  deferred sales
  charges (Note 5)...............       (25)            (20)              (19)             (54)             (25)              --
 Divisional transfers............   288,802         417,092           332,547          211,554           89,938          398,841
                                 ----------       ----------       ----------       ----------       ----------       ----------
 Net increase in net assets
  resulting from capital
  transactions................... 2,597,412       3,327,730         2,431,218        2,553,778        3,654,108        1,668,653
                                 ----------       ----------       ----------       ----------       ----------       ----------
 Total increase.................. 2,938,543       3,655,783         2,576,763        2,546,563        3,893,841        1,876,077

NET ASSETS, at beginning
 of the year/period..............    12,011           4,913             7,233           11,628            7,184               --
                                 ----------       ----------       ----------       ----------       ----------       ----------

NET ASSETS, at end
 of the year.....................$2,950,554      $3,660,696        $2,583,996       $2,558,191       $3,901,025       $1,876,077
                                 ==========      ==========        ==========       ==========       ==========       ==========

 *For the Period July 3, 1995 (Date of Commencement of Operations) through
  December 31, 1995

                      See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

STATEMENT OF CHANGES IN NET ASSETS
For The Period November 14, 1994 (Date Of Commencement Of Operations) Through December 31, 1994

                                                       MML              MML                                             Oppenheimer
                                      MML             Money           Managed            MML           Oppenheimer         High
                                     Equity           Market            Bond            Blend            Money            Income
                                    Division         Division         Division         Division         Division         Division
                                   ----------       ----------       ----------       ----------       ----------       ----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)......$      185       $       26       $       79       $      145       $       24       $       97
 Change in net unrealized
  appreciation/depreciation
  of investments...................      (203)              --              (38)            (148)              --             (231)
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................       (18)              26               41               (3)              24             (134)
                                   ----------       ----------       ----------       ----------       ----------       ----------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....        --           12,000               --               --               --            1,145
 Transfer from MML Bay State
  Life Insurance Company...........     5,000            5,000            5,000            5,000            5,000            5,000
 Reimbursement of accumulation
  unit value fluctuation...........        --                3               --               --               --               --
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Net increase in net assets
  resulting from capital
  transactions.....................     5,000           17,003            5,000            5,000            5,000            6,145
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Total increase....................     4,982           17,029            5,041            4,997            5,024            6,011

NET ASSETS, at beginning
 of the period.....................        --               --               --               --               --               --
                                   ----------       ----------       ----------       ----------       ----------       ----------

NET ASSETS, at end
of the year........................$    4,982       $   17,029       $    5,041       $    4,997       $    5,024       $    6,011
                                   ==========       ==========       ==========       ==========       ==========       ==========
                                                   Oppenheimer                        Oppenheimer      Oppenheimer      Oppenheimer
                                   Oppenheimer       Capital         Oppenheimer       Multiple          Global          Strategic
                                      Bond         Appreciation        Growth         Strategies       Securities          Bond
                                    Division         Division         Division         Division         Division         Division
                                   ----------       ----------       ----------       ----------       ----------       ----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)......$       86       $       (9)      $       (9)      $       62       $      (10)      $      101
 Change in net unrealized
  appreciation/depreciation
  of investments...................      (124)             132              (78)            (117)            (252)            (205)
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................       (38)             123              (87)             (55)            (262)            (104)
                                   ----------       ----------       ----------       ----------       ----------       ----------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....        --            6,860               --            2,288            6,861            2,288
 Transfer from MML Bay State
  Life Insurance Company...........     5,000            5,000            5,000            5,000            5,000            5,000
 Reimbursement of accumulation
  unit value fluctuation...........        --               28               --               --               29               --
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Net increase in net assets
  resulting from capital
  transactions.....................     5,000           11,888            5,000            7,288           11,890            7,288
                                   ----------       ----------       ----------       ----------       ----------       ----------
 Total increase....................     4,962           12,011            4,913            7,233           11,628            7,184

NET ASSETS, at beginning
 of the period.....................        --               --               --               --               --               --
                                   ----------       ----------       ----------       ----------       ----------       ----------

NET ASSETS, at end
of the year........................$    4,962       $   12,011       $    4,913       $    7,233       $   11,628       $    7,184
                                   ==========       ==========       ==========       ==========       ==========       ==========

                      See Notes to Financial Statements.

MML Bay State Variable Annuity Separate Account 1

Notes To Financial Statements

1.  HISTORY

    MML Bay State Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on January 14, 1994 by MML Bay State Life Insurance Company ("MML Bay State"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    On November 15, 1994, MML Bay State paid $60,000 to provide the initial capital for Separate Account 1's twelve divisions: 14,099 shares were purchased in the two management investment companies described in Note 2.

    On July 5, 1995, MML Bay State paid $5,000 to establish Separate Account 1's thirteenth division: 500 shares were purchased in the Growth & Income Division of the Oppenheimer Variable Account Fund described in Note 2.

2.  INVESTMENT OF THE SEPARATE ACCOUNT 1 ASSETS

    Separate Account 1 maintains thirteen divisions. Each division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of shares of MML Trust. The MML Trust is a no-load, registered, open-end, diversified management investment company for which Massachusetts Mutual Life Insurance ("MassMutual") acts as investment manager. Concert Capital Management, Inc. ("Concert Capital"), a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual, serves as investment sub-advisor to the MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (the "Oppenheimer Funds") are the nine separate funds of the Oppenheimer Trust. The Oppenheimer Trust is a registered, open-end, diversified management investment company for which Oppenheimer Management Corporation ("OMC") acts as investment advisor (effective January 5, 1996, the name of OMC was changed to OppenheimerFunds, Inc.).

    In addition to the thirteen divisions of Separate Account 1, a contractowner, in certain states, may also allocate funds to the Fixed Account. Proceeds from the Fixed Account will be deposited in a non-unitized segment of MML Bay State's general account organized as a separate account for accounting purposes. The interests in the Fixed Account are registered under the Securities Act of 1933.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by Separate Account 1 in preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Investment Valuation

    The investments in the MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

    B.  Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C.  Federal Income Taxes

    Operations of Separate Account 1 form a part of the total operations of MML Bay State, and Separate Account 1 is not taxed separately. MML Bay State is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 1 will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on Separate Account 1's investment performance. Accordingly, no provision for federal income tax has been made. MML Bay State may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 1.

    D.  Annuity Reserves

    Since all contracts are in the accumulation phase, Separate Account 1 has not recorded any annuity reserves at December 31, 1995.

    E.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES

    An asset charge is computed against the net asset value of Separate Account 1's assets ("Net Asset Value"). The asset charge is equivalent on an annual basis to 1.40% of the Net Asset Value. The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of the charge is made daily at an annual rate of 0.l5%. The third component of the asset charge is a charge of 0.10% of the Net Asset Value assessed to reimburse MML Bay State for the cost of providing the enhanced death benefit under the contract. MML Bay State also charges for administrative costs and may impose a contingent deferred sales charge and a premium tax charge upon redemption, maturity or annuitization.

5. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                     Administrative
                                                                      Charges and
    For the Year Ended December 31, 1995 and                 Net      Contingent
    *For the Period July 3, 1995 (Date of Commencement     Contract    Deferred
    of Operations) through December 31, 1995               Payments  Sales Charges
    --------------------------------------------------     --------  -------------
    MML Equity Division...............................    $  608,861  $     --
    MML Money Market Division.........................     2,267,770        --
    MML Managed Bond Division.........................       267,005        --
    MML Blend Division................................       837,480        --
    Oppenheimer Money Division........................     2,040,439        --
    Oppenheimer High Income Division..................     1,453,537         3
    Oppenheimer Bond Division.........................       858,539         4
    Oppenheimer Capital Appreciation Division.........     2,310,277        25
    Oppenheimer Growth Division.......................     2,984,873        20
    Oppenheimer Multiple Strategies Division..........     2,112,398        19
    Oppenheimer Global Securities Division............     2,350,570        54
    Oppenheimer Strategic Bond Division...............     3,577,773        25
    *Oppenheimer Growth & Income Division.............     1,267,067        --

6.  PURCHASES AND SALES OF INVESTMENTS


    For the Year Ended December 31, 1995 and
    *For the Period July 3, 1995 (Date of Commencement      Cost of     Proceeds
    of Operations) through December 31, 1995               Purchases   from Sales
    --------------------------------------------------     ---------   ----------
    MML Equity Fund...................................    $1,022,250  $  226,071
    MML Money Market Fund.............................     2,456,572   1,602,106
    MML Managed Bond Fund.............................       389,381      21,633
    MML Blend Fund....................................       995,046     102,131
    Oppenheimer Money Fund............................     2,865,409   1,801,426
    Oppenheimer High Income Fund......................     2,026,036     298,994
    Oppenheimer Bond Fund.............................     1,087,550     105,869
    Oppenheimer Capital Appreciation Fund.............     2,728,125     144,597
    Oppenheimer Growth Fund...........................     3,632,396     320,433
    Oppenheimer Multiple Strategies Fund..............     2,711,607     228,640
    Oppenheimer Global Securities Fund................     2,719,997     175,414
    Oppenheimer Strategic Bond Fund...................     4,236,940     447,114
    *Oppenheimer Growth & Income Fund.................     1,741,063      75,124

7.  NET INCREASE IN ACCUMULATION UNITS

    For the Year Ended December 31, 1995                   MML          MML                                 Oppenheimer
    and *For the Period July 3, 1995          MML         Money       Managed        MML       Oppenheimer     High      Oppenheimer
    (Date of Commencement of Operations)     Equity       Market        Bond        Blend        Money        Income        Bond
    Through December 31, 1995               Division     Division     Division     Division     Division     Division     Division
    --------------------------             ----------   ----------   ----------   ----------   ----------   ----------   ----------

    Units transferred from MML Bay
     State for initial capital.........            --           --           --           --           --           --           --
    Units purchased....................       520,950    2,202,247      238,058      727,509    1,998,497    1,342,772      787,070
    Units withdrawn....................        (4,446)          --           --       (1,793)     (45,282)     (16,193)      (2,570)
    Units transferred
     between divisions.................       164,460   (1,379,403)      85,456       47,813     (934,817)     185,259       93,671
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Net increase.......................       680,964      822,844      323,514      773,529    1,018,398    1,511,838      878,171

    Units, at beginning
     of the year.......................         5,000       16,949        5,000        5,000        5,000        6,184        5,000
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Units, at end
     of the year.......................       685,964      839,793      328,514      778,529    1,023,398    1,518,022      883,171
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

    For the Year Ended December 31, 1995  Oppenheimer                Oppenheimer  Oppenheimer  Oppenheimer
    and *For the Period July 3, 1995        Capital     Oppenheimer   Multiple      Global      Strategic  *Oppenheimer
    (Date of Commencement of Operations)  Appreciation    Growth     Strategies   Securities      Bond    Growth & Income
    Through December 31, 1995               Division     Division     Division     Division     Division     Division
    --------------------------             ----------   ----------   ----------   ----------   ----------   ----------
    Units transferred from MML Bay
     State for initial capital.........            --           --           --           --           --        5,000
    Units purchased....................     2,005,234    2,476,030    1,897,779    2,476,370    3,424,590    1,126,147
    Units withdrawn....................        (4,047)     (60,937)     (13,901)     (10,524)     (14,833)      (2,890)
    Units transferred
     between divisions.................       241,358      342,891      298,957      220,150       73,960      379,583
                                           ----------   ----------   ----------   ----------   ----------   ----------
    Net increase.......................     2,242,545    2,757,984    2,182,835    2,685,996    3,483,717    1,507,840

    Units, at beginning
     of the year.......................        12,000        5,000        7,339       12,367        7,314           --
                                           ----------   ----------   ----------   ----------   ----------   ----------
    Units, at end
     of the year.......................     2,254,545    2,762,984    2,190,174    2,698,363    3,491,031    1,507,840
                                           ==========   ==========   ==========   ==========   ==========   ==========

                                                              MML            MML                                       Oppenheimer
    For the Period Ended November 14, 1994     MML           Money         Managed          MML         Oppenheimer       High
    (Date of Commencement of Operations)      Equity         Market          Bond          Blend          Money          Income
    Through December 31, 1994                Division       Division       Division       Division       Division       Division
    --------------------------              ----------     ----------     ----------     ----------     ----------     ----------
    Units transferred from MML
     Bay State for initial capital.......        5,000          5,000          5,000          5,000          5,000          5,000
    Units purchased......................           --         11,949             --             --             --          1,184
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Net increase.........................        5,000         16,949          5,000          5,000          5,000          6,184

    Units, at beginning
     of the period.......................           --             --             --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Units, at end
     of the year.........................        5,000         16,949          5,000          5,000          5,000          6,184
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                           Oppenheimer                   Oppenheimer    Oppenheimer    Oppenheimer
    For the Period Ended November 14, 1994  Oppenheimer     Capital       Oppenheimer     Multiple        Global        Strategic
    (Date of Commencement of Operations)       Bond       Appreciation      Growth       Strategies     Securities        Bond
    Through December 31, 1994                Division       Division       Division       Division       Division       Division
    --------------------------              ----------     ----------     ----------     ----------     ----------     ----------
    Units transferred from MML
     Bay State for initial capital.......        5,000          5,000          5,000          5,000          5,000          5,000
    Units purchased......................           --          7,000             --          2,339          7,367          2,314
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Net increase.........................        5,000         12,000          5,000          7,339         12,367          7,314

    Units, at beginning
     of the period.......................           --             --             --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Units, at end
     of the year.........................        5,000         12,000          5,000          7,339         12,367          7,314
                                            ==========     ==========     ==========     ==========     ==========     ==========

8.  DISTRIBUTION AGREEMENT

    MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, acts as the principal underwriter of the Contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by registered representatives of MMLISI who are also insurance agents of MassMutual under state insurance law. Additionally, Contracts are offered by independent broker-dealers through the distribution network of Oppenheimer Funds Distributor, Inc. ("OFDI"), a subsidiary of OMC. OFDI and MMLISI have entered into an agreement pursuant to which OFDI has agreed to promote sales of the product through wholesale distribution arrangements with such broker-dealers.

Offered through MML Investors Services, Inc., Springfield, Massachusetts, and
            Oppenheimer Funds Distributor, Inc., Denver, Colorado.

Report Of Independent Accountants

To the Contract Owners of MML Bay State Variable Annuity Separate Account 1 and the Board of Directors of MML Bay State Life Insurance Company

We have audited the accompanying statement of assets and liabilities of MML Bay State Variable Annuity Separate Account 1 (comprising, respectively, the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Money Division, Oppenheimer High Income Division, Oppenheimer Bond Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Multiple Strategies Division, Oppenheimer Global Securities Division, Oppenheimer Strategic Bond Division and Oppenheimer Growth & Income Division -- the "Divisions") as of December 31, 1995, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1995, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting MML Bay State Variable Annuity Separate Account 1 as of December 31, 1995, the results of their operations and the changes in their net assets for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                           Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 9, 1996

                           MML SERIES INVESTMENT FUND

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
To Our Shareholders.....................................................   2 - 4

Statement of Assets and Liabilities as of December 31, 1995.............       5

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Operations for the year ended December 31, 1995............       6

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Changes in Net Assets for the year ended December 31, 1995
 and 1994...............................................................       7

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Financial Highlights

     MML Equity Fund....................................................       8
     MML Money Market Fund..............................................       8
     MML Managed Bond Fund..............................................       9
     MML Blend Fund.....................................................       9

Schedule of Investments as of December 31, 1995

     MML Equity Fund.................................................... 10 - 12
     MML Money Market Fund..............................................      13
     MML Managed Bond Fund.............................................. 14 - 16
     MML Blend Fund..................................................... 17 - 21

Notes to Financial Statements........................................... 22 - 24

Report of Independent Accountants.......................................      25

MML Series Investment Fund

To Our Shareholders

An Economic Soft Landing Is Achieved in U.S.

The past year saw the continuation of a very good economic environment for investors in both stocks and bonds. The U.S. economic growth rate as measured by Gross Domestic Product continued to slow throughout the year from its heated level of 4.1% in 1994 to roughly 2.5% in 1995. The Federal Reserve, which had been raising rates during 1994 in an attempt to slow growth somewhat, was able to change course and even move rates lower. Because the economy is cyclical, the Fed wanted growth to slow to a more moderate, sustainable level - a "soft landing" from 1994's rapid pace - to prolong the positive part of the current cycle.

As demand for goods slowed from 1994 levels, businesses began reducing their inventories, which had started the year at high levels. This in turn slowed order- and production-driven demand from the manufacturing sector, which exerted further downward pressure on the growth rate, supported the cause for interest rate cuts, and helped keep inflation at bay.

Stock and Bond Markets React

While the Federal Reserve actually increased rates as late as February 1995, the bond market had begun to rally as early as November 1994 on the belief that growth would slow enough to indicate a change in monetary policy. The market was correct. The Fed's February rate increase of 1/2 point was followed during the year by two cuts of 1/4 point each in July and December. Rates on Treasuries fell significantly during this period, which drove dramatic price appreciation for Treasuries. The prices in most other bond sectors followed suit, with 1995 playing out to be one of the strongest bull markets for bonds in history.

Backed by low interest rates and a strong bond market, stocks reached all-time highs in 1995. The Dow Jones Industrial Average made new highs almost daily, hitting a peak of 5216 and closing the year at 5117, and the S&P 500 rose 37.58%. In addition to support from the bond market, stocks reacted to continued positive earnings surprises, merger and consolidation activity, an improving export picture and growing productivity and efficiency throughout corporate America.

Outlook for Economy, Markets Remains Positive

The forecast for the economy and markets appears favorable, though both should be somewhat more moderate than they were during the past year. Economic growth will probably slow further because employment and personal income - which are important components of demand - are not strong enough to fuel increases in demand-driven growth.

Even in the face of a slower economy, sales and earnings remained strong through the end of 1995. The U.S. had its biggest productivity gain on record in 1995 and exports grew, aided in the early part of the year by a weak dollar, which in turn created improvements in trade. Going into 1996, we expect to see exports remain strong, as U.S. businesses recognize that future growth will come in part from operating in a global market. This opinion is supported by the heavy outlays we've seen for business equipment, which should further enhance competitiveness, productivity and export activity for the coming year.

The Case for Value Investing

Because of uncertainty about the slowing in the economy throughout 1995, growth investing, or buying stocks of companies whose earnings growth rates can surpass that of the economy, took the lead last year. By the same token it was growth, rather than income, that led to the dramatic appreciation of 1995's bond market. With both markets currently at high levels in terms of price, we believe we will see a return of superior performance from value investing strategies. Value investing relies on capturing appreciation by "buying well" and seeking out fundamental values, rather than buying above-average growth. Value investors like the MML Series Investment Fund work to buy stocks and bonds that are either temporarily out-of-favor with the markets, or that offer opportunities that have not yet been recognized by the investment community at large.

With stocks and bonds at highs and an economy that is likely to continue to slow, we expect both the stocks and bond markets to return to more "normal" activity in terms of returns and volatility. In this type of environment, value investing should continue to offer solid long-term results. Since security selection should be very important in the coming year, your portfolio managers will continue to rely upon hands-on research and careful analysis in an effort to find the best opportunities for investors.


                                /s/ Stuart H. Reese

                                Stuart H. Reese
                                President
                                MML Series Investment Fund

January 31, 1996

MML EQUITY

How has the Fund performed over the period?

The Fund has performed very well, with 1995 returns at nearly three times the long-term average for stocks. Typically, our value-oriented style has not outperformed the broad market indices in years where absolute gains have been as robust as in 1995. Over the long term, however, our value strategy - focusing on dividend-paying companies with strong balance sheets while their stocks are selling at what we consider low prices - has been very successful.

How did large company stocks perform in 1995?

Large company stocks were the place to be this year. Benefiting from improved productivity, falling interest rates and, through August, a weak dollar, large companies were able to turn in earnings at levels more typical of small company growth stocks, which drove their prices up. The market's focus on large cap stocks benefited the Fund.

What strategic moves have you made within the portfolio?

Though we make investments based on researching individual companies rather than their industry sectors, the biggest move we made over the period was increasing our exposure to consumer non-durables companies, one of the best performing sectors for the year. Our purchases in Albertson's, a major grocery concern and several consumer goods companies such as American Brands and Kimberly-Clark, benefited the portfolio considerably. These businesses typically are insulated from slowing economic growth. We also increased our holdings in the very strong financial services area, buying the stock of MBIA, a municipal bond insurer and Safeco, a large property and casualty insurance firm. Our higher exposure to financial services was another plus for the Fund - in fact, looking back, we would have liked to have owned more. Over the year, the size of the Fund has grown, and so has the weighted average market capitalization. This was a third benefit during a period of large cap leadership.

What segments of the market are you currently targeting?

Our buying has shifted from consumer non-durables to more cyclical companies. Because this area suffered price declines over the year as the market favored sectors with more stable earnings, we've been able to buy stocks at what we consider compelling values. We are buying and looking to buy companies that can benefit from lower basic materials costs and thus improve their profit margins regardless of the slower economy.

What is your outlook for the Fund?

After the past year, it's become more difficult to find reasonably-priced stocks, but with inflation and long-term interest rates low, our outlook remains favorable. We believe the coming year's market will be positive, but that it will perform more like its historical average than it did in 1995. We expect to see more typical levels of volatility than last year's market. During the past year, the broad market advanced significantly. Going forward, we believe stock selection will again become more important. That could benefit the Fund in that strong stock selection is one of the major advantages of a research-driven value strategy like ours.

MML MONEY MARKET

How has the Fund performed over the period?

The Fund has performed well, remaining on target with its goal of providing principal preservation and a competitive level of current income by investing in highly liquid short-term debt instruments. While longer-term interest rates continued to decline over the majority of the year, rates for the extremely short-term securities we focus on remained favorable, and even exceeded rates on longer-term issues at certain times during the year.

What strategic moves have you made within the portfolio?

Over the course of the year, we made one major change. Both in the early part of 1995 when it was anticipated and then later when it actually happened, we lengthened the average maturity of the Fund's portfolio on the likelihood of the Federal Reserve's interest rate cuts. By lengthening our maturity, we hoped to make use of available higher current income levels for as long as possible, expecting that debt issued after a rate cut would offer lower income levels. This strategy benefited the Fund by allowing us to maintain our income stream while the market adjusted to the Fed's actions.

What is your outlook for the Fund?

The Fed eased, or lowered rates, twice in 1995 and may do so again in the first few months of 1996 depending on the forecast for the economy. If it appears that the economy has slowed too far, or if budget discussions are finalized, another decline is a distinct possibility. However, we believe that any further declines will not be significant. In this environment, we are continuing to extend maturities in an effort to make the most of the current rates while maintaining an emphasis on principal stability. Our outlook for the Fund remains optimistic, though our performance as always will be tied to any changes in the Federal Reserve's monetary policy.

MML MANAGED BOND

How has the Fund performed over the period?

The Fund's performance has been excellent. It compares favorably to its market indices and has been outstanding on an absolute and historical basis. The past year has been an extremely strong period for the bond market in general, with bonds from almost every sector the Fund invests in benefiting from decreasing interest rates and the price appreciation that accompanies rate declines.

What strategic decisions have you made within the portfolio as a result of lower rates?

In response to declines in interest rates, our duration increased somewhat over the period. A longer duration will help us take advantage of any potential benefits from further changes in the rate structure. New supply in the market tended to be longer, particularly in corporate bonds. This was due in part to lower rates. So increasing our duration has allowed us to continue to track the duration of the Lehman Government/Corporate Index, which is our benchmark. The portfolio's average duration increased over the period from 4.85 years to 5.23 years.

What other strategic moves have you made within the portfolio?

During the year, the Fund grew from $121 million to $159 million in size. While this was due in part to asset appreciation and in part to new investments, it required a great deal of trading activity to become fully invested. Over the period we initially increased our holdings of Treasuries, and then we sold some of our Treasuries as the market improved. Corporates also performed well over the period due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities. Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the period's declines in rates.

What areas of the market are you currently targeting?

As we believe the corporate market still offers strong potential, though within a slowing economy, we're employing extensive credit research before investing in corporate issues. We also continue to increase our exposure to the mortgage-backed sector of the market, especially in adjustable rate mortgages, where we're finding particularly attractive pricing. Pricing remains an important part of our investment strategy. We continue to buy bonds across sectors wherever we believe we've found appreciation potential through mispriced issues.

What is your outlook for the Fund?

This has been a dramatic year for the bond market and the Fund. While current low inflation and slow to moderate economic growth lead us to believe there is still room for appreciation in the market, it would be very difficult to imagine repeating 1995's performance. Our outlook is for the extension of a positive market environment, where income will again be an important component of total return. Within this outlook, we expect the Fund to continue to provide high total return potential consistent with reasonable risk by maintaining a diversified portfolio of high quality bonds.

MML BLEND

How has the Fund performed over the period?

The Fund has performed quite well, backed by the dramatic appreciation declining interest rates sparked in both the stock and bond markets. Because of the Fund's focus on preservation of capital, however, it did not perform as well as some of its more aggressive peers over this unusual time period. Though it will tend to lag in strong bull markets, we believe our strategy is prudent for long-term investors and that it will outperform over time.

Did your allocation between stocks, bonds and cash change over the period?

Our stock holdings will normally fall within a range of 50% to 70% of the portfolio. In the beginning of the year, we were 53% invested in stocks and by the end of year, they represented approximately 54%. Our core bond holdings at the end of 1995 represented 15% of the portfolio, down from 19%. In bonds, a flattening yield curve also indicated a shortening in the average life of our portfolio. When the yield curve is flatter, investors are typically not well-compensated for extending into longer-maturity bonds. While this excluded us from some of the appreciation in the bond market, our bond portfolio performed well. Our allocation decisions stem from a policy consistent with preservation of capital. The remainder of the portfolio, approximately 31% up from 28% a year ago, is invested in short-term securities.

What is your outlook for the Fund?

An environment of low inflation, favorable interest rates and slow to moderate economic growth suggests the continuation of decent markets for both stocks and bonds. While results should remain positive, we expect to see a return to more normal periods for both markets. In stocks, we are positioning the Fund for greater volatility and selectivity in the coming year and in bonds, we expect income to again become the most consistent component of total return. We believe the MML Blend Fund's conservative strategy should position it to perform well during this more typical market environment.

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                      MML             MML
                                                                     MML             Money          Managed            MML
                                                                   Equity           Market           Bond             Blend
                                                                    Fund             Fund            Fund             Fund
                                                                   ------           ------          ------           -------
ASSETS
Investments at value (See Schedule of Investments)
    (Notes 2A, 2B and 5)
  Equities (Identified cost: $784,795,485;
    $627,696,809 respectively)...............................   $1,155,154,333    $         --    $         --    $1,008,564,451
  Bonds and notes (Identified cost: $145,473,365;
    $267,817,760 respectively)...............................               --              --     151,903,257       279,948,878
  Short-term investments (Identified cost: $146,006,980;
    $109,543,253; $2,578,380; $582,413,954 respectively).....      146,000,856     109,543,253       2,578,380       582,150,249
                                                                --------------    ------------    ------------    --------------
    Total investments........................................    1,301,155,189     109,543,253     154,481,637     1,870,663,578
Cash.........................................................            8,396           2,440       5,639,136        13,407,050
Interest and dividends receivable............................        2,502,360             497       2,067,198         6,632,527
Receivable for investments sold..............................          910,994              --       7,093,878         1,355,885
Receivable for settlement of investments
  purchased on a forward commitment basis (Note 2D)..........               --              --              --         1,388,372
Prepaid trustees' fees.......................................              820             522             522               390
                                                                --------------    ------------    ------------    --------------
    Total assets.............................................    1,304,577,759     109,546,712     169,282,371     1,893,447,802
                                                                --------------    ------------    ------------    --------------
LIABILITIES
Payable for investments purchased............................        7,019,418              --       7,923,222        14,568,979
Dividends payable (Note 2C)..................................       47,382,259         475,700       2,456,289        53,960,727
Investment management fee payable (Note 4)...................        1,197,689         135,475         187,550         1,722,486
Accrued liabilities..........................................           79,387          15,336          17,172            54,680
                                                                --------------    ------------    ------------    --------------
    Total liabilities........................................       55,678,753         626,511      10,584,233        70,306,872
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Net assets consist of:
Series shares (par value $.01 per share; an unlimited
  number authorized) (Note 6)................................   $      481,756    $  1,089,202    $    127,487    $      888,515
Additional paid-in capital...................................      878,072,599     107,830,999     152,990,211     1,428,825,164
Undistributed (overdistributed) net investment
  income (Note 2C)...........................................            3,739           9,734         (72,567)           (7,094)
Undistributed net realized loss on investments and
  forward commitments (Notes 2D and 3).......................               --          (9,734)       (776,885)               --
Overdistributed net realized gain on investments and
  forward commitments (Notes 2C and 2D)......................          (11,812)             --              --          (689,082)
Net unrealized appreciation on:
  Investments (Note 2A)......................................      370,352,724              --       6,429,892       392,735,055
  Forward commitments (Note 2D)..............................               --              --              --         1,388,372
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Outstanding series shares....................................       48,175,574     108,920,201      12,748,690        88,851,472
                                                                ==============    ============    ============    ==============
Net asset value per share....................................           $25.92           $1.00          $12.45            $20.52
                                                                ==============    ============    ============    ==============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                                                     MML           MML
                                                                       MML          Money        Managed          MML
                                                                     Equity         Market         Bond          Blend
                                                                      Fund           Fund          Fund          Fund
                                                                     ------         ------        ------        ------
Investment income (Note 2B)
Dividends....................................................      $ 28,229,106   $       --    $        --   $ 26,802,102
Interest.....................................................         6,641,154    5,999,684     10,026,269     49,931,175
                                                                   ------------   ----------    -----------    -----------
    Total income.............................................        34,870,260    5,999,684     10,026,269     76,733,277
                                                                   ------------   ----------    -----------    -----------
Expenses
Investment management fee (Note 4)...........................         4,178,204      501,924        681,807      6,344,373
Trustees' fees...............................................            14,625       11,617         11,651         11,900
Audit fees...................................................            27,433       18,917         24,467         29,567
Tax expense..................................................             6,263           --             --          6,263
Registration fee.............................................            65,689        5,908          7,745         46,532
Other........................................................             1,892        1,178          1,178          1,180
                                                                   ------------   ----------    -----------    -----------
    Total expenses...........................................         4,294,106      539,544        726,848      6,439,815
                                                                   ------------   ----------    -----------    -----------
Net investment income (Note 2C)..............................        30,576,154    5,460,140      9,299,421     70,293,462
                                                                   ------------   ----------    -----------    -----------
Net realized and unrealized gain (loss) on investments
  and forward commitments (Notes 2A, 2B and 2D)
Net realized gain (loss) on:
  Investments (Notes 2B and 2C)..............................        16,898,835         (841)       866,079     29,289,639
  Forward commitments (Note 2D)..............................                --           --        453,016      6,506,024
                                                                   ------------   ----------    -----------    -----------
    Net realized gain (loss).................................        16,898,835         (841)     1,319,095     35,795,663
                                                                   ------------   ----------    -----------    -----------
Change in net unrealized appreciation/depreciation on:
  Investments (Note 2A)......................................       237,559,436           --     13,542,298    241,023,762
  Forward commitments (Note 2D)..............................                --           --        162,634      2,579,828
    Total change in net unrealized appreciation/                   ------------   ----------    -----------    -----------
      depreciation...........................................       237,559,436           --     13,704,932    243,603,590
                                                                   ------------   ----------    -----------    -----------
Net gain (loss)..............................................       254,458,271         (841)    15,024,027    279,399,253
                                                                   ------------   ----------    -----------    -----------
Net increase in net assets resulting from operations.........      $285,034,425   $5,459,299    $24,323,448   $349,692,715
                                                                   ============   ==========    ===========   ============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1995 and 1994

                                                                    1995
                                       -------------------------------------------------------------------
                                                              MML              MML
                                            MML              Money           Managed             MML
                                          Equity            Market            Bond              Blend
                                           Fund              Fund             Fund              Fund
                                          ------            ------           ------            ------
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $   30,576,154     $  5,460,140     $  9,299,421     $   70,293,462
Net realized gain (loss)
  on investments and
  forward commitments...............       16,898,835             (841)       1,319,095         35,795,663
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................      237,559,436               --       13,704,932        243,603,590
                                       --------------     ------------     ------------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................      285,034,425        5,459,299       24,323,448        349,692,715
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................      (30,563,214)      (5,459,299)      (9,294,583)       (70,291,011)
   Distribution of net
    realized gains..................      (16,854,045)              --               --        (35,463,987)
   Distribution in excess of net
    realized gains..................               --               --               --                 --
  Net increase in capital share
   transactions (Note 6)............      190,498,822       17,134,168       22,459,621        134,942,076
                                       --------------     ------------     ------------     --------------
   Total increase (decrease)........      428,115,988       17,134,168       37,488,486        378,879,793

NET ASSETS, at beginning
  of the year.......................      820,783,018       91,786,033      121,209,652      1,444,261,137
                                       --------------     ------------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $1,248,899,006     $108,920,201     $158,698,138     $1,823,140,930
                                       ==============     ============     ============     ==============
(Overdistributed) undistributed
  net investment income included
  in net assets at end
  of the year.......................   $        3,739     $      9,734     $    (72,567)    $      (7,094)
                                       ==============     ============     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............            $.634            $.054            $.782     $         .811
  Net realized gains................             .350               --               --               .399


                                                                 1994
                                       ----------------------------------------------------------------
                                                           MML              MML
                                           MML            Money           Managed             MML
                                         Equity           Market           Bond              Blend
                                          Fund             Fund            Fund              Fund
                                         ------           ------          ------            ------
   .................................
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $ 23,743,493     $ 3,147,135     $  8,506,956     $   56,319,900
Net realized gain (loss)
  on investments and
  forward commitments...............      9,479,860          (5,364)      (2,156,483)        28,803,202
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................     (1,773,621)             --      (11,386,882)       (49,350,511)
                                       ------------     -----------      -----------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................     31,449,732       3,141,771       (5,036,409)        35,772,591
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................    (23,735,788)     (3,141,771)      (8,503,670)       (56,320,396)
   Distribution of net
    realized gains..................     (9,536,463)             --               --        (29,300,874)
   Distribution in excess of net
    realized gains..................             --              --               --           (254,531)
  Net increase in capital share
   transactions (Note 6)............    159,512,479      18,127,025        5,640,533        197,821,191
                                       ------------     -----------     ------------     --------------
   Total increase (decrease)........    157,689,960      18,127,025       (7,899,546)       147,717,981

NET ASSETS, at beginning
  of the year.......................    663,093,058      73,659,008      129,109,198      1,296,543,156
                                       ------------     -----------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $820,783,018     $91,786,033     $121,209,652     $1,444,261,137
                                       ============     ===========     ============     ==============
(Overdistributed) undistributed
  net investment income
  included in net assets at
  end of the year...................   $     (9,200)    $     8,893     $     (3,270)    $        2,008
                                       ============     ===========     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............   $       .594     $      .038     $       .792     $         .707
  Net realized gains................           .238              --               --               .362

                       See Notes to Financial Statements

MML Series Investment Fund

FINANCIAL HIGHLIGHTS
Selected per share data for each series share outstanding throughout each year ended ended December 31:

                                MML EQUITY FUND

                                  1995        1994        1993        1992        1991
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $  20.520     $20.510     $19.862     $18.735     $15.659
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .634        .594        .524        .543        .563
Net realized and unrealized
  gain (loss) on investments..     5.754        .248       1.365       1.420       3.440
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................     6.388        .842       1.889       1.963       4.003
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.634)      (.594)      (.524)      (.543)      (.562)
Distribution from net
 realized gains...............     (.350)      (.238)      (.717)      (.288)      (.365)
Distribution in excess of
 net realized gains...........        --          --          --       (.005)         --
                               ---------     -------     -------     -------     -------
Total distributions...........     (.984)      (.832)     (1.241)      (.836)      (.927)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $  25.924     $20.520     $20.510     $19.862     $18.735
                               =========     =======     =======     =======     =======
Total return..................     31.13%       4.10%       9.52%      10.48%      25.56%

Net assets (in millions):
  End of year................. $1,248.90     $820.78     $663.09     $490.62     $355.04
Ratio of expenses to
 average net assets...........       .41%        .43%        .44%        .46%        .48%
Ratio of net investment
 income to average net
 assets.......................      2.89%       3.04%       3.23%       3.09%       3.43%
Portfolio turnover rate.......     11.72%       9.99%      11.28%       9.07%       9.37%



                                   1990         1989        1988        1987        1986
                                   ----         ----        ----        ----        ----
Net asset value:
  Beginning of year...........    $16.764      $14.929     $13.828     $15.591     $13.832
                                  -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........       .636         .694        .646        .525        .495
Net realized and unrealized
  gain (loss) on investments..      (.722)       2.746       1.660       (.066)      2.174
                                  -------      -------     -------     -------     -------
Total from investment
 operations...................      (.086)       3.440       2.306        .459       2.669
                                  -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............      (.665)       (.711)      (.639)      (.988)      (.412)
Distribution from net
 realized gains...............      (.354)       (.894)      (.566)     (1.234)      (.498)
Distribution in excess of
 net realized gains...........         --           --          --          --          --
                                  -------      -------     -------     -------     -------
Total distributions...........     (1.019)      (1.605)     (1.205)     (2.222)      (.910)
                                  -------      -------     -------     -------     -------
Net asset value:
  End of year.................    $15.659      $16.764     $14.929     $13.828     $15.591
                                  =======      =======     =======     =======     =======
Total return..................       (.51%)      23.04%      16.68%       2.10%      20.15%

Net assets (in millions):
  End of year.................    $235.45      $226.41     $172.80     $150.41     $141.46
Ratio of expenses to
 average net  assets..........        .49%         .50%        .50%        .51%        .52%
Ratio of net investment
 income to average net
 assets.......................       4.09%        4.30%       4.05%       3.44%       3.54%
Portfolio turnover rate.......      13.50%       15.71%      15.97%      15.73%      14.73%


                             MML MONEY MARKET FUND

                                   1995        1994        1993        1992        1991
                                   ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Total distributions...........     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               =========     =======     =======     =======     =======
Total return..................      5.58%       3.84%       2.75%       3.48%       6.01%

Net assets (in millions):
  End of year................. $  108.92     $ 91.79     $ 73.66     $ 84.56     $ 94.41
Ratio of expenses to
 average net
  assets......................       .54%        .55%        .54%        .53%        .52%
Ratio of net investment
 income to average net
 assets.......................      5.43%       3.81%       2.71%       3.42%       5.91%

                                  1990        1989         1988        1987        1986
                                  ----        ----         ----        ----        ----
Net asset value:
  Beginning of year...........  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Total from investment
 operations...................     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Total distributions...........    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Net asset value:
  End of year.................  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                =======      =======     =======     =======     =======
Total return..................     8.12%        9.16%       7.39%       6.49%       6.60%
Net assets (in millions):
  End of year.................  $114.59      $ 70.16     $ 66.35     $ 52.35     $ 33.54
Ratio of expenses to
 average net assets...........      .54%         .54%        .55%        .57%        .57%
Ratio of net investment
 income to average net
 assets.......................     7.80%        8.79%       7.20%       6.35%       6.44%

                       See Notes to Financial Statements

MML Series Investment Fund

                             MML MANAGED BOND FUND

                                 1995          1994          1993           1992          1991
                                 ----          ----          ----           ----          ----
Net asset value:
  Beginning of year            $  11.141     $  12.405      $  12.041     $  12.219     $11.318
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .782          .792           .785          .870        .903
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          1.307        (1.264)          .618          .001        .916
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        2.089         (.472)         1.403          .871       1.819
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.782)        (.792)         (.784)        (.869)      (.902)
Distribution from net
 realized gains                       --            --          (.255)        (.158)      (.016)
Distribution in excess of
 net realized  gains                  --            --             --         (.022)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions                (.782)        (.792)        (1.039)       (1.049)      (.918)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  12.448     $  11.141      $  12.405     $  12.041     $12.219
                               =========     =========      =========     =========     =======
Total return                       19.14%        (3.76%)        11.81%         7.31%      16.66%
Net assets (in millions):
  End of year                  $  158.70     $  121.21      $  129.11     $   88.15     $ 66.98
Ratio of expenses to
 average net assets                  .52%          .52%           .54%          .56%        .57%
Ratio of net investment
 income to average net
 assets                             6.63%         6.69%          6.37%         7.28%       7.96%
Portfolio turnover rate            70.00%        32.77%         58.81%        39.51%      61.85%


                                1990        1989        1988        1987        1986
                                ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $11.354     $10.919     $11.052     $12.541     $11.978
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .943        .918        .906        .969       1.061
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.036)       .454       (.133)      (.673)       .597
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .907       1.372        .773        .296       1.658
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.943)      (.918)      (.906)     (1.229)     (1.095)
Distribution from net
 realized gains                     --       (.019)         --       (.556)         --
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.943)      (.937)      (.906)     (1.785)     (1.095)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $11.318     $11.354     $10.919     $11.052     $12.541
                               =======     =======     =======     =======     =======
Total return                      8.38%      12.83%       7.13%       2.60%      14.46%

Net assets (in millions):
  End of year                  $ 43.07     $ 40.03     $ 31.35     $ 26.16     $ 30.38
Ratio of expenses to
 average net assets                .57%        .59%        .61%        .60%        .60%
Ratio of net investment
 income to average net
 assets                           8.40%       8.35%       8.25%       8.24%       8.87%
Portfolio turnover rate          69.93%      64.77%      74.92%      55.60%     203.76%


                                MML BLEND FUND

                                  1995          1994          1993           1992         1991
                                  ----          ----          ----           ----         ----
Net asset value:
  Beginning of year            $  17.672     $  18.305      $  17.846     $  17.307     $14.839
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .811          .707           .655          .707        .736
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          3.246         (.271)         1.057          .880       2.771
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        4.057          .436          1.712         1.587       3.507
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.811)        (.707)         (.655)        (.707)      (.736)
Distribution from net
 realized gains                    (.399)        (.359)         (.598)        (.326)      (.303)
Distribution in excess of
 net realized gains                   --         (.003)            --         (.015)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions               (1.210)       (1.069)        (1.253)       (1.048)     (1.039)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  20.519     $  17.672      $  18.305     $  17.846     $17.307
                               =========     =========      =========     =========     =======
Total return                       23.28%         2.48%          9.70%         9.36%      24.00%

Net assets (in millions):
  End of year                  $1,823.14     $1,444.26      $1,296.54     $1,013.28     $797.04
Ratio of expenses to
 average net assets                  .38%          .39%           .40%          .41%        .42%
Ratio of net investment
 income to average net
 assets                             4.19%         3.93%          3.60%         4.07%       4.54%
Portfolio turnover rate            30.78%        26.59%         20.20%        25.43%      26.92%


                                  1990        1989        1988        1987        1986
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $15.428     $13.876     $13.095     $13.774     $12.244
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .792        .823        .734        .624        .540
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.445)      1.921       1.000       (.148)      1.653
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .347       2.744       1.734        .476       2.193
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.811)      (.835)      (.728)      (.747)      (.560)
Distribution from net
 realized gains                  (.125)      (.357)      (.225)      (.408)      (.103)
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.936)     (1.192)      (.953)     (1.155)      (.663)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $14.839     $15.428     $13.876     $13.095     $13.774
                               =======     =======     =======     =======     =======
Total return                      2.37%      19.96%      13.40%       3.12%      18.30%

Net assets (in millions):
  End of year                  $574.15     $524.29     $401.22     $346.12     $236.15
Ratio of expenses to
 average net assets                .44%        .45%        .46%        .48%        .51%
Ratio of net investment
 income to average net
 assets                           5.37%       5.57%       5.29%       4.77%       4.81%
Portfolio turnover rate          24.55%      22.39%      25.70%      36.56%      58.75%

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements

MML Equity Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------
EQUITIES - 92.49%

Aerospace & Defense - 2.23%
 The Boeing Company.........................            202,500  $ 15,870,938
 TRW, Inc...................................            154,100    11,942,750
                                                   ------------  ------------
                                                        356,600    27,813,688
                                                   ------------  ------------

Agribusiness - 1.56%
 Archer-Daniels-Midland Company.............            359,975     6,479,550
 Pioneer Hi-Bred International, Inc.........            235,000    13,071,875
                                                   ------------  ------------
                                                        594,975    19,551,425
                                                   ------------  ------------

Apparel, Textiles, Shoes - .93%
 VF Corporation.............................            220,000    11,605,000
                                                   ------------  ------------

Automotive & Parts - 4.20%
 Ford Motor Company.........................            477,000    13,833,000
 Genuine Parts Company......................            433,500    17,773,500
 Goodyear Tire & Rubber Company.............            461,000    20,917,875
                                                   ------------  ------------
                                                      1,371,500    52,524,375
                                                   ------------  ------------

Banking, Savings & Loans - 6.16%
 The Bank of New York Company,
  Incorporated..............................            435,000    21,206,250
 Comerica, Incorporated.....................            435,000    17,454,375
 CoreStates Financial Corporation...........            410,500    15,547,687
 Norwest Corporation........................            291,000     9,603,000
 Wachovia Corporation.......................            288,200    13,185,150
                                                   ------------  ------------
                                                      1,859,700    76,996,462
                                                   ------------  ------------

Beverages - 1.95%
 Brown-Forman Corporation (Class B).........            333,000    12,154,500
 Pepsico, Incorporated......................            218,000    12,180,750
                                                   ------------  ------------
                                                        551,000    24,335,250
                                                   ------------  ------------

Chemicals - 4.03%
 Eastman Chemical Company...................            240,000    15,030,000
 E.I. du Pont de Nemours and Company........            166,500    11,634,187
 The Lubrizol Corporation...................            242,000     6,745,750
 Nalco Chemical Company.....................            335,000    10,091,875
 Rohm & Haas................................            106,300     6,843,063
                                                   ------------  ------------
                                                      1,089,800    50,344,875
                                                   ------------  ------------

Communications - 2.18%
 AT&T Corporation...........................            420,000    27,195,000
                                                   ------------  ------------

Computers & Office Equipment - 6.41%
 Hewlett-Packard Company....................            385,000    32,243,750
 International Business Machines Corporation            121,000    11,101,750
 Pitney Bowes, Inc..........................            423,500    19,904,500
 Xerox Corporation..........................            123,000    16,851,000
                                                   ------------  ------------
                                                      1,052,500    80,101,000
                                                   ------------  ------------

Containers - .97%
 Temple-Inland, Inc.........................            273,500    12,068,188
                                                   ------------  ------------

Cosmetics & Personal Care - 1.28%
 Kimberly-Clark Corporation.................            193,600    16,020,400
                                                   ------------  ------------

Electric Utilities - 1.84%
 Niagara Mohawk Power Corporation...........            463,500     4,461,187
 NIPSCO Industries, Inc.....................            200,000     7,650,000
 SCANA Corporation..........................            378,000    10,820,250
                                                   ------------  ------------
                                                      1,041,500    22,931,437
                                                   ------------  ------------

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Electrical Equipment & Electronics - 7.53%
 AMP, Incorporated..........................            580,000  $ 22,257,500
 General Electric Company...................            470,000    33,840,000
 General Signal Corporation.................            269,500     8,725,063
 Honeywell Inc..............................            272,500    13,250,313
 Hubbell, Incorporated (Class B)............            242,072    15,916,234
                                                   ------------  ------------
                                                      1,834,072    93,989,110
                                                   ------------  ------------

Energy - 8.65%
 Amoco Corporation..........................            380,000    27,312,500
 Atlantic Richfield Company.................            175,500    19,436,625
 Chevron Corporation........................            360,000    18,900,000
 Kerr-McGee Corporation.....................            250,100    15,881,350
 Mobil Corporation..........................            197,200    22,086,400
 USX Corporation - Marathon Group...........            145,000     2,827,500
 Union Pacific Resources Group, Inc.........             62,100     1,575,787
                                                   ------------  ------------
                                                      1,569,900   108,020,162
                                                   ------------  ------------

Financial Services - 1.33%
 American Express Company...................            400,000    16,550,000
                                                   ------------  ------------

Foods - 1.57%
 CPC International, Inc.....................            285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 2.37%
 Westvaco Corporation.......................            335,755     9,317,201
 Weyerhaeuser Company.......................            467,500    20,219,375
                                                   ------------  ------------
                                                        803,255    29,536,576
                                                   ------------  ------------

Hardware & Tools - 1.30%
 The Stanley Works..........................            315,500    16,248,250
                                                   ------------  ------------

Healthcare - 9.60%
 Becton, Dickinson and Company..............            260,000    19,500,000
 Bristol-Myers Squibb Company...............            507,500    43,581,562
 Pfizer, Incorporated.......................            600,000    37,800,000
 Schering-Plough Corp.......................            347,500    19,025,625
                                                   ------------  ------------
                                                      1,715,000   119,907,187
                                                   ------------  ------------

Household Products - .91%
 The Clorox Company.........................            159,500    11,424,188
                                                   ------------  ------------

Industrial Distribution - 1.25%
 W. W. Grainger, Inc........................            236,000    15,635,000
                                                   ------------  ------------

Industrial Transportation - 1.54%
 Norfolk Southern Corporation...............            242,000    19,208,750
                                                   ------------  ------------

Insurance - 4.92%
 Allstate Corporation.......................            185,182     7,615,610
 Jefferson-Pilot Corporation................            207,000     9,625,500
 MBIA, Inc..................................            154,000    11,550,000
 SAFECO Corporation.........................            750,000    25,875,000
 Unitrin, Inc...............................            140,000     6,720,000
                                                   ------------  ------------
                                                      1,436,182    61,386,110
                                                   ------------  ------------

Machinery & Components - 1.62%
 Dover Corporation..........................            325,000    11,984,375
 Parker-Hannifin Corporation................            242,050     8,290,213
                                                   ------------  ------------
                                                        567,050    20,274,588
                                                   ------------  ------------

Metals & Mining - .27%
 Reynolds Metals Company....................             60,000     3,397,500
                                                   ------------  ------------

MML Equity Fund

December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Miscellaneous - 2.59%
 Harsco Corporation.........................            169,500  $  9,852,187
 Minnesota Mining &
  Manufacturing Company.....................            340,000    22,525,000
                                                   ------------  ------------
                                                        509,500    32,377,187
                                                   ------------  ------------

Photography - 1.21%
 Eastman Kodak Company......................            225,000    15,075,000
                                                   ------------  ------------

Publishing & Printing - 4.35%
 The Dun & Bradstreet Corporation...........            308,500    19,975,375
 McGraw-Hill Companies, Inc.................            224,000    19,516,000
 R. R. Donnelley & Sons Company.............            378,000    14,883,750
                                                   ------------  ------------
                                                        910,500    54,375,125
                                                   ------------  ------------

Retail - 2.32%
 J.C. Penney Company, Inc...................             89,400     4,257,675
 The May Department Stores Company..........            363,000    15,336,750
 Sears Roebuck and Company..................            242,000     9,438,000
                                                   ------------  ------------
                                                        694,400    29,032,425
                                                   ------------  ------------

Retail - Grocery - 1.20%
 Albertson's, Inc...........................            455,200    14,964,700
                                                   ------------  ------------

Telephone Utilities - 2.64%
 Ameritech Corporation......................            182,000    10,738,000
 Frontier Corporation.......................            423,500    12,705,000
 Southern New England
  Telecommunications Corporation............            240,000     9,540,000
                                                   ------------  ------------
                                                        845,500    32,983,000
                                                   ------------  ------------

Tobacco - 1.58%
 American Brands, Inc.......................            442,000    19,724,250
                                                   ------------  ------------

Total Equities
 (Cost $784,795,485)........................                    1,155,154,333
                                                                -------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM INVESTMENTS - 11.69%

Commercial Paper
 Aristar, Inc.
  5.600%         2/14/96....................       $  3,480,000     3,456,181
 Comdisco, Inc.
  6.030%         1/11/96....................          3,545,000     3,539,062
 Comdisco, Inc.
  6.030%         1/12/96....................          3,300,000     3,293,920
 Comdisco, Inc.
  6.000%         1/22/96....................          4,610,000     4,593,235
 Comdisco, Inc.
  5.950%         2/12/96....................          4,790,000     4,756,356
 ConAgra, Inc.
  5.970%         1/3/96.....................          5,585,000     5,583,148
 ConAgra, Inc.
  5.930%         1/24/96....................          3,615,000     3,601,304


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 ConAgra, Inc.
  5.930%         2/1/96.....................       $  4,590,000  $  4,566,562
 ConAgra, Inc.
  5.770%         2/6/96.....................          3,835,000     3,812,872
 Dana Credit Corporation
  6.000%         1/31/96....................          6,220,000     6,187,578
 Dana Credit Corporation
  5.950%         2/16/96....................          4,295,000     4,261,793
 Dana Credit Corporation
  5.820%         3/21/96....................          3,165,000     3,123,042
 Dominion Resources Inc.
  6.010%         1/23/96....................          5,200,000     5,180,901
 Florida Power & Light Co.
  5.580%         2/7/96.....................          2,255,000     2,242,068
 GTE Corporation
  5.950%         2/2/96.....................          5,225,000     5,197,366
 GTE Corporation
  5.830%         2/9/96.....................          5,900,000     5,862,737
 Illinois Power Company
  6.000%         1/25/96....................          3,225,000     3,212,100
 Illinois Power Company
  6.100%         2/5/96.....................          2,380,000     2,365,885
 Illinois Power Company
  5.930%         2/8/96.....................          4,000,000     3,974,962
 MAPCO Inc.
  6.050%         1/5/96.....................          4,575,000     4,571,925
 MAPCO Inc.
  6.000%         1/8/96.....................          4,385,000     4,379,884
 MAPCO Inc.
  6.000%         1/10/96....................          4,000,000     3,994,000
 ORIX Credit Alliance, Inc.
  6.080%         1/17/96....................          5,865,000     5,848,749
 ORIX Credit Alliance, Inc.
  6.070%         1/19/96....................          5,160,000     5,144,178
 ORIX Credit Alliance, Inc.
  6.000%         1/26/96....................          4,000,000     3,983,333
 ORIX Credit Alliance, Inc.
  6.070%         1/30/96....................          4,000,000     3,980,175
 ORIX Credit Alliance, Inc.
  5.750%         2/14/96....................          8,000,000     7,943,778
 Public Service Company of Colorado
  6.000%         1/29/96....................          6,410,000     6,380,087
 Rite Aid Corporation
  5.900%         2/26/96....................          3,790,000     3,754,926
 Rite Aid Corporation
  5.980%         1/16/96....................          3,500,000     3,491,057
 Texas Utilities Electric Company
  5.950%         1/2/96.....................          4,000,000     3,999,339
 Textron, Inc.
  5.970%         2/29/96....................          1,500,000     1,485,146
 Tyson Foods, Inc.
  6.050%         1/4/96.....................          1,340,000     1,339,324
 Tyson Foods, Inc.
  5.990%         1/9/96.....................          2,745,000     2,741,346
 Tyson Foods, Inc.
  5.990%         1/18/96....................          4,165,000     4,152,537
                                                   ------------  ------------
Total Short-Term Investments
  (Cost $146,006,980).......................       $146,650,000   146,000,856
                                                   ============  ============

MML Equity Fund

December 31, 1995

                                                                     Market
                                                                      Value
                                                                    (Note 2A)
                                                                 --------------
Total Investments -
 (Cost $930,802,465) (a)                                104.18%  $1,301,155,189
Other Assets -                                              27        3,422,570
Liabilities -                                            (4.45)     (55,678,753)
                                                        -------  --------------
Net Assets -                                            100.00%  $1,248,899,006
                                                        =======  ==============

(a)  Federal Income Tax Information: At
     December 31, 1995 the net unrealized
     appreciation on investments based on cost of $930,814,277 for federal income tax purposes is as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess
     of market value over tax cost..................             $  378,715,018

     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over market value..................                 (8,374,106)
                                                                 --------------
     Net unrealized appreciation....................             $  370,340,912
                                                                 ==============

                      See Notes to Financial Statements.

MML Money Market Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 100.57%
Commercial Paper
 Anheuser-Busch Companies, Inc.
  5.550%         3/7/96.....................       $  2,115,000  $  2,093,480
 Aristar, Inc.
  5.780%         1/30/96....................          4,000,000     3,981,375
 Atlantic Richfield Corp.
  5.600%         2/9/96.....................          2,800,000     2,783,013
 Baltimore Gas & Electric Company
  5.680%         1/19/96....................          3,015,000     3,006,437
 Bell Atlantic Network Funding Corp.
  5.450%         2/22/96....................          2,035,000     2,018,980
 Bell Atlantic Network Funding Corp.
  5.510%         2/23/96....................          2,265,000     2,246,626
 Campbell Soup Company
  5.650%         1/16/96....................          3,210,000     3,202,443
 Caterpillar Financial Services Corp.
  5.650%         2/15/96....................          1,915,000     1,901,475
 Coca Cola Company
  5.580%         2/2/96.....................          1,425,000     1,417,932
 Coca Cola Company
  5.350%         3/6/96.....................          1,000,000       990,340
 Coca Cola Financial Corporation
  5.580%         2/1/96.....................          1,845,000     1,836,135
 Consolidated Natural Gas Company
  5.630%         2/6/96.....................          1,435,000     1,426,921
 Dresser Industries, Inc.
  5.750%         1/31/96....................          2,200,000     2,189,458
 Dresser Industries, Inc.
  5.650%         1/26/96....................          1,800,000     1,792,938
 E.I. du Pont de Nemours and Company
  5.660%         1/17/96....................          3,015,000     3,007,416
 Echlin Inc.
  5.710%         1/26/96....................          2,000,000     1,992,069
 Eli Lilly & Company
  5.670%         1/19/96....................          1,890,000     1,884,642
 Eli Lilly & Company
  5.550%         3/28/96....................          2,400,000     2,367,810
 Ford Motor Credit Company
  5.350%         7/22/96....................          4,000,000     3,879,328
 GTE Corporation
  5.850%         2/14/96....................          2,545,000     2,526,803
 GTE Corporation
  5.840%         2/16/96....................            230,000       228,284
 GTE Corporation
  5.600%         3/5/96.....................          1,580,000     1,564,270
 General Electric Company
  5.420%         5/3/96.....................          1,125,000     1,104,167
 General Motors Acceptance Corporation
  5.570%         3/15/96....................          2,080,000     2,056,185
 General Motors Acceptance Corporation
  5.847%         1/2/96.....................            510,000       510,000
 Georgia Power Company
  5.610%         3/6/96.....................            360,000       356,354
 Georgia Power Company
  5.640%         2/12/96....................          3,900,000     3,874,338
 Great Lakes Chemical Corp.
  5.670%         1/22/96....................          1,735,000     1,729,261
 Hercules Incorporated
  5.660%         2/16/96....................          1,870,000     1,856,476
 Hercules Incorporated
  5.350%         6/19/96....................          1,600,000     1,559,578
 Indianapolis Power & Light Company
  5.680%         1/25/96....................          2,025,000     2,017,332


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 John Deere Capital Corporation
  5.680%         2/13/96....................       $  3,930,000  $  3,903,337
 McCormick & Company Inc.
  5.600%         1/29/96....................          2,855,000     2,842,565
 Minnesota Mining and Manufacturing Company
  5.480%         3/14/96....................          2,460,000     2,432,664
 Nestle Capital Corporation
  5.660%         1/23/96....................          1,595,000     1,589,483
 Nestle Capital Corporation
  5.370%         4/11/96....................          2,720,000     2,679,021
 Northern Illinois Gas Company
  5.670%         1/12/96....................          4,500,000     4,492,204
 Northern States Power Company
  5.680%         1/18/96....................          2,020,000     2,014,582
 Pacificorp
  5.710%         1/5/96.....................          1,570,000     1,569,004
 Pacificorp
  5.700%         2/7/96.....................          2,250,000     2,236,819
 J.C. Penney Funding Corp.
  5.650%         2/8/96.....................          3,785,000     3,762,427
 Pepsico Inc.
  5.700%         1/12/96....................            820,000       818,572
 Pepsico Inc.
  5.550%         2/6/96.....................          1,770,000     1,760,177
 Pioneer Hi-Bred International, Inc.
  5.700%         1/24/96....................          3,375,000     3,362,709
 Pitney Bowes Credit Corporation
  5.620%         2/5/96.....................          3,060,000     3,043,281
 Proctor & Gamble Company
  5.610%         2/21/96....................          4,000,000     3,968,210
 Southern New England Telecommunications
 Corporation
  5.700%         1/31/96....................          1,530,000     1,522,733
 Southwestern Bell Telephone Company
  5.500%         2/27/96....................          4,180,000     4,143,599
                                                   ------------  ------------


Total Short-Term Investments
  (Cost $109,543,253) (a)                          $110,345,000   109,543,253
                                                   ============  ------------
Total Investments -
 (Cost $109,543,253) (a)                 100.57%                  109,543,253
Other Assets -                              .01                         3,459
Liabilities -                              (.58)                     (626,511)
                                         -------                 ------------
Net Assets -                             100.00%                 $108,920,201
                                         =======                 ============

(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1995 is the same for financial reporting and federal income tax purposes.
   December 31, 1995 seven-day average yield for the portfolio: 5.25%

                      See Notes to Financial Statements.

MML Managed Bond Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES - 95.72%

Asset Backed Securities - 10.03%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,883,620  $  2,894,433
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................           660,968       662,059
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................           959,110       977,390
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           321,666       320,257
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Jet Equipment Trust 1995-A
  8.235%         5/1/15......................         1,990,986     2,187,895
 Midlantic Auto Grantor Trust 1992-1
  4.300%         9/15/97.....................            93,624        93,594
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         1,547,068     1,560,110
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,715,380     1,849,385
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         2,131,553     2,145,110
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,000,000     3,026,250
                                                   ------------  ------------
Total Asset Backed Securities
 (Cost $15,716,572)                                  15,499,300    15,911,136
                                                   ------------  ------------

Corporate Debt - 51.52%
 American Airlines, Inc.
  9.780%         11/26/11....................         2,000,000     2,364,400
 AMR Corporation
  9.000%         8/1/12......................         1,000,000     1,127,770
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,000,000     1,012,980
 Associates Corporation of North America
  7.875%         9/30/01.....................         2,000,000     2,182,260
 Atlantic Richfield Company
  7.770%         2/13/02.....................         3,000,000     3,275,310
 BP America Inc.
  8.500%         4/15/01.....................         2,000,000     2,240,220
 Bell Atlantic Financial Services, Inc.
  6.610%         2/4/00......................         2,000,000     2,064,600
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         2,000,000     2,036,220
 Commercial Credit Company
  7.750%         3/1/05......................         3,000,000     3,333,180
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Dow Capital
  7.125%         1/15/03.....................         4,000,000     4,167,880
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Equifax, Inc.
  6.500%         6/15/03.....................         1,250,000     1,273,950
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         1,500,000     1,576,875
 Foster Wheeler Corporation
  6.750%         11/15/05....................         2,000,000     2,061,620
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,000,000     1,206,390
 General Motors Acceptance Corporation
  6.300%         9/10/97.....................         2,500,000     2,529,150


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................      $  2,000,000  $  2,004,360
 Hercules Incorporated
  6.625%         6/1/03......................         2,000,000     2,055,180
 Imcera Group, Inc.
  6.000%         10/15/03....................         2,000,000     1,924,780
 ITT Corporation (New)
  7.375%         11/15/15....................         3,500,000     3,608,500
 Leucadia National Corporation
  7.750%         8/15/13.....................         2,000,000     2,070,380
 Lockheed Corporation
  5.650%         4/1/97......................         2,000,000     1,995,500
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         1,400,000     1,630,160
 Newmont Mining Corporation
  8.625%         4/1/02......................         2,000,000     2,209,980
 News America Holdings Incorporated
  9.250%         2/1/13......................         1,000,000     1,177,840
 Penske Truck Leasing Co., L.P.
  7.750%         5/15/99.....................         1,250,000     1,305,450
 Polaroid Corporation
  7.250%         1/15/97.....................         1,000,000     1,013,290
 Polaroid Corporation
  8.000%         3/15/99.....................         1,000,000     1,056,350
 Ralston Purina Company
  7.750%         10/1/15.....................         3,000,000     3,222,240
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         1,500,000     1,564,890
 Service Corporation International
  7.000%         6/1/15......................         2,250,000     2,507,018
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         1,250,000     1,373,563
 Textron Inc.
  9.550%         3/19/01.....................         1,000,000     1,136,100
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,500,000     1,645,035
 Time Warner, Inc.
  7.750%         6/15/05.....................         3,000,000     3,123,090
 US West Capital Funding Corporation
  8.375%         10/18/99....................         3,000,000     3,262,140
 Union Oil of California
  8.750%         8/15/01.....................         1,500,000     1,669,890
 United Air Lines, Inc.
  10.110%        2/19/06.....................           476,860       540,998
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,200,000     1,237,680
 W.R. Grace & Co.
  7.750%         10/1/02.....................         2,100,000     2,273,250
                                                   ------------  ------------
Total Corporate Debt
 (Cost $78,945,707)..........................        76,676,860    81,762,699
                                                   ============  ============


MML Managed Bond Fund

December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------

BONDS AND NOTES (Continued)

U.S. Government Agency Obligations - 19.01%

Federal Home Loan Mortgage
 Corporation (FHLMC) - 4.06%

Collateralized Mortgage Obligations - 3.91%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................      $  2,000,000  $  2,032,500
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         2,000,000     2,088,740
 FHLMC Series 1460 Class H
  7.000%         5/15/07.....................         2,000,000     2,072,500
                                                   ------------  ------------
                                                      6,000,000     6,193,740
                                                   ------------  ------------

Pass-Through Securities - .15%
 FHLMC
  9.000%         3/1/17......................           228,281       242,521
                                                   ------------  ------------
                                                      6,228,281     6,436,261
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - 3.32%

Collateralized Mortgage Obligations - 2.81%
 FNMA Series 1993-175 Class PL
  5.000%         10/25/02....................         2,000,000     1,980,000
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
 FNMA Series 1993-221 Class PD
  6.000%         12/25/08....................         1,000,000       989,680
                                                   ------------  ------------
                                                      4,500,000     4,456,075
                                                   ------------  ------------

Pass-Through Securities - .51%
 FNMA
  9.000%         5/1/09......................           761,881       809,971
                                                   ------------  ------------
                                                      5,261,881     5,266,046
                                                   ------------  ------------

Government National Mortgage
  Association (GNMA) - 9.10%

Collateralized Mortgage Obligations - .60%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................           895,053       956,587
                                                   ------------  ------------

Pass-Through Securities - 8.50%
 GNMA
  8.000%         6/15/06 - 3/15/08...........         6,449,335     6,833,391
 GNMA - ARMS
  6.000%         7/20/25 - 12/20/25..........         6,586,262     6,659,175
                                                   ------------  ------------
                                                     13,035,597    13,492,566
                                                   ------------  ------------
                                                     13,930,650    14,449,153
                                                   ------------  ------------

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Government Guaranteed Notes - 2.53%
 1994-A Atlanta, GA
  5.780%         8/1/98......................      $    130,000  $    130,637
 1994-A Baxter Springs, KS
  5.780%         8/1/98......................           700,000       703,430
 1994-A Boston, MA
  5.780%         8/1/98......................           745,000       748,650
 1994-A Detroit, MI
  5.780%         8/1/98......................           385,000       386,887
 1994-A Egg Harbor, NJ
  5.780%         8/1/98......................           260,000       261,274
 1994-A Kansas City, MO
  5.780%         8/1/98......................           550,000       552,695
 1994-A Mayaguez, PR
  5.780%         8/1/98......................           295,000       296,446
 1994-A Rochester, NY
  5.780%         8/1/98......................           300,000       301,470
 1994-A Sacramento, CA
  5.780%         8/1/98......................            55,000        55,270
 1994-A Saginaw, MI
  5.780%         8/1/98......................           315,000       316,544
 1994-A Youngstown, OH
  5.780%         8/1/98......................           265,000       266,299
                                                   ------------  ------------
                                                      4,000,000     4,019,602
                                                   ------------  ------------
Total U.S. Government Agency Obligations
 (Cost $29,136,748)..........................        29,420,812    30,171,062
                                                   ------------  ------------

U.S. Treasury Obligations - 15.16%

U.S. Treasury Bonds - 9.28%
 U.S. Treasury Bond
  8.875%         8/15/17.....................        11,000,000    14,733,070
                                                   ------------  ------------

U.S. Treasury Notes - 3.50%
 U.S. Treasury Note
  7.250%         5/15/04.....................         5,000,000     5,550,000
                                                   ------------  ------------

U.S. Treasury Strips - 2.38%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/15.....................        12,200,000     3,775,290
                                                   ------------  ------------

Total U.S. Treasury Obligations
 (Cost $21,674,338)..........................        28,200,000    24,058,360
                                                   ------------  ------------

Total Bonds and Notes
 (Cost $145,473,365).........................      $149,796,972   151,903,257
                                                   ============  ============

MML Managed Bond Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 1.62%

Commercial Paper
 ORIX Credit Alliance, Inc.
  6.400%         1/5/96........................    $  2,185,000  $  2,183,446
 Ryder System Inc.
  6.000%         1/2/96........................         395,000       394,934
                                                   ------------  ------------
Total Short-Term Investments
 (Cost $2,578,380)                                 $  2,580,000     2,578,380
                                                   ============  ------------

Total Investments
 (Cost $148,051,745) (a)                      97.34%              154,481,637
Other Assets -                                 9.33                14,800,734
Liabilities -                                 (6.67)              (10,584,233)
                                             -------             ------------
Net Assets -                                 100.00%             $158,698,138
                                             =======             ============

(a)  Federal Income Tax Information. At
     December 31, 1995 the net unrealized
     appreciation on investments based on
     cost of $148,061,936 for federal income
     tax purposes is as follows.

     Aggregate gross unrealized appreciation for
     all investments and forward commitments in
     which there is an excess of market value over
     tax cost.................................................   $  7,077,046

     Aggregate gross unrealized depreciation for
     all investments and forward commitments in
     which there is an excess of tax cost over
     market value.............................................       (657,345)
                                                                 ------------

        Net unrealized appreciation...........................   $  6,419,701
                                                                 ============


                       See Notes to Financial Statements

MML Blend Fund

SCHEDULE OF INVESTMENTS
December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES - 55.32%

Aerospace & Defense - 1.42%
 The Boeing Company..........................           193,500  $ 15,165,563
 TRW, Inc....................................           138,500    10,733,750
                                                   ------------  ------------
                                                        332,000    25,899,313
                                                   ------------  ------------

Agribusiness - .95%
 Archer-Daniels-Midland Company..............           318,017     5,724,306
 Pioneer Hi-Bred International, Inc..........           208,000    11,570,000
                                                   ------------  ------------
                                                        526,017    17,294,306
                                                   ------------  ------------

Apparel, Textiles, Shoes - .60%
 VF Corporation..............................           208,000    10,972,000
                                                   ------------  ------------

Automotive & Parts - 2.57%
 Ford Motor Company..........................           410,000    11,890,000
 Genuine Parts Company.......................           397,000    16,277,000
 Goodyear Tire & Rubber Company..............           412,200    18,703,575
                                                   ------------  ------------
                                                      1,219,200    46,870,575
                                                   ------------  ------------

Banking, Savings & Loans - 3.85%
 The Bank of New York Company, Incorporated..           390,000    19,012,500
 Comerica, Incorporated......................           397,000    15,929,625
 CoreStates Financial Corporation............           374,800    14,195,550
 Norwest Corporation.........................           262,000     8,646,000
 Wachovia Corporation........................           270,600    12,379,950
                                                   ------------  ------------
                                                      1,694,400    70,163,625
                                                   ------------  ------------

Beverages - 1.25%
 Brown-Forman Corporation (Class B)..........           319,500    11,661,750
 Pepsico, Incorporated.......................           200,000    11,175,000
                                                   ------------  ------------
                                                        519,500    22,836,750
                                                   ------------  ------------

Chemicals - 2.12%
 Eastman Chemical Company....................           216,475    13,556,747
 E.I. du Pont de Nemours and Company.........           146,000    10,201,750
 The Lubrizol Corporation....................           216,000     6,021,000
 Nalco Chemical Company......................           295,000     8,886,875
                                                   ------------  ------------
                                                        873,475    38,666,372
                                                   ------------  ------------

Communications - .66%
 AT&T Corporation............................           185,000    11,978,750
                                                   ------------  ------------

Computers & Office Equipment - 3.88%
 Hewlett-Packard Company.....................           343,000    28,726,250
 International Business Machines Corporation.           106,000     9,725,500
 Pitney Bowes, Inc...........................           371,000    17,437,000
 Xerox Corporation...........................           108,000    14,796,000
                                                   ------------  ------------
                                                        928,000    70,684,750
                                                   ------------  ------------

Cosmetic & Personal Care - .80%
 Kimberly-Clark Corporation..................           176,200    14,580,550
                                                   ------------  ------------

Electric Utilities - 1.11%
 Niagara Mohawk Power Corporation............           416,000     4,004,000
 NIPSCO Industries, Inc......................           178,000     6,808,500
 SCANA Corporation...........................           326,000     9,331,750
                                                   ------------  ------------
                                                        920,000    20,144,250
                                                   ------------  ------------

Electrical Equipment & Electronics - 4.63%
 AMP, Inc....................................           530,000    20,338,750
 General Electric Company....................           420,000    30,240,000
 General Signal Corporation..................           243,000     7,867,125
 Honeywell Inc...............................           243,000    11,815,875
 Hubbell, Incorporated (Class B).............           215,940    14,198,055
                                                   ------------  ------------
                                                      1,651,940    84,459,805
                                                   ------------  ------------


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Energy - 5.08%
 Amoco Corporation...........................           332,000  $ 23,862,500
 Atlantic Richfield Company..................           151,000    16,723,250
 Chevron Corporation.........................           324,000    17,010,000
 Kerr-McGee Corporation......................           216,000    13,716,000
 Mobil Corporation...........................           177,100    19,835,200
 Union Pacific Resources Group, Inc..........            55,400     1,405,775
                                                   ------------  ------------
                                                      1,255,500    92,552,725
                                                   ------------  ------------

Financial Services - .80%
 American Express Company....................           352,500    14,584,688
                                                   ------------  ------------

Foods - 1.07%
 CPC International, Inc......................           285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 1.54%
 Westvaco Corporation........................           363,012    10,073,583
 Weyerhaeuser Company........................           415,000    17,948,750
                                                   ------------  ------------
                                                        778,012    28,022,333
                                                   ------------  ------------

Hardware & Tools - .81%
 The Stanley Works...........................           285,300    14,692,950
                                                   ------------  ------------

Healthcare - 5.96%
 Becton, Dickinson and Company...............           247,800    18,585,000
 Bristol-Myers Squibb Company................           450,000    38,643,750
 Pfizer, Incorporated........................           540,000    34,020,000
 Schering-Plough Corp........................           318,400    17,432,400
                                                   ------------  ------------
                                                      1,556,200   108,681,150
                                                   ------------  ------------

Household Products - .57%
 The Clorox Company..........................           146,000    10,457,250
                                                   ------------  ------------

Industrial Distribution - .77%
 W. W. Grainger, Inc.........................           212,300    14,064,875
                                                   ------------  ------------

Industrial Transportation - .92%
 Norfolk Southern Corporation................           212,000    16,827,500
                                                   ------------  ------------

Insurance - 2.99%
 Allstate Corporation........................           165,501     6,806,228
 Jefferson-Pilot Corporation.................           183,000     8,509,500
 MBIA, Inc...................................           135,000    10,125,000
 SAFECO Corporation..........................           668,000    23,046,000
 Unitrin, Inc................................           125,000     6,000,000
                                                   ------------  ------------
                                                      1,276,501    54,486,728
                                                   ------------  ------------

Machinery & Components - 1.05%
 Dover Corporation...........................           286,000    10,546,250
 Parker-Hannifin Corporation.................           251,750     8,622,438
                                                   ------------  ------------
                                                        537,750    19,168,688
                                                   ------------  ------------

Metals & Mining - .17%
 Reynolds Metals Company.....................            55,000     3,114,375
                                                   ------------  ------------

Miscellaneous - 1.62%
 Harsco Corporation..........................           159,050     9,244,781
 Minnesota Mining &
  Manufacturing Company......................           305,000    20,206,250
                                                   ------------  ------------
                                                        464,050    29,451,031
                                                   ------------  ------------

Photography - .73%
 Eastman Kodak Company.......................           198,500    13,299,500
                                                   ------------  ------------

MML Blend Fund

December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Publishing & Printing - 2.66%
 The Dun & Bradstreet Corporation............           276,000  $ 17,871,000
 McGraw-Hill Companies, Inc..................           200,000    17,425,000
 R.R. Donnelley & Sons Company...............           334,000    13,151,250
                                                   ------------  ------------
                                                        810,000    48,447,250
                                                   ------------  ------------

Retail - 1.42%
 J.C. Penney Company, Inc....................            81,000     3,857,625
 The May Department Stores Company...........           324,000    13,689,000
 Sears Roebuck and Company...................           216,000     8,424,000
                                                   ------------  ------------
                                                        621,000    25,970,625
                                                   ------------  ------------

Retail - Grocery - .75%
 Albertson's, Inc............................           418,300    13,751,612
                                                   ------------  ------------

Telephone Utilities - 1.63%
 Ameritech Corporation.......................           170,000    10,030,000
 Frontier Corporation........................           371,000    11,130,000
 Southern New England
  Telecommunications Corporation.............           216,000     8,586,000
                                                   ------------  ------------
                                                        757,000    29,746,000
                                                   ------------  ------------

Tobacco - .94%
 American Brands, Inc........................           384,000    17,136,000
                                                   ------------  ------------
Total Equities
 (Cost $627,696,809).........................                   1,008,564,451
                                                                -------------



                                                    Principal
                                                     Amount
                                                   ------------
BONDS AND NOTES - 15.36%

Asset Backed Securities - 1.16%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,403,016     2,412,028
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................         1,321,937     1,324,118
 Ford Credit Auto Loan Master Trust,
 Series 1992-1
  6.875%         1/15/99.....................         1,500,000     1,520,625
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................         1,278,813     1,303,187
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           193,000       192,154
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         4,177,084     4,212,297
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,552,419     1,673,694
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         4,689,417     4,719,242
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,500,000     3,530,625
                                                   ------------  ------------
Total Asset Backed Securities
  (Cost $20,966,611).........................        20,811,011    21,082,623
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt - 5.49%
 AMR Corporation
  9.000%         8/1/12......................      $  2,000,000  $  2,255,540
 American Airlines, Inc.
  9.780%         11/26/11....................         5,000,000     5,911,000
 American Brands, Inc.
  8.750%         2/15/96.....................         1,000,000     1,002,850
 American General Finance Corporation
  7.750%         1/15/97.....................         2,000,000     2,041,440
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,500,000     1,519,470
 Bell Atlantic Financial Services Inc.
  6.610%         2/4/00......................         1,000,000     1,032,300
 Cardinal Distribution, Inc.
  8.000%         3/1/97......................         2,000,000     2,051,560
 Chrysler Financial Corp.
  6.620%         4/29/97.....................         2,000,000     2,023,180
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         3,000,000     3,054,330
 Commercial Credit Company
  7.750%         3/1/05......................         2,500,000     2,777,650
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Delta Air Lines, Inc.
  8.540%         1/2/07......................         4,578,616     4,962,075
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         4,000,000     4,205,000
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Ford Motor Credit Company
  8.450%         7/15/06.....................         1,500,000     1,521,360
 GTE Corporation
  9.100%         6/1/03......................         1,000,000     1,162,710
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,500,000     1,809,585
 General Motors Acceptance Corporation
   9.125%        7/15/01.....................         1,500,000     1,710,120
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................         4,000,000     4,008,720
 ITT Corporation (New)
  7.375%         11/15/15....................         5,000,000     5,155,000
 Leucadia National Corporation
  7.750%         8/15/13.....................         3,000,000     3,105,570
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         2,200,000     2,561,680
 Newmont Mining Corporation
  8.625%         4/1/02......................         5,000,000     5,524,950
 News America Holdings Incorporated
  9.250%.....................................         2,000,000     2,355,680
 North Finance (Bermuda) Limited 144A
  7.000%         9/15/05.....................         4,000,000     4,080,000
 Polaroid Corporation
  7.250%         1/15/97.....................         4,500,000     4,559,805
 Ralston Purina Company
  7.750%         10/1/15.....................         2,000,000     2,148,160
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         2,000,000     2,086,520
 Service Corporation International
  7.000%         6/1/15......................         4,500,000     5,014,035
 Tele-Communications, Inc.
  7.550%         9/2/03......................         3,000,000     3,168,390
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         2,500,000     2,747,125
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,000,000     1,096,690


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)-
 Time Warner, Inc.
  7.750%         6/15/05.....................      $  3,000,000  $  3,123,090
 The Toro Company
  11.000%        8/1/17......................         2,000,000     2,000,000
 United States Leasing
 International, Inc.
  8.750%         5/1/96......................         3,500,000     3,533,635
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,000,000     1,031,400
                                                   ------------  ------------
Total Corporate Debt
 (Cost $94,662,584)..........................        93,778,616   100,042,850
                                                   ------------  ------------

U.S. Government Agency Obligations - 4.03%

Federal Home Loan Mortgage
 Corporation (FHLMC) - .93%

Collateralized Mortgage Obligations - .67%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................         5,000,000     5,081,250
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         5,000,000     5,221,850
 FHLMC Series 1460 Class 4
  7.000%         5/15/07.....................         1,789,000     1,853,851
                                                   ------------  ------------
                                                     11,789,000    12,156,951
                                                   ------------  ------------

Pass-Through Securities - .26%
 FHLMC
  9.000%         3/1/17......................           684,843       727,563
                                                   ------------  ------------
                                                     12,473,843    12,884,514
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - .28%

Collateralized Mortgage Obligations - .08%
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
                                                   ------------  ------------

Pass-Through Securities - .20%
 FNMA
  5.000%         10/25/02....................         4,130,000     4,088,700
 FNMA
  8.000%         5/1/13......................         3,474,720     3,626,739
                                                   ------------  ------------
                                                      7,604,720     7,715,439
                                                   ------------  ------------
                                                      9,104,720     9,201,834
                                                   ------------  ------------

Government National Mortgage
 Association (GNMA) - 1.64%

Collateralized Mortgage Obligations - .10%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................         1,790,105     1,913,175
                                                   ------------  ------------

Pass-Through Securities - 1.54%
 GNMA
  8.000%         1/15/04-5/15/08.............         8,755,864     9,277,277
 GNMA
  9.000%         8/15/08-9/15/09.............         2,679,591     2,900,658
 GNMA - ARMS
  6.000%         7/20/25-12/20/25............        15,725,551    15,900,693
                                                   ------------  ------------
                                                     27,161,006    28,078,628
                                                   ------------  ------------
                                                     28,951,111    29,991,803
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Government National Mortgage
 Association (GNMA) (Continued)

U.S. Government Guaranteed Notes - 1.18%
 1994-A Abilene, TX
  5.780%         8/1/98......................      $     70,000  $     70,343
 1994-A Bakersfield, CA
  5.780%         8/1/98......................           245,000       246,200
 1994-A Barberton, OH
  5.780%         8/1/98......................            75,000        75,367
 1994-A Buffalo, NY
  5.780%         8/1/98......................           375,000       376,837
 1991-A Caguas, PR
  8.740%         8/1/01......................           280,000       317,719
 1991-A Council Bluffs, IA
  8.740%         8/1/01......................           155,000       175,880
 1994-A Cumberland, MD
  5.780%         8/1/98......................            55,000        55,269
 1994-A Elizabeth, NJ
  5.780%         8/1/98......................            75,000        75,367
 1994-A Erie, PA
  5.780%         8/1/98......................            70,000        70,343
 1994-A Euclid, OH
  5.780%         8/1/98......................           105,000       105,514
 1994-A Fairfax County, VA
  5.780%         8/1/98......................           110,000       110,539
 1991-A Fairfax County, VA
  8.740%         8/1/01......................            85,000        96,450
 1991-A Fajardo, PR
  8.740%         8/1/01......................           210,000       238,289
 1994-A Fort Myers, FL
  5.040%         8/1/96......................           120,000       119,700
 1994-A Fort Myers, FL
  5.780%         8/1/98......................           135,000       135,661
 1991-A Gasden, AL
  8.740%         8/1/01......................           100,000       113,471
 1994-A Jacksonville, FL
  5.040%         8/1/96......................           200,000       199,500
 1994-A Lawrence, MA
  5.040%         8/1/96......................            35,000        34,913
 1994-A Lawrence, MA
  5.780%         8/1/98......................            40,000        40,196
 1994-A Little Rock, AK
  5.040%         8/1/96......................           310,000       309,225
 1994-A LA County, CA
  5.040%         8/1/96......................           145,000       144,638
 1994-A LA County, CA
  5.780%         8/1/98......................           175,000       175,858
 1991-A Lorain, OH
  8.740%         8/1/01......................            30,000        34,041
 1994-A Macon, GA
  5.040%         8/1/96......................            25,000        24,938
 1994-A Mayaguez, PR
  5.780%         8/1/98......................            65,000        65,319
 1991-A Mayaguez, PR
  8.740%         8/1/01......................           150,000       170,207
 1994-A Mobile, AL
  5.780%         8/1/98......................           205,000       206,005
 1994-A Montgomery County, PA
  5.780%         8/1/98......................           230,000       231,126
 1994-A Montgomery County, PA
  5.040%         8/1/96......................           215,000       214,463
 1994-A New Orleans, LA
  5.780%         8/1/98......................           175,000       175,857


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)
U.S. Government Guaranteed Notes (Continued)
 1994-A Ocean Shores, WA
  5.780%         8/1/98......................      $    110,000  $    110,539
 1994-A Pasadena, CA
  5.780%         8/1/98......................           140,000       140,686
 1994-A Providence, RI
  5.040%         8/1/96......................            40,000        39,900
 1994-A Providence, RI
  5.780%         8/1/98......................            50,000        50,245
 1994-A Reading, PA
  5.040%         8/1/96......................            15,000        14,962
 1994-A Reading, PA
  5.780%         8/1/98......................            65,000        65,319
 1994-A Roanoke, VA
  5.780%         8/1/98......................           210,000       211,029
 1994-A Rochester, NY
  5.040%         8/1/96......................           155,000       154,613
 1994-A Rochester, NY
  5.780%         8/1/98......................           165,000       165,809
 1991-A Rochester, NY
  8.650%         8/1/00......................         4,295,000     4,784,029
 1994-A Sacramento, CA
  5.040%         8/1/96......................           125,000       124,688
 1994-A Sacramento, CA
  5.780%         8/1/98......................           300,000       301,470
 1994-A St. Joseph, MO
  5.040%         8/1/96......................            70,000        69,825
 1994-A Salt Lake City, UT
  5.040%         8/1/96......................           135,000       134,662
 1994-A Schaumburg, IL
  5.040%         8/1/96......................            60,000        59,850
 1994-A Syracuse, NY
  5.040%         8/1/96......................            50,000        49,875
 1994-A Syracuse, NY
  5.780%         8/1/98......................            50,000        50,245
 1994-A Tacoma, WA
  5.040%         8/1/96......................           130,000       129,675
 1994-A Tacoma, WA
  5.780%         8/1/98......................           155,000       155,759
 1994-A Trenton, NJ
  5.040%         8/1/96......................           120,000       119,700
 1994-A Trenton, NJ
  5.780%         8/1/98......................           130,000       130,637
 1994-A Virginia Beach, VA
  5.780%         8/1/98......................           260,000       261,274
 1994-A Waterford Township, MI
  5.780%         8/1/98......................            55,000        55,269
 1994-A Waterford Township, MI
  5.040%         8/1/96......................            50,000        49,875
 1994-A West Palm Beach, FL
  5.780%         8/1/98......................           105,000       105,515
 U.S. Department of Housing and Urban
 Development, Series 1995-A
  8.240%         8/1/02......................         8,475,000     9,557,681
                                                   ------------  ------------
                                                     19,780,000    21,502,366
                                                   ------------  ------------

Total U.S. Government Agency Obligations
 (Cost $69,632,270)..........................        70,309,674    73,580,517
                                                   ------------  ------------



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Treasury Obligations - 4.68%

U.S. Treasury Bonds - 2.04%
 U.S. Treasury Bond
  8.750%         5/15/17.....................      $ 28,125,000  $ 37,195,313
                                                   ------------  ------------
U.S. Treasury Notes - 2.43%
 U.S. Treasury Note
  6.375%         1/15/99.....................        30,000,000    30,932,700
 U.S. Treasury Note
  7.250%         5/15/04.....................        12,000,000    13,320,000
                                                   ------------  ------------
                                                     42,000,000    44,252,700
                                                   ------------  ------------

U.S. Treasury Strips - .21%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/10.....................         8,750,000     3,794,875
                                                   ------------  ------------
Total U.S. Treasury Obligations
 (Cost $82,556,295)..........................        78,875,000    85,242,888
                                                   ------------  ------------
Total Bonds and Notes
 (Cost $267,817,760).........................      $263,774,301   279,948,878
                                                   ============  ------------

SHORT-TERM INVESTMENTS - 31.93%
Commercial Paper
 Bausch & Lomb, Inc.
  5.700%         1/26/96.....................      $  6,745,000     6,716,181
 Campbell Soup Company
  5.670%         1/2/96......................         9,165,000     9,163,447
 Central and South West Corporation
  5.700%         1/22/96.....................        11,250,000    11,209,087
 Central and South West Corporation
  5.720%         1/19/96.....................        12,170,000    12,132,685
 Coca Cola Company
  5.580%         2/1/96......................        11,140,000    11,079,013
 Coca Cola Company
  5.350%         3/6/96......................        10,860,000    10,742,048
 Comdisco, Inc.
  6.000%         1/3/96......................        14,695,000    14,690,102
 ConAgra, Inc.
  5.780%         2/21/96.....................        12,350,000    12,244,180
 ConAgra, Inc.
  5.640%         3/20/96.....................        13,875,000    13,693,276
 Consolidated Natural Gas Company
  5.650%         1/23/96.....................         5,000,000     4,981,263
 Consolidated Natural Gas Company
  5.630%         2/6/96......................         3,525,000     3,503,778
 Dana Credit Corporation
  5.900%         3/15/96.....................         7,200,000     7,111,450
 Dana Credit Corporation
  5.880%         3/13/96.....................        10,000,000     9,880,208
 Dana Credit Corporation
  5.700%         3/21/96.....................         8,995,000     8,875,754
 Dean Witter, Discover & Company
  5.680%         1/31/96.....................        13,860,000    13,787,754
 Dean Witter, Discover & Company
  5.700%         2/7/96......................        16,500,000    16,396,203
 Deere Capital Corporation
  5.560%         2/29/96.....................        17,070,000    16,900,959
 Dial Corp.
  5.650%         3/11/96.....................         4,820,000     4,763,800
 Echlin Inc.
  5.710%         1/23/96.....................         5,265,000     5,245,270

MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Echlin Inc.
  5.710%         1/24/96.....................      $  7,815,000  $  7,783,872
 GTE California, Inc.
  5.780%         2/27/96.....................         7,960,000     7,886,302
 GTE Northwest, Inc.
  5.580%         3/29/96.....................        11,645,000    11,475,743
 Georgia Power Company
  5.650%         3/4/96......................        10,000,000     9,894,583
 Hercules Incorporated
  5.660%         2/16/96.....................        13,650,000    13,544,463
 Hercules Incorporated
  5.350%         6/19/96.....................         7,990,000     7,769,221
 IBM Credit Corporation
  5.630%         2/22/96.....................        16,370,000    16,224,640
 IBM Credit Corporation
  5.550%         3/5/96......................         8,650,000     8,557,433
 Monsanto Company
  5.680%         1/30/96.....................         8,290,000     8,248,913
 Nestle Capital Corporation
  5.530%         2/23/96.....................        10,000,000     9,908,036
 Nestle Capital Corporation
  5.530%         2/26/96.....................        10,940,000    10,838,759
 Nestle Capital Corporation
  5.470%         3/14/96.....................        11,985,000    11,839,516
 Northern Illinois Gas Company
  5.680%         1/9/96......................         6,900,000     6,890,644
 Northern States Power Company
  5.680%         1/18/96.....................        10,725,000    10,692,908
 NYNEX Corp.
  5.700%         2/2/96......................        10,000,000     9,945,311
 NYNEX Corp.
  5.750%         2/8/96......................        14,625,000    14,528,963
 NYNEX Corp.
  5.550%         3/19/96.....................         4,680,000     4,619,453
 ORIX Credit Alliance, Inc.
  6.050%         1/29/96.....................         8,445,000     8,404,588
 ORIX Credit Alliance, Inc.
  6.000%         2/20/96.....................         7,645,000     7,581,831
 ORIX Credit Alliance, Inc.
  5.750%         3/21/96.....................         5,900,000     5,821,784
 ORIX Credit Alliance, Inc.
  5.700%         3/8/96......................         8,529,000     8,433,641
 PHH Corporation
  5.680%         1/17/96.....................        10,000,000     9,972,291
 Pennsylvania Power & Light Company
  6.000%         1/11/96.....................         2,195,000     2,191,342
 J.C. Penney Funding Corporation
  5.650%         2/12/96.....................        10,000,000     9,929,763
 J.C. Penney Funding Corporation
  5.620%         2/28/96.....................         7,100,000     7,031,997
 PepsiCo, Inc.
  5.700%         1/12/96.....................         9,360,000     9,342,549
 Pitney Bowes Credit Corporation
  5.620%         2/5/96......................        10,545,000    10,483,279
 Proctor & Gamble Company
  5.650%         1/25/96.....................         7,600,000     7,567,894
 Proctor & Gamble Company
  5.620%         2/14/96.....................        10,000,000     9,924,686
 Proctor & Gamble Company
  5.570%         3/1/96......................         7,525,000     7,449,279
 Public Service Company of Colorado
  5.820%         3/22/96.....................        12,000,000    11,839,000



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
   ..........................................
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Public Service Electric and Gas Company
  5.900%         1/29/96.....................      $    585,000  $    582,315
 Rite Aid Corporation
  5.750%         1/8/96......................        11,575,000    11,561,267
 Rite Aid Corporation
  5.920%         2/9/96......................         7,720,000     7,669,395
 Sierra Pacific Power Company
  5.950%         1/26/96.....................         5,000,000     4,979,340
 SUPERVALU, Inc.
  6.020%         2/6/96......................         7,615,000     7,569,155
 Textron Inc.
  6.000%         1/16/96.....................        10,500,000    10,473,172
 Textron Inc.
  5.930%         2/15/96.....................         9,670,000     9,594,296
 Textron Inc.
  6.000%         1/4/96......................         8,360,000     8,355,820
 Tyson Foods, Inc.
  5.850%         1/10/96.....................        10,000,000     9,984,491
 Tyson Foods, Inc.
  5.870%         1/11/96.....................         7,175,000     7,162,434
 Tyson Foods, Inc.
  5.910%         1/5/96......................         8,945,000     8,938,956
 VF Corporation
  5.850%         2/9/96......................         5,500,000     5,463,947
 Xerox Corporation
  5.630%         2/13/96.....................        10,150,000    10,076,519
                                                   ------------  ------------

Total Short-Term Investments
 (Cost $582,413,954).........................      $586,349,000   582,150,249
                                                   ============  ------------
Total Investments -
 (Cost $1,477,928,523) (a)                   102.61%              1,870,663,578
Other Assets -                                 1.25                  22,784,224
Liabilities -                                 (3.86)                (70,306,872)
                                             -------              --------------
Net Assets -                                 100.00%              $1,823,140,930
                                             =======              ==============


Table of Open Forward Commitment Contracts

                       Forward        Aggregate      Expiration
                      Commitment    Face Value of        of         Unrealized
                      Contracts       Contracts      Contracts     Appreciation
                      ----------    -------------    -----------   ------------
United States of America
 6.500% due 8/15/05                  $51,200,000    February 1996  $ 1,388,372
                                                                   ------------

Total Forward Commitment
 Contracts                                                         $ 1,388,372
                                                                   ===========

(a) Federal Income Tax Information: At
    December 31, 1995 the net unrealized
    appreciation on investments and forward
    commitment contracts based on cost of
    $1,531,480,367 for federal income tax
    purposes is as follows:

    Aggregate gross unrealized appreciation for
    all investments and forward commitments in
    which there is an excess of market value
    over tax cost.........................................     $  400,196,547

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value..........................................         (6,519,128)
                                                               ---------------
      Net unrealized appreciation.........................     $  393,677,419
                                                               ===============

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

1.  HISTORY

MML Series Investment Fund (the "MML Trust") is registered under the
Investment Company Act of 1940 as a no-load, registered open end, diversified management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are the four series of shares of the MML Trust. The MML Trust is organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public. MassMutual at December 31, 1995, was the beneficial owner of 1.1% of MML Blend Fund's shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A. INVESTMENT VALUATION

    Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

    For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

    B. ACCOUNTING FOR INVESTMENTS

    Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

    The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. FEDERAL INCOME TAX

    The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

    D. Forward Commitments

    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1995, the cost (value) of forward commitments to purchase securities amounted to $53,105,836 ($54,494,208) for the MML Blend Fund.

    E. ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL LOSS CARRYFORWARD

The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $9,734 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $485 expires December 31, 1997, $1,639 expires December 31, 1998, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002 and $841 expires December 31, 2003.

The accumulated net realized loss on investments for the MML Managed Bond Fund results in a capital loss carryforward of $840,829 which is available for federal income tax purposes to offset future capital gains. This carryforward expires December 31, 2002.

4. INVESTMENT MANAGEMENT FEE

MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
$500,000,000.

MassMutual has entered into an investment sub-advisory agreement with Concert Capital Management, Inc. ("Concert"), a wholly-owned subsidiary of Babson Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Concert manage the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

MassMutual has agreed, at least through April 30, 1997, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the year ended December 31, 1995, MassMutual was not required to reimburse the Funds for any expenses.

5. PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                  Proceeds
    For the Year Ended                                     Acquisition           from Sales
    December 31, 1995                                         Cost             and Maturities
    ------------------                                   --------------        --------------
    Investments
    -----------
    MML EQUITY FUND
      Equities.......................................    $  229,128,687        $  111,920,115
      Short-term investments.........................     1,173,976,609         1,111,406,690
    MML MONEY MARKET FUND
      Short-term investments.........................       655,453,234           644,100,630
    MML MANAGED BOND FUND
      Bonds and notes................................        49,417,797            31,634,617
      U.S. Government investments - long term........        66,464,380            60,934,135
      Short-term investments.........................       535,089,316           540,413,398
    MML BLEND FUND
      Equities.......................................       117,991,665           171,211,503
      Bonds and notes................................        55,930,726            27,095,542
      U.S. Government investments - long term........       176,774,268           197,430,879
      Short-term investments.........................     2,401,405,335         2,275,579,310
                                                                                    Cost
    Forward Commitments                                                         of Contracts
    -------------------                                                         -------------
    MML MANAGED BOND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                          $   14,301,523
        Contracts closed.............................                              21,317,004
          Outstanding at December 31, 1995...........                                      --
    MML BLEND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                             218,072,828
        Contracts closed.............................                             224,132,699
          Outstanding at December 31, 1995...........                              53,105,836

6. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

                                                       MML            MML
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1995                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends....    1,621,795      5,376,748        763,489       5,184,192
      Sales of shares..............    8,464,024     92,327,266      2,219,273       6,885,480
      Redemptions of shares........   (1,909,273)   (80,569,846)    (1,113,390)     (4,944,135)
                                   -------------   ------------   ------------   -------------
      Net increase.................    8,176,546     17,134,168      1,869,372       7,125,537
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends....$  33,282,252   $  5,376,748   $  8,979,443   $  96,495,329
      Sales of shares..............  203,078,940     92,327,266     26,776,179     135,128,246
    135,128,246
      Redemptions of shares........  (45,862,370)   (80,569,846)   (13,296,001)    (96,681,499)
                                   -------------   ------------   ------------   -------------
      Net increase.................$ 190,498,822   $ 17,134,168   $ 22,459,621   $ 134,942,076
                                   =============   ============   ============   =============
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1994                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends        1,956,594      2,918,570        930,847       5,115,478
      Sales of shares                  7,668,310     63,560,555      1,691,878       9,445,934
      Redemptions of shares           (1,955,939)   (48,352,100)    (2,151,153)     (3,664,257)
                                   -------------   ------------   ------------   -------------
      Net increase                     7,668,965     18,127,025        471,572      10,897,155
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends    $  40,128,959   $  2,918,570   $ 11,006,790   $  92,494,374
      Sales of shares                159,968,984     63,560,555     19,994,563     171,986,353
      Redemptions of shares          (40,585,464)   (48,352,100)   (25,360,820)    (66,659,536)
                                   -------------   ------------   ------------   -------------
      Net increase                  $159,512,479   $ 18,127,025   $  5,640,533   $ 197,821,191
                                   =============   ============   ============   =============

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities of each of the Funds which comprise the MML Series Investment Fund (a Massachusetts business trust), including the schedules of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1995, the results of their respective operations for the year then ended, the changes in their respective net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                            Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 2, 1996

Oppenheimer Variable Account Funds

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995

                                                                               Oppenheimer                    Oppenheimer
                             Oppenheimer     Oppenheimer      Oppenheimer       Capital       Oppenheimer       Multiple
                                Money        High Income         Bond         Appreciation      Growth         Strategies
                                 Fund           Fund             Fund             Fund           Fund            Fund
                             ------------    -------------    -------------   -------------   -------------   -------------
ASSETS:
Investments, at value
 (cost * ) (including
 repurchase agreements **)
 - see accompanying
 statements:
 Unaffiliated companies..... $ 62,944,947    $ 131,522,956    $ 205,386,016   $ 335,795,407   $ 117,817,530   $ 378,826,790
 Affiliated companies.......           --               --               --              --              --              --
Unrealized appreciation on
 forward foreign currency
 exchange contracts - Note
 5..........................           --              805               --              --              --               2
Cash........................       27,216           98,614          475,368          59,048          49,380          38,181
Receivables:
 Dividends and interest.....      206,178        2,379,583        3,482,730          96,851         106,959       3,080,691
 Shares of beneficial
  interest sold.............     2,855,248           92,239        1,549,125         324,174         364,845       1,200,686
 Investments sold...........           --          541,324        1,271,263              --         595,258         870,610
Other......................         4,817            6,456            7,575           2,162           5,982          12,814
                             ------------    -------------    -------------   -------------   -------------   -------------
 Total assets...............   66,038,406      134,641,977      212,172,077     336,277,642     118,939,954     384,029,774
                             ------------    -------------    -------------   -------------   -------------   -------------
LIABILITIES:
Options written, at value
 (premiums received ***)
 - see accompanying
 statements - Note 4.......            --            1,390               --              --              --       1,043,325
Unrealized depreciation on
 forward foreign currency
 exchange contracts - Note
 5.........................            --               --           15,522              --              --              --
Payables and other
 liabilities:
 Dividends..................      162,910               --               --              --              --              --
 Investments purchased......           --        1,044,711          779,747       7,783,979         970,555       1,574,416
 Shares of beneficial
 interest redeemed.........       440,204          111,962           98,746       3,038,804         231,518          91,258
 Other......................       48,832           33,134           46,292          50,768          27,991          57,611
                             ------------    -------------    -------------   -------------   -------------   -------------
 Total liabilities..........      651,946        1,191,197          940,307      10,873,551       1,230,064       2,766,610
                             ------------    -------------    -------------   -------------   -------------   -------------
NET ASSETS.................. $ 65,386,460    $ 133,450,780    $ 211,231,770   $ 325,404,091   $ 117,709,890   $ 381,263,164
                             ============    =============    =============   =============   =============   =============
COMPOSITION OF NET ASSETS:
Paid-in capital............. $ 65,404,807    $ 129,659,991    $ 201,057,454   $ 240,344,897   $  84,252,418   $ 329,343,553
Undistributed
 (distributions in excess
 of) net investment income..           --        1,473,129        1,342,481       1,115,939       1,290,629       1,361,279
Accumulated net realized
 gain (loss) from
 investments
 and foreign currency
 transactions..............      (18,347)      (3,407,583)           5,361      20,967,908       8,548,920       8,398,861
Net unrealized
 appreciation on
 investments and
 translation
 of assets and liabilities
 denominated in foreign
 currencies................            --        5,725,243        8,826,474      62,975,347      23,617,923      42,159,471
                             ------------    -------------    -------------   -------------   -------------   -------------
NET ASSETS.................. $ 65,386,460    $ 133,450,780    $ 211,231,770   $ 325,404,091   $ 117,709,890   $ 381,263,164
                             ============    =============    =============   =============   =============   =============
SHARES OF BENEFICIAL
 INTEREST OUTSTANDING.......   65,404,807       12,551,582       17,842,418       9,512,651       4,997,725      26,212,235
NET ASSET VALUE,
 REDEMPTION PRICE AND
 OFFERING PRICE PER SHARE....$       1.00    $       10.63    $       11.84   $       34.21   $       23.55   $       14.55
*Cost:
 Unaffiliated companies..... $ 62,944,947    $ 125,812,139    $ 196,548,402   $ 272,820,061   $  94,199,607   $ 336,724,928
 Affiliated companies....... $         --    $          --    $          --   $          --   $          --   $          --
**Repurchase Agreements..... $  3,595,000    $   2,780,000    $   8,500,000   $  35,600,000   $  23,470,000   $  52,200,000
***Premiums Received........ $         --    $       1,430    $          --   $          --   $          --   $   1,100,095


                                      Oppenheimer      Oppenheimer     Oppenheimer
                                        Global          Strategic       Growth &
                                      Securities          Bond          Income
                                         Fund             Fund           Fund
                                      -------------    ------------    -----------
ASSETS:
Investments, at value
 (cost * ) (including
 repurchase
 agreements **) - see
  accompanying statements:
 Unaffiliated companies.............. $ 361,259,286    $ 59,245,209    $ 4,045,327
 Affiliated companies................     1,368,000              --             --
Unrealized appreciation on
 forward foreign currency
 exchange contracts - Note
  5..................................       150,274              --             --
Cash.................................       136,798         162,525        224,728
Receivables:
 Dividends and interest..............       352,962       1,179,469          5,593
 Shares of beneficial
  interest sold......................       202,710         200,211         18,236
 Investments sold....................     4,677,263         578,483             --
Other................................         9,300           3,735          2,359
                                      -------------    ------------    -----------
 Total assets........................   368,156,593      61,369,632      4,296,243
                                      -------------    ------------    -----------
LIABILITIES:
Options written, at value
 (premiums received ***)
 - see accompanying
  statements - Note 4................            --          13,900             --
Unrealized depreciation on
 forward foreign currency
 exchange contracts - Note
  5..................................            --          11,657             --
Payables and other
 liabilities:
 Dividends...........................            --              --             --
 Investments purchased...............     6,654,962       1,156,926             --
 Shares of beneficial
  interest redeemed..................       367,884          68,024             --
 Other...............................       154,914          21,512          7,792
                                      -------------    ------------    -----------
 Total liabilities...................     7,177,760       1,272,019          7,792
                                      -------------    ------------    -----------
NET ASSETS........................... $ 360,978,833    $ 60,097,613    $ 4,288,451
                                      =============    ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital...................... $ 363,343,602    $ 59,420,799    $ 3,756,393
Undistributed
 (distributions in excess
 of) net investment income...........        (1,068)        483,938           (318)
Accumulated net realized
 gain (loss) from
 investments
 and foreign currency
 transactions.......................    (26,173,952)     (1,648,175)        27,201
Net unrealized
 appreciation on
 investments and
 translation
 of assets and liabilities
 denominated in foreign
 currencies.........................     23,810,251       1,841,051        505,175
                                      -------------    ------------    -----------
NET ASSETS........................... $ 360,978,833    $ 60,097,613    $ 4,288,451
                                      =============    ============    ===========
SHARES OF BENEFICIAL
 INTEREST OUTSTANDING................    24,067,821      12,250,929        342,794
NET ASSET VALUE,
 REDEMPTION PRICE AND
 OFFERING PRICE PER SHARE.............$       15.00    $       4.91    $     12.51
*Cost:
 Unaffiliated companies.............. $ 337,580,583    $ 57,397,784    $ 3,540,471
 Affiliated companies................ $   1,401,000    $         --    $        --
**Repurchase Agreements.............. $  17,300,000    $    500,000    $   500,000
***Premiums Received................. $          --    $     14,299    $        --


                      See Notes to Financial Statements.

Oppenheimer Variable Account Funds

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1995


                                                                            Oppenheimer
                             Oppenheimer    Oppenheimer     Oppenheimer       Capital      Oppenheimer
                                Money       High Income         Bond       Appreciation      Growth
                                 Fund           Fund            Fund           Fund           Fund
                             ------------  -------------   -------------   -------------  -------------
INVESTMENT INCOME:
Interest (net of
 withholding taxes of *).... $  4,534,276  $  11,710,273   $  13,096,739   $   2,664,312  $   1,001,964
Dividends:
  Unaffiliated companies
   (net of withholding
   taxes of **).............           --        569,924          81,190         330,943        992,690
  Affiliated companies
   (net of withholding
   taxes of **).............           --             --              --              --             --
                             ------------  -------------   -------------   -------------  -------------
  Total income..............    4,534,276     12,280,197      13,177,929       2,995,255      1,994,654
                             ------------  -------------   -------------   -------------  -------------
EXPENSES:
Management fees - Note 6....      338,483        866,154       1,280,422       1,790,785        664,977
Custodian fees and expenses.       22,290         33,144          37,714          27,791             --
Shareholder reports.........       10,988          7,870           8,042          11,912          3,864
Legal and auditing fees.....        7,865         17,092          12,506          12,215         12,202
Insurance expenses..........        3,683          4,698           5,140              --          3,525
Trustees' fees and expenses.          538            812           2,637           1,699          1,901
Registration and filing
 fees.......................           25          5,404          16,773          24,486          8,881
Other.......................          777          1,046           1,193           2,916          1,585
                             ------------  -------------   -------------   -------------  -------------
  Total expenses............      384,649        936,220       1,364,427       1,871,804        696,935
                             ------------  -------------   -------------   -------------  -------------
NET INVESTMENT INCOME.......    4,149,627     11,343,977      11,813,502       1,123,451      1,297,719
                             ------------  -------------   -------------   -------------  -------------
REALIZED AND UNREALIZED
 GAIN (LOSS):
Net realized gain (loss)
 from:
Investments:
  Unaffiliated companies....        5,356        838,501         861,074      22,379,477      8,674,291
  Affiliated companies......           --             --              --              --             --
Closing and expiration of
 options written - Note 4...           --       (428,900)        (14,352)             --             --
Foreign currency
 transactions...............           --        213,132         463,409              --             --
Net change in unrealized
 appreciation or
 depreciation on:
  Investments...............           --      9,435,938      13,439,159      47,042,428     16,396,856
  Translation of assets
   and liabilities
   denominated
  in -foreign currencies....           --        (22,937)       (120,740)             --             --
                             ------------  -------------   -------------   -------------  -------------
Net realized and
 unrealized gain............        5,356     10,035,734      14,628,550      69,421,905     25,071,147
                             ------------  -------------   -------------   -------------  -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS... $  4,154,983  $  21,379,711   $  26,442,052   $  70,545,356  $  26,368,866
                             ============  =============   =============   =============  =============
*Interest................... $         --  $          --   $       7,577   $          --  $          --
**Dividends
  Unaffiliated companies.... $         --  $          --   $          --   $         999  $       9,674
  Affiliated companies...... $         --  $          --   $          --   $          --  $          --


                                       Multiple         Global        Strategic      Growth &
                                      Strategies      Securities        Bond          Income
                                         Fund            Fund           Fund         Fund/(1)/
                                     -------------  -------------   ------------   ------------
INVESTMENT INCOME:
Interest (net of
 withholding taxes of *)............ $  16,147,769  $   1,031,404   $  3,754,007   $     10,996
Dividends:
  Unaffiliated companies
   (net of withholding
   taxes of **).....................     3,114,259      4,699,083         79,325         12,525
  Affiliated companies
   (net of withholding
   taxes of **).....................            --         62,163             --             --
                                     -------------  -------------   ------------   ------------
  Total income......................    19,262,028      5,792,650      3,833,332         23,521
                                     -------------  -------------   ------------   ------------
EXPENSES:
Management fees - Note 6............     2,540,311      2,451,556        281,335          6,710
Custodian fees and expense..........        65,688        457,420         15,150          4,260
Shareholder reports.................        14,490         11,015          3,111            440
Legal and auditing fees.............        23,186         17,395          7,000          5,627
Insurance expenses..................         9,872          7,400          2,621            595
Trustees' fees and expense..........         7,851          1,631            286             17
Registration and filing
 fees...............................         6,188             --          8,457          1,287
Other...............................           928            720            867             12
                                     -------------  -------------   ------------   ------------
  Total expenses....................     2,668,514      2,947,137        318,827         18,948
                                     -------------  -------------   ------------   ------------
NET INVESTMENT INCOME...............    16,593,514      2,845,513      3,514,505          4,573
                                     -------------  -------------   ------------   ------------
REALIZED AND UNREALIZED
 GAIN (LOSS):
Net realized gain (loss)
 from:
Investments:
  Unaffiliated companies............     7,599,655    (31,891,633)      (826,576)        27,331
  Affiliated companies..............            --      1,000,520             --             --
Closing and expiration of
 options written - Note 4...........       378,568             --        (47,991)            --
Foreign currency
 transactions.......................       297,101      5,123,230          5,391            (93)
Net change in unrealized
 appreciation or
 depreciation on:
  Investments.......................    39,596,962     33,819,559      2,876,481        505,175
  Translation of assets
   and liabilities
   denominated
  in -foreign currencies............       379,793     (2,166,551)           862             --
                                     -------------  -------------   ------------   ------------
Net realized and
 unrealized gain....................    48,252,079      5,885,125      2,008,167        532,413
                                     -------------  -------------   ------------   ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS........... $  64,845,593  $   8,730,638   $  5,522,672   $    536,986
                                     =============  =============   ============   ============
*Interest........................... $      10,875  $          --   $        --    $         --
**Dividends
  Unaffiliated companies............ $      32,241  $     381,116   $        --    $         40
  Affiliated companies.............. $          --  $       7,446   $        --    $         --

/(1)/ For the period from July 5, 1995 (Date of Commencement of Operations) to
    December 31, 1995.

                      See Notes to Financial Statements.

Oppenheimer Variable Account Funds

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1995 and 1994


                                         Oppenheimer                     Oppenheimer                 Oppenheimer
                                           Money                        High Income                      Bond
                                            Fund                             Fund                         Fund
                              -----------------------------   ------------------------------   -------------------------------
                                   1995           1994             1995            1994             1995           1994
                              -------------   -------------   --------------   -------------   --------------  ---------------
OPERATIONS:
Net investment income........ $   4,149,627   $   3,774,464   $   11,343,977   $   9,253,988   $   11,813,502  $     8,900,922
Net realized gain (loss).....         5,356          (5,168)         622,733      (3,689,385)       1,310,131       (2,370,155)
Net change in unrealized
  appreciation/depreciation..            --              --        9,413,001      (8,629,376)      13,318,419       (8,824,731)
                              -------------   -------------   --------------   -------------   --------------  ---------------
Net increase (decrease) in
net assets resulting from
 operations..................     4,154,983       3,769,296       21,379,711      (3,064,773)      26,442,052       (2,293,964)
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
Dividends from net
 investment income...........    (4,149,626)     (3,793,971)     (12,039,383)     (6,580,907)     (11,209,883)      (7,101,380)
Distributions from net
 realized gain...............            --              --               --      (2,106,023)              --         (283,274)
Distributions in excess of
  net realized gain..........            --              --               --              --               --               --
BENEFICIAL INTEREST
 TRANSACTIONS:
Net increase (decrease) in
net assets resulting from
beneficial interest
 transactions - Note 2.......   (24,289,814)     28,473,973       28,412,143      14,438,679       60,932,217       32,899,881
                              -------------   -------------   --------------   -------------   --------------  ---------------
Total increase (decrease)....   (24,284,457)     28,449,298       37,752,471       2,686,976       76,164,386       23,221,263
NET ASSETS:
Beginning of the year........    89,670,917      61,221,619       95,698,309      93,011,333      135,067,384      111,846,121
                              -------------   -------------   --------------   -------------   --------------  ---------------
End of the year.............. $  65,386,460   $  89,670,917   $  133,450,780   $  95,698,309   $  211,231,770  $   135,067,384
                              =============   =============   ==============   =============   ==============  ===============
                                              Oppenheimer
                                                Capital                         Oppenheimer
                                              Appreciation                         Growth
                                                  Fund                              Fund
                                      ------------------------------    -----------------------------
                                          1995             1994             1995            1994
                                      -------------    -------------    -------------    ------------
OPERATIONS:
Net investment income................ $   1,123,451    $     769,034    $   1,297,719    $    824,976
Net realized gain (loss).............    22,379,477       (1,045,951)       8,674,291       1,441,127
Net change in unrealized
  appreciation/depreciation..........    47,042,428      (10,016,034)      16,396,856      (1,915,053)
                                         ----------       ----------       ----------       ---------
Net increase (decrease) in
net assets resulting from
 operation...........................    70,545,356      (10,292,951)      26,368,866         351,050
DIVIDENDS AND DISTRIBUTION
 TO SHAREHOLDERS:
Dividends from net
 investment income...................      (719,183)        (218,275)        (821,641)       (516,871)
Distributions from net
 realized gain.......................      (363,458)     (17,112,748)        (973,385)       (127,540)
Distributions in excess of
  net realized gain..................            --               --               --              --

BENEFICIAL INTEREST
 TRANSACTIONS:
Net increase (decrease) in
net assets resulting from beneficial
interest transactions - Note 2.......    70,167,835       76,512,412       29,852,876       6,875,487
                                      -------------    -------------    -------------    ------------
Total increase (decrease)............   139,630,550       48,888,438       54,426,716       6,582,126
NET ASSETS:
Beginning of the year................   185,773,541      136,885,103       63,283,174      56,701,048
                                      -------------    -------------    -------------    ------------
End of the year...................... $ 325,404,091    $ 185,773,541    $ 117,709,890    $ 63,283,174
                                      =============    =============    =============    ============

                      See Notes to Financial Statements.

Oppenheimer Variable Account Funds

For the Years Ended December 31, 1995 and 1994

                                       Oppenheimer                      Oppenheimer                     Oppenheimer
                                        Multiple                           Global                        Strategic
                                       Strategies                        Securities                        Bond
                                          Fund                              Fund                           Fund
                             -------------------------------   -------------------------------   -----------------------------
                                  1995             1994             1995             1994            1995            1994
                             --------------   --------------   --------------   --------------   -------------   -------------
OPERATIONS:
Net investment income....... $   16,593,514   $   13,727,119   $    2,845,513   $    1,162,074   $   3,514,505   $   1,286,157
Net realized gain (loss)....      8,275,324        8,803,106      (25,767,883)         385,837        (869,176)       (796,115)
Net change in unrealized
  appreciation or
   depreciation.............     39,976,755      (28,189,733)      31,653,008      (24,015,375)      2,877,343      (1,120,872)
                             --------------   --------------   --------------   --------------   -------------   -------------
Net increase (decrease) in
 net assets
  resulting from operations.     64,845,593       (5,659,508)       8,730,638      (22,467,464)      5,522,672        (630,830)
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net
 investment income..........    (16,066,432)     (13,056,112)              --         (359,955)     (3,151,540)     (1,161,570)
Distributions from net
 realized gain..............     (8,717,288)      (1,925,053)      (8,174,158)      (2,441,859)             --              --
Distributions in excess of
  net realized gain.........             --               --               --               --              --         (16,802)
BENEFICIAL INTEREST
 TRANSACTIONS:
Net increase (decrease) in
 net assets
  resulting from beneficial
  interest transactions -
   Note 2...................     49,134,087       62,417,829       62,580,432      226,686,688      37,406,166      12,242,999
                             --------------   --------------   --------------   --------------   -------------   -------------
Total increase (decrease)...     89,195,960       41,777,156       63,136,912      201,417,410      39,777,298      10,433,797
NET ASSETS:
Beginning of the year.......    292,067,204      250,290,048      297,841,921       96,424,511      20,320,315       9,886,518
                             --------------   --------------   --------------   --------------   -------------   -------------
End of the year............. $  381,263,164   $  292,067,204   $  360,978,833   $  297,841,921   $  60,097,613   $  20,320,315
                             ==============   ==============   ==============   ==============   =============   =============

                                          Oppenheimer
                                           Growth &
                                            Income
                                            Fund/(1)/
                                          ----------
                                             1995
                                          ----------
OPERATIONS:
Net investment income...................  $    4,573
Net realized gain (loss)................      27,238
Net change in unrealized
  appreciation or
   depreciation.........................     505,175
                                          ----------
Net increase (decrease) in
 net assets
  resulting from operations.............     536,986
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net
 investment income......................      (4,891)
Distributions from net
 realized gain..........................          --
Distributions in excess of
  net realized gain.....................         (37)
BENEFICIAL INTEREST
 TRANSACTIONS:
Net increase (decrease) in
 net assets
  resulting from beneficial
  interest transactions -
   Note 2...............................   3,756,393
                                          ----------
Total increase (decrease)...............   4,288,451
NET ASSETS:
Beginning of the year...................          --
                                          ----------
End of the year.........................  $4,288,451
                                          ==========

(1) For the period from July 5, 1995 (Date of Commencement of Operations) to December 31, 1995.

See Notes to Financial Statements.

Oppenheimer Variable Account Funds

FINANCIAL HIGHLIGHTS

Selected per share data for each fund's share outstanding throughout each year ended December 31:

                                                                             Oppenheimer Money Fund
                                           -----------------------------------------------------------------------------------------

                                              1995     1994     1993     1992     1991     1990     1989     1988     1987    1986
                                           -----------------------------------------------------------------------------------------

PER SHARE OPERATING DATA:
Net asset value, beginning of year         $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
Income from investment operations - net
investment income and net realized gain
on investments                                 .06      .04      .03      .04      .06      .08      .09      .07      .06      .06
Dividends and distributions
to shareholders                               (.06)    (.04)    (.03)    (.04)    (.06)    (.08)    (.09)    (.07)    (.06)    (.06)

                                           -----------------------------------------------------------------------------------------


Net asset value, end of year               $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                           =========================================================================================

TOTAL RETURN, AT NET ASSET VALUE /(1)/        5.62%    4.25%    3.09%    3.93%    6.18%    7.84%    9.56%    6.96%    6.74%    6.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)     $65,386  $89,671  $61,221  $58,266  $58,709  $89,143  $68,440  $69,468  $42,538  $28,218
Average net assets (in thousands)          $75,136  $90,264  $57,654  $61,317  $75,747  $82,966  $67,586  $60,241  $35,138  $12,914
Ratios to average net assets:
  Net investment income                       5.52%    4.18%    3.12%    3.76%    5.97%    7.80%    8.82%    7.31%    6.33%    5.68%

  Expenses                                     .51%     .43%     .43%     .50%     .49%     .51%     .53%     .55%     .59%     .75%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.


                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)


                                                               Oppenheimer High Income Fund
                             ------------------------------------------------------------------------------------------------------
                             1995        1994      1993      1992      1991      1990      1989      1988      1987      1986/(1)/
                             ------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                   $   9.79   $  11.02  $  9.74    $  9.40   $  7.90   $  8.59   $  9.30   $  9.14   $ 10.04   $ 10.00
Income (loss) from
 investment operations:
 Net investment income            .98        .94       .82      1.19      1.28      1.21      1.09      1.12      1.30       .72
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign  currency
  transactions                    .94      (1.27)     1.65       .43      1.30      (.82)     (.65)      .23      (.51)     (.24)
                             ------------------------------------------------------------------------------------------------------
 Total income (loss) from
  investment  operations         1.92       (.33)     2.47      1.62      2.58       .39       .44      1.35       .79       .48
                             ------------------------------------------------------------------------------------------------------
Dividends and
 distributions to
 shareholders:
 Dividends from net
  investment income             (1.08)      (.66)    (1.19)    (1.28)    (1.08)    (1.08)    (1.08)    (1.07)    (1.55)     (.44)
 Distributions from net
  realized gain on
  investments and foreign
  currency  transactions           --       (.24)       --        --        --        --      (.07)     (.12)     (.14)       --
                             ------------------------------------------------------------------------------------------------------
 Total dividends and
  distributions to
  shareholders                  (1.08)      (.90)    (1.19)    (1.28)    (1.08)    (1.08)    (1.15)    (1.19)    (1.69)     (.44)
                             ------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $  10.63    $  9.79   $ 11.02   $  9.74   $  9.40   $  7.90   $  8.59   $  9.30   $  9.14   $ 10.04
                             ------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE/(2)/                     20.37%    (3.18)%    26.34%    17.92%    33.91%     4.65%     4.84%    15.58%    8.07%      4.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)              $133,451    $95,698   $93,011   $40,817   $27,308   $19,172   $23,698   $25,551   $21,768   $14,833
Average net assets (in
 thousands)                  $115,600    $101,09   $67,000   $36,861   $23,663   $21,493   $26,040   $24,530   $20,637   $ 8,036
Ratios to average net
 assets:
 Net investment income           9.81%      9.15%    10.50%    12.08%    14.26%    14.32%    11.52%    11.94%    13.13%  11.18%/(3)/

 Expenses                         .81%       .67%      .68%      .73%      .75%      .75%      .75%      .75%      .75%    .75%/(3)/
 Portfolio turnover rate/(4)/  107.1%     110.1%    135.7%    144.2%    108.0%     95.1%     78.7%     57.9%      42.1%  18.3%


1. For the period from April 30, 1986 (commencement of operations) to December 31, 1986.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.   Annualized

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                See accompanying Notes to Financial Statments.



Oppenheimer Variable Account Funds

FINANCIAL HIGHLIGHTS (Continued)

                                                               Oppenheimer Bond Fund
                             ------------------------------------------------------------------------------------------------------
                             1995        1994      1993      1992      1991      1990      1989      1988      1987      1986
                             ------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                   $  10.78    $  11.65  $  10.99  $ 11.15   $ 10.33   $ 10.49   $ 10.15   $ 10.19   $ 11.15   $11.27
Income (loss) from
 investment operations:
 Net investment income            .72         .76       .65      .87       .95       .97       .98       .94       .97      .97
 Net realized and unrealized
  gain (loss)  on
  investments and foreign
  currency  transactions         1.07        (.98)      .76     (.17)      .80      (.18)      .32      (.05)     (.71)     .09
                             ------------------------------------------------------------------------------------------------------
 Total income (loss) from
  investment  operations         1.79        (.22)     1.41      .70      1.75       .79      1.30       .89       .26     1.06
                             ------------------------------------------------------------------------------------------------------
Dividends and distributions
 to shareholders:
 Dividends from net
  investment income              (.73)       (.62)     (.75)    (.86)     (.93)     (.95)     (.96)     (.93)    (1.17)   (1.03)
 Distributions from net
  realized gain on
  investments and foreign
  currency  transactions           --        (.03)       --       --        --        --        --        --      (.05)    (.15)
                             ------------------------------------------------------------------------------------------------------
 Total dividends and
  distributions to
  shareholders                   (.73)       (.65)     (.75)    (.86)     (.93)     (.95)     (.96)     (.93)    (1.22)   (1.18)
                             ------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $  11.84    $  10.78  $  11.65  $ 10.99   $ 11.15   $ 10.33   $ 10.49   $ 10.15   $ 10.19   $11.15
                             ------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE/(1)/                     17.00%      (1.94)%   13.04%    6.50%    17.63%     7.92%    13.32%     8.97%     2.53%   10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)              $211,232    $135,067  $111,846  $63,354   $32,762   $16,576   $13,422   $ 9,989   $10,415   $7,377
Average net assets (in
 thousands)                  $170,929    $121,884  $ 87,215  $45,687   $22,169   $15,088   $11,167   $11,028   $ 8,748   $4,647
Ratios to average net assets:
 Net investment income           6.91%       7.30%     7.20%    7.81%     8.73%     9.30%     9.34%     9.08%     9.17%    8.71%
 Expenses                         .80%        .57%      .46%     .56%      .64%      .61%      .64%      .70%      .75%     .75%
  Portfolio turnover rate/(2)/   79.4%       35.1%     36.3%    41.3%      7.6%      7.4%      5.4%     36.3%      5.9%    27.7%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)


                                                               Oppenheimer Capital Appreciation Fund
                             -------------------------------------------------------------------------------------------------------

                             1995        1994      1993      1992      1991      1990      1989      1988      1987      1986/(1)/
                             -------------------------------------------------------------------------------------------------------


PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                   $  25.95    $  31.64  $  26.04  $ 23.24   $ 15.24   $ 20.40   $ 16.31   $ 14.39   $ 13.12   $ 16.21
Income (loss) from
 investment operations:
 Net investment income               .11      .10       .05      .06       .08       .32       .50       .33       .21       .12
 Net realized and
  unrealized gain (loss) on
  investments                    8.29       (2.22)     6.71     3.43      8.18     (3.54)     3.93      1.60      1.67     (1.24)
                             -------------------------------------------------------------------------------------------------------

 Total income (loss) from
  investment operations          8.40       (2.12)     6.76     3.49      8.26     (3.22)     4.43      1.93      1.88     (1.12)
                             -------------------------------------------------------------------------------------------------------

Dividends and
 distributions to
 shareholders:
 Dividends from net
  investment income              (.09)       (.04)     (.06)    (.14)     (.26)     (.53)     (.34)       --      (.34)     (.21)
 Distributions from net
  realized gain on investments   (.05)      (3.53)    (1.10)    (.55)      --      (1.41)       --      (.01)     (.27)    (1.76)
                             -------------------------------------------------------------------------------------------------------

 Total dividends and
  distributions to shareholders  (.14)      (3.57)    (1.16)    (.69)     (.26)    (1.94)     (.34)     (.01)     (.61)    (1.97)
                             -------------------------------------------------------------------------------------------------------

Net asset value, end of
 period                      $  34.21    $  25.95  $  31.64  $ 26.04   $ 23.24   $ 15.24   $ 20.40   $ 16.31   $ 14.39   $ 13.12
                             -------------------------------------------------------------------------------------------------------

TOTAL RETURN, AT NET
 ASSET VALUE/(2)/               32.52%      (7.59)%   27.32%   15.42%    54.72%   (16.82)%   27.57%    13.41%    14.34%    (1.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)              $325,404    $185,774  $136,885  $83,335   $49,371   $23,295   $27,523   $13,667   $ 9,692   $ 4,549
Average net assets (in
 thousands)                  $240,730    $153,832  $ 98,228  $56,371   $34,887   $24,774   $21,307   $13,239   $ 8,598   $ 3,099
Ratios to average net
 assets:
 Net investment income            .47%        .50%      .23%     .30%      .81%     1.93%     3.27%     2.13%     1.68%   2.36%/(3)/

 Expenses                         .78%        .57%      .47%     .54%      .63%      .71%      .68%      .73%      .75%   1.01%/(3)/

 Portfolio turnover rate/(4)/   125.5%       96.5%    122.8%    78.9%    122.3%    222.0%    130.5%    128.7%    138.7%    100.1%
 Average brokerage commission
  rate/(5)/                  $   0.18          --        --       --        --        --        --        --        --        --


1. For the six months ended December 31, 1986. Operating results prior to August 15, 1986 were achieved by Centennial Capital Appreciation Fund, a separate investment company acquired by OCAP on August 14, 1986.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3    Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)


                                                               Oppenheimer Growth Fund
                             -------------------------------------------------------------------------------------------------------

                             1995        1994      1993      1992      1991      1990      1989      1988      1987      1986
                             -------------------------------------------------------------------------------------------------------


PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                   $   17.68   $ 17.70   $ 16.96   $ 15.17   $ 12.54   $ 16.38   $ 13.64   $ 11.21   $ 12.53   $ 10.95
Income (loss) from
 investment operations:
 Net investment income             .25       .22       .46       .16       .30       .56       .66       .29       .20       .13
 Net realized and
  unrealized  gain (loss)
  on investments                  6.10      (.05)      .74      1.99      2.82     (1.79)     2.50      2.19       .24      1.76
                             -------------------------------------------------------------------------------------------------------

 Total income (loss) from
  investment  operations          6.35       .17      1.20      2.15      3.12     (1.23)     3.16      2.48       .44      1.89
                             -------------------------------------------------------------------------------------------------------

Dividends and distributions
 to shareholders:
 Dividends from net
  investment income               (.22)     (.15)     (.14)     (.36)     (.49)     (.62)     (.35)       --      (.34)     (.15)
 Distributions from net
  realized gain on
  investments and foreign
  currency  transactions          (.26)     (.04)     (.32)       --        --     (1.99)     (.07)     (.05)    (1.42)     (.16)
                             -------------------------------------------------------------------------------------------------------

 Total dividends and
  distributions to
  shareholders                    (.48)     (.19)     (.46)     (.36)     (.49)    (2.61)     (.42)     (.05)    (1.76)     (.31)
                             -------------------------------------------------------------------------------------------------------

Net asset value, end of
 period                      $   23.55   $ 17.68   $ 17.70   $ 16.96   $ 15.17   $ 12.54   $ 16.38   $ 13.64   $ 11.21   $ 12.53
                             -------------------------------------------------------------------------------------------------------

TOTAL RETURN, AT NET ASSET
 VALUE(1)                        36.65%      .97%     7.25%    14.53%    25.54%    (8.21)%    23.59%   22.09%     3.32%    17.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)              $ 117,710   $63,283   $56,701   $36,494   $22,032   $15,895   $19,301   $17,746   $14,692   $ 8,287
Average net assets (in
 thousands)                  $  88,803   $59,953   $46,389   $25,750   $18,810   $17,235   $18,596   $15,585   $15,121   $ 3,744
Ratios to average net assets:
 Net investment income            1.46%     1.38%     1.13%     1.36%     2.82%     4.09%     3.72%     2.39%     1.56%     2.62%
 Expenses                          .79%      .58%      .50%      .61%      .70%      .71%      .70%      .70%      .75%      .75%
 Portfolio turnover rate(2)       58.2%     53.8%     12.6%     48.7%    133.9%    267.9%    148.0%    132.5%    191.0%    100.9%
 Average brokerage
  commission  rate(3)        $    0.07        --        --        --        --        --        --        --        --        --


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds


                                                                Oppenheimer Multiple Strategies Fund
                               ----------------------------------------------------------------------------------------------------
                                 1995       1994       1993       1992       1991       1990       1989       1988      1987/(1)/
                               ----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
 period                          $  12.91   $  13.88   $  12.47   $  11.96   $  10.90   $  12.30   $  11.58   $ 10.04   $  10.00
Income (loss) from investment
 operations:
 Net investment income                .66        .63        .55        .55        .69        .73        .73       .66        .44
Net realized and unrealized
 gain (loss) on investments,
 options written and foreign
 currency transactions               2.00       (.90)      1.41        .50       1.15       (.97)      1.04      1.53        .07
                               ----------------------------------------------------------------------------------------------------
 Total income (loss) from
  investment operations              2.66       (.27)      1.96       1.05       1.84       (.24)      1.77      2.19        .51
                               ----------------------------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
 Dividends from net investment
  income                             (.65)      (.60)      (.55)      (.54)      (.78)      (.70)      (.68)     (.65)      (.43)
 Distributions from net
  realized gain on
  investments, options written
  and foreign currency
  transactions                       (.37)      (.10)        --         --         --       (.46)      (.37)       --       (.04)
                               ----------------------------------------------------------------------------------------------------
 Total dividends and
  distributions to shareholders     (1.02)      (.70)      (.55)      (.54)      (.78)     (1.16)     (1.05)     (.65)      (.47)
                               ----------------------------------------------------------------------------------------------------
Net asset value, end of period   $  14.55   $  12.91   $  13.88   $  12.47   $  11.96   $  10.90   $  12.30   $ 11.58   $  10.04
                               ====================================================================================================
TOTAL RETURN, AT NET ASSET
 VALUE/(2)/                         21.36%     (1.95)%    15.95%      8.99%     17.48%     (1.91)%    15.76%    22.15%      3.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                      $381,263   $292,067   $250,290   $159,464   $124,634   $118,888   $121,286   $78,386   $ 53,291
Average net assets (in
 thousands)                      $344,745   $279,949   $199,954   $139,011   $117,000   $123,231   $101,057   $64,298   $ 34,256
Ratios to average net assets:
 Net investment income               4.81%      4.90%      4.44%      4.63%      5.95%      6.53%      6.36%     6.18%   6.12%/(3)/
 Expenses                             .77%       .56%       .48%       .55%       .54%       .55%       .57%      .58%    .65%/(3)/
 Portfolio turnover rate/(4)/        39.0%      31.4%      32.4%      57.8%      80.3%      99.2%      66.9%    110.0%      46.9%
 Average brokerage commission
  rate(5)                        $   0.04         --         --         --         --         --         --        --         --



1. For the period from February 9, 1987 (commencement of Operations) to December 31, 1987.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.   Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds


                                                                               Oppenheimer Global Securities Fund
                                                             ----------------------------------------------------------------------
                                                                 1995       1994       1993       1992      1991      1990(1)
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                             $  15.09   $  16.30   $  9.57   $ 10.38   $10.04     $10.00
Income (loss) from investment operations:
 Net investment income                                                .12        .04      (.02)      .07      .04         --
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                        .19       (.96)     6.75      (.80)     .30        .04
                                                             ----------------------------------------------------------------------
 Total income (loss) from investment operations                       .31       (.92)     6.73      (.73)     .34        .04
                                                             ----------------------------------------------------------------------
Dividends and distributions to shareholders:
 Dividends from net investment income                                  --       (.04)       --      (.04)      --         --
 Distributions from net realized gain on investments and
  foreign currency transactions                                      (.40)      (.25)       --      (.04)      --         --
                                                             ----------------------------------------------------------------------
 Total dividends and distributions to shareholders                   (.40)      (.29)       --      (.08)      --         --
                                                             ----------------------------------------------------------------------
Net asset value, end of period                                   $  15.00   $  15.09   $ 16.30   $  9.57   $10.38     $10.04
                                                             ======================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                  2.24%     (5.72)%   70.32%    (7.11)%   3.39%       .40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $360,979   $297,842   $96,425   $13,537   $7,339     $  432
Average net assets (in thousands)                                $332,336   $214,545   $31,696   $11,181   $3,990     $  263
Ratios to average net assets:
 Net investment income                                                .86%       .54%      .72%     1.04%     .75%       .08%(3)
 Expenses                                                             .89%       .91%      .92%     1.06%    1.32%      6.84%(3)
 Portfolio turnover rate(4)                                         131.3%      70.4%     65.1%     34.1%    29.5%       0.0%
 Average brokerage commission rate(5)                            $   0.01         --        --        --       --         --


1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.   Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds


                                              Oppenheimer Strategic Bond Fund
                                            -----------------------------------
                                               1995       1994      1993/(1)/
                                             ---------  ---------   ---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $  4.60    $  5.12    $  5.00
Income (loss) from investment operations:
 Net investment income                            .38        .35        .10
 Net realized and unrealized gain (loss)
  on investments,
  options written and foreign currency
  transactions                                    .30       (.54)       .11
                                             ---------  ---------   ---------
 Total income (loss) from investment
  operations                                      .68       (.19)       .21
                                             ---------  ---------   ---------
Dividends and distributions to
 shareholders:
 Dividends from net investment income            (.37)      (.32)      (.09)
 Distributions from net realized gain on
  investments                                      --         --         --
 Distributions in excess of net realized
  gain on investments,
  options written and foreign currency
  transactions                                     --       (.01)        --
                                             ---------  ---------   ---------
 Total dividends and distributions to
  shareholders                                   (.37)      (.33)      (.09)
                                             ---------  ---------   ---------
Net asset value, end of period                $  4.91    $  4.60       5.12
                                             =========  =========   =========
TOTAL RETURN, AT NET ASSET VALUE/(2)/           15.33%     (3.78)%     4.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $60,098    $20,320   $  9,887
Average net assets (in thousands)             $37,698    $15,389   $  4,259
Ratios to average net assets:
 Net investment income                           9.32%      8.36%   5.67%/(3)/
 Expenses                                         .85%       .87%    .96%/(3)/
 Portfolio turnover rate/(4)/                    87.0%     136.6%      10.9%
                                             =========  ==========  =========


1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.   Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds


                                          Oppenheimer Growth & Income Fund
                                          --------------------------------
                                                      1995/(1)/
                                          --------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $10.00
Income (loss) from investment
 operations:
 Net investment income                                   .01
 Net realized and unrealized gain
  (loss) on investments, options
  written and foreign currency
  transactions                                          2.52
                                          --------------------------------
 Total income (loss) from investment
  operations                                            2.53
                                          --------------------------------
Dividends and distributions to
 shareholders:
 Dividends from net investment income                   (.02)
 Distributions from net realized gain
  on investments                                          --
 Distributions in excess of net
  realized gain on investments,
  options written and foreign
  currency transactions                                   --
                                          --------------------------------
 Total dividends and distributions to
  shareholders                                          (.02)
                                          --------------------------------
Net asset value, end of period                        $12.51
                                          ================================
TOTAL RETURN, AT NET ASSET VALUE(2)                    25.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                                           $4,288
Average net assets (in thousands)                     $1,809
Ratios to average net assets:
 Net investment income                                  0.50%(3)
 Expenses                                               2.07%(3)
 Portfolio turnover rate(4)                             23.7%
 Average brokerage commission rate(5)                 $  0.34
                                          ================================


1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3.   Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Money Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                           Market
                                             Principal      Value
                                              Amount      (Note 1)
                                              ------      ---------
Certificates of Deposit - 4.6%
Yankee Certificates of Deposit - 4.6%
 Sanwa Bank Ltd., 5.67%, 1/10/96 (Cost
  $2,999,928).............................. $3,000,000   $2,999,928
                                                         ----------
Direct Bank Obligations - 10.5%
 Chase Manhattan Bank, 5.45%, 5/17/96......  3,000,000    2,938,579
 FCC National Bank, 5.25%, 1/19/96 /(1)/...  1,000,000      999,779
 National Westminster Bank of Canada,
  5.40%, 7/26/96...........................  3,000,000    2,906,850
                                                         ----------
Total Direct Bank Obligations
 (Cost $6,845,208).........................               6,845,208
                                                         ----------
Letters of Credit - 5.3%
 Barclays Bank PLC, guaranteeing
  commercial paper of: Banco Real, S.A.-
  Grand Cayman Branch, 5.63%, 4/18/96
  (Cost $3,440,885)........................  3,500,000    3,440,885
                                                         ----------
Short-Term Notes - 61.4%
Banks - 4.7%
 CoreStates Capital Corp., 5.71%,
  2/15/96..................................  3,000,000    2,978,587
                                                         ----------
Broker/Dealers - 14.6%
 Lehman Brothers Holdings, Inc., 6.25%,
  1/2/96...................................  3,000,000    2,999,479
 Merrill Lynch & Co., Inc., 5.68%-5.70%,
  2/29/96..................................  3,000,000    2,971,975
 Morgan Stanley Group, Inc., 5.53%,
  9/30/96 /(1)/.............................  3,600,000    3,600,000
                                                         ----------
                                                          9,571,454
                                                         ----------
Commercial Finance - 15.2%
 CIT Group Holdings, Inc., 6.027%,
  1/10/96 /(1)/.............................  1,000,000    1,000,000
 FINOVA Capital Corp., 5.85%-5.90%,
  1/30/96..................................  3,000,000    2,985,742
 Fleet Mortgage Group, Inc., 5.58%,
  4/4/96...................................  3,000,000    2,956,290
 Heller Financial, Inc., 5.78%, 2/12/96....  3,000,000    2,979,770
                                                         ----------
                                                          9,921,802
                                                         ----------
Conglomerates - 5.0%
 Mitsubishi International Corp., 5.65%,
  1/5/96...................................  3,300,000    3,297,928
                                                         ----------
Consumer Finance - 6.1%
 Beneficial Corp., 5.26%, 2/1/96 /(1)/......  4,000,000    4,000,000
                                                         ----------




                                                           Market
                                            Principal       Value
                                             Amount       (Note 1)
                                             ------       ---------
Short-Term Notes (Continued)
Diversified Financial - 3.0%
 General Motors Acceptance Corp.,
  6.025%, 3/1/96 /(1)/..................... $2,000,000   $1,999,902
                                                         ----------
Environmental - 4.4%
 WMX Technologies, Inc., 5.32%,
  9/10/96..................................  3,000,000    2,887,837
                                                         ----------
Savings & Loans - 5.3%
 Great Western Bank FSB, 5.72%-5.75%,
  1/29/96..................................  3,500,000    3,484,429
                                                         ----------
Special Purpose Financial - 3.1%
 Madison Funding Corp., 5.70%, 1/22/96.....  2,025,000    2,017,818
                                                         ----------
Total Short-Term Notes
 (Cost $40,159,757)........................              40,159,757
                                                         ----------
U.S. Government Obligations - 4.6%
Student Loan Marketing Assn.,
 guaranteeing commercial paper of:
 Secondary Market Services, Inc.,
 Education Loan Revenue Nts., Series-
 1995A, 5.72%-5.75%, 1/12/96
 (Cost $2,994,729).........................  3,000,000    2,994,729
                                                         ----------
Foreign Government Obligations - 4.4%
 Westdeutsche Landesbank Girozentrale
 supported by Federal Republic of
 Germany, guaranteeing commercial
 paper of: Unibanco-Uniao de Brancos
 Brasileiros S.A.-Grand Cayman,
 5.66%, 4/15/96 (Cost $2,909,440)..........  3,000,000    2,909,440
                                                         ----------
Repurchase Agreement - 5.5%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $3,597,357 on 1/2/96,
  collateralized by U.S. Treasury Nts.,
  5.125%-8.75%, 12/31/96-11/5/04, with a
  value of $1,951,392, U.S. Treasury Bonds,
  6.25%-11.25%, 8/15/03-8/15/23, with a
  value of $1,182,591, and U.S. Treasury
  Bills maturing 11/14/96, with a value of
  $536,288 (Cost $3,595,000)...............  3,595,000    3,595,000
                                                         ----------
Total Investments, at Value................       96.3%  62,944,947
                                                 ------  ----------
Other Assets Net of Liabilities............        3.7    2,441,513
                                                 ------  ----------
Net Assets.................................      100.0% $65,386,460
                                                 ======  ==========

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

(1) Variable rate security. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

Statement of Investments
December 31, 1995

                                                  Principal         Market Value
                                                 Amount/(1)/          (Note 1)
                                                 -----------        ------------
Certificates of Deposit -- 1.8%
 Citibank CD:
 19%, 1/19/96 /(2)/ IDR.......................  $1,369,800,000      $  599,101
 27.40%, 3/22/96 /(2)/ HUF....................      83,706,000         612,667
 Indonesia (Republic of) Bank Negara
  CD, Zero Coupon, 15.914%,
  6/17/96 /(2)//(3)/ IDR......................   2,000,000,000         805,012
 Krungthai Thanakit CD, Zero Coupon,
  11.533%, 2/29/96 /(2)//(3)/ THB.............      10,000,000         387,586
                                                                    ----------
                                                                     1,192,598
                                                                    ----------
Total Certificates of Deposit
 (Cost $2,427,679)............................                       2,404,366
                                                                    ----------
Mortgage-Backed Obligations -- 2.6%
Private -- 2.6%
Commercial -- 0.8%
 CBA Mortgage Corp., Mtg. Pass-
  Through Certificates, Series 1993-C1,
  Cl. F, 7.154%, 12/25/03 /(4)//(5)/..........         700,000         518,219
 Merrill Lynch Mortgage Investors, Inc.,
  Mtg. Pass-Through Certificates, Series
  1995-C2, Cl. D, 8.06%, 6/15/21 /(4)/........         496,835         509,644
                                                                    ----------
                                                                     1,027,863
                                                                    ----------
Multi-Family -- 1.8%
 Resolution Trust Corp., Commercial Mtg.
  Pass-Through Certificates:
 Series 1994-C1, Cl. E, 8%, 6/25/26...........         747,797         631,889
 Series 1994-C2, Cl. G, 8%, 4/25/25...........         913,912         768,543
 Series 1995-C1, Cl. F, 6.90%, 2/25/27........       1,133,508         997,841
                                                                    ----------
                                                                     2,398,273
                                                                    ----------
Total Mortgage-Backed Obligations
 (Cost $3,274,663)............................                       3,426,136

U.S. Government Obligations -- 5.1%
Treasury -- 5.1%
 U.S. Treasury Bonds, 6.875%, 8/15/25
  (Cost $6,531,094)...........................       6,000,000       6,770,621
                                                                    ----------
Foreign Government Obligations -- 12.2%
 Argentina (Republic of):
 Bonds, Bonos del Tesoro, Series I,
  5.89%, 5/31/96 /(4)/........................         200,000         195,944
 Medium-Term Nts., 8%, 8/9/97 NLG.............         800,000         495,325
 Sr. Unsub. Unsec. Nts., 9.875%,
  1/6/98 FRF..................................       2,060,000         420,446
 Brazil (Federal Republic of) Interest
 Due and Unpaid Bonds, 6.688%,
  1/1/01 /(4)/................................         356,250         306,820
 Bulgaria (Republic of) Interest Arrears Bonds,
  6.75%, 7/28/11 /(4)//(6)/...................         200,000          92,750
 Canada (Government of) Bonds:
  7.75%, 9/1/99 CAD...........................         641,000         492,321
 Series A-76, 9%, 6/1/25 CAD..................         592,000         506,792
 Central Bank of Costa Rica Principal
  Bonds, Series A, 6.25%, 5/21/10.............         500,000         310,000
 Colombia (Republic of) 1989-1990
  Integrated Loan Facility Bonds, 6.875%,
  7/1/01 /(4)//(7)/...........................       1,114,360       1,036,355
 Denmark (Kingdom of) Bonds:
  7%, 11/10/24 DKK............................       6,300,000       1,014,039
  8%, 3/15/06 DKK.............................       1,410,000         268,296
 Ecuador (Republic of) Disc. Bonds,
  6.812%, 2/28/25 /(4)/.......................         520,000         264,550
 European Investment Bank, 12.75%
  Debs., 2/15/00 ITL..........................     206,000,000         140,404

                                                  Principal         Market Value
                                                 Amount /(1)/         (Note 1)
                                                 ------------       ------------
   ...........................................
Foreign Government Obligations (Continued)
 France (Government of) Obligation
  Assimilable du Tresor Debs., 9.50%,
  6/25/98 FRF.................................  $      556,000      $  124,403
 Germany (Republic of) Bonds, Series
  94, 6.25%, 1/4/24 DEM.......................       1,450,000         943,685
 Hashemite Kingdom of Jordan Disc. Bonds,
  6.437%, 12/23/23 /(4)/......................       1,000,000         620,000
 International Bank for Reconstruction
  and Development Bonds, 12.50%,
  7/25/97 NZD.................................         500,000         348,124
 Italy (Republic of) Treasury Bonds,
  Buoni del Tesoro Poliennali, 10.50%,
  4/1/00 ITL..................................     320,000,000         203,611
 Morocco (Kingdom of) Loan
  Participation Agreement, Tranche A,
  6.594%, 1/1/09 /(4)/........................       1,500,000         999,375
 National Treasury Management Agency
  (Irish Government) Bonds, 8%,
  10/18/00 IEP................................         140,000         235,831
 New Zealand (Republic of) Bonds, 10%,
  7/15/97 NZD.................................       1,230,000         826,403
 Nordic Investment Bank, 11.30% Debs.,
  3/4/02 ITL..................................     215,000,000         140,440
 Norwegian Government Bonds, 9.50%,
  10/31/02 NOK................................       4,400,000         824,375
 Panama (Republic of) Debs., 6.75%,
  5/10/02 /(4)/...............................         175,000         149,953
 Poland (Republic of) Treasury Bills,
  Zero Coupon, 29.984%, 4/17/96 /(3)/ PLZ.....         500,000         188,298
 Portugal (Republic of) Gtd. Bonds,
  Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 PTE.................................      85,000,000         613,096
 Spain (Kingdom of):
 Debs., Bonos y Obligacion del Estado,
  10.10%, 2/28/01 ESP.........................      39,000,000         325,174
 Gtd. Bonds, Bonos y Obligacion del Estado,
 12.25%, 3/25/00 ESP..........................      49,000,000         441,551
 Sweden (Kingdom of) Bonds, Series
  1028, 11%, 1/21/99 SEK......................       3,500,000         568,290
 Treasury Corp. of Victoria Bonds, 12%,
  10/22/98 AUD................................         450,000         372,686
 Trinidad & Tobago Loan Participation
  Agreement, Tranche B, 1.563%,
  9/30/00 /(4)/(7)/ JPY.......................      65,000,000         534,044
 United Kingdom Treasury:
 Debs., 8.50%, 12/7/05 GBP....................         185,000         308,684
 10%, 2/26/01 GBP.............................         180,000         315,974
 United Mexican States, Nacional
  Financiera SNC Nts., 13.60%,
  4/2/98 ESP..................................     100,000,000         800,594
 Venezuela (Republic of) Disc. Bonds,
  Series DL, 6.563%, 12/18/07 /(4)/...........       1,500,000         828,750
                                                                    ----------
 Total Foreign Government Obligations
  (Cost $16,009,093)..........................                      16,257,383

Municipal Bonds and Notes -- 0.9%
 San Joaquin Hills, California
  Transportation Corridor Agency Toll
  Road Capital Appreciation Revenue
  Bonds, Jr. Lien, Zero Coupon, 9%,
  1/1/28 (Cost $747,374) /(3)/................      12,500,000       1,202,550
                                                                    ----------

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                               Principal  Market Value
                                               Amount(1)    (Note 1)
                                               ---------  ------------
Corporate Bonds and Notes - 65.8%
Basic Industry - 5.6%
Chemicals - 1.0%
 NL Industries, Inc.:
 0%/13% Sr. Sec. Disc. Nts.,
 10/15/05(8).................................  $  800,000   $  618,000
 11.75% Sr. Sec. Nts., 10/15/03..............     650,000      697,125
                                                          ------------
                                                             1,315,125
                                                          ------------
Metals/Mining - 0.8%
 Carbide/Graphite Group, Inc. (The),
  11.50% Sr. Nts., 9/1/03....................     454,000      492,590
 Kaiser Aluminum & Chemical Corp., 9.875%
 Sr. Nts., 2/15/02...........................     300,000      309,750
 UCAR Global Enterprises, Inc., 12% Sr.
  Sub. Nts., 1/15/05.........................     230,000      262,775
                                                          ------------
                                                             1,065,115
                                                          ------------
Paper - 3.8%
 Buckeye Cellulose Corp., 8.50% Sr. Sub.
  Nts., 12/15/05.............................     250,000      257,812
 Crown Paper Co., 11% Sr. Sub. Nts.,
  9/1/05.....................................     750,000      660,000
 Domtar, Inc.:
 11.25% Debs., 9/15/17.......................     400,000      426,000
 12% Nts., 4/15/01...........................     250,000      295,313
 Gaylord Container Corp., 11.50% Sr.
  Nts., 5/15/01..............................     500,000      517,500
 Repap New Brunswick, Inc., 9.25%
  First Priority Sr. Sec. Nts.,
  7/15/00(4).................................     400,000      402,000
 Repap Wisconsin, Inc., 9.25% First
  Priority Sr. Sec. Nts., 2/1/02.............     500,000      477,500
 Riverwood International Corp.:
 10.75% Sr. Nts., 6/15/00....................     400,000      427,500
 11.25% Sr. Sub. Nts., 6/15/02...............     200,000      215,000
 Stone Container Corp.:
 10.75% First Mtg. Nts., 10/1/02.............   1,300,000    1,358,500
 10.75% Sr. Sub. Nts., 6/15/97...............     100,000      102,500
                                                          ------------
                                                             5,139,625
                                                          ------------
Consumer Related - 12.3%
Consumer Products - 2.9%
 Coleman Holdings, Inc., Zero Coupon
  Sr. Sec. Disc. Nts., Series B, 10.901%,
  5/27/98(3).................................     400,000      320,000
 Harman International Industries, Inc.,
  12% Sr. Sub. Nts., 8/1/02..................   1,650,000    1,823,250
 International Semi-Tech
  Microelectronics, Inc., 0%/11.50% Sr.
  Sec. Disc. Nts., 8/15/03(8)................     650,000      344,500
 Revlon Worldwide Corp., Zero Coupon
  Sr. Sec. Disc. Nts., 12.333%,
  3/15/98(3).................................     350,000      260,750
 Tag-Heuer International SA, 12% Sr.
  Sub. Nts., 12/15/05(5).....................     500,000      501,875
 Williams (J. B.) Holdings, Inc., 12% Sr.
  Nts., 3/1/04...............................     600,000      600,000
                                                          ------------
                                                             3,850,375
                                                          ------------
 Food/Beverages/Tobacco - 0.8%
 Consolidated Cigar Corp., 10.50% Sr.
  Sub. Nts., 3/1/03..........................     400,000      418,000
 Pulsar Internacional SA de CV, 11.80%
  Nts., 9/19/96(7)...........................     700,000      705,250
                                                          ------------
                                                             1,123,250
                                                          ------------
 Healthcare - 4.1%
  AmeriSource Corp., 11.25% Sr. Debs.,
   7/15/05(9)................................     650,000      718,250
  Capstone Capital Corp., 10.50% Cv. Debs.,
   4/1/02....................................   1,600,000    1,918,000


                                               Principal  Market Value
                                               Amount(1)    (Note 1)
                                               ---------  ------------
Corporate Bonds and Notes  (Continued)
Consumer Related (Continued)
Healthcare (Continued)
 Icon Health & Fitness, Inc., 13% Sr.
  Sub. Nts., 7/15/02(5)......................  $  400,000   $  434,000
 Magellan Health Services, Inc., 11.25%
  Sr. Sub. Nts., Series A, 4/15/04...........     500,000      548,750
 Quorum Health Group, Inc., 8.75% Sr.
  Sub. Nts., 11/1/05.........................     300,000      311,625
 Tenet Healthcare Corp., 10.125% Sr.
  Sub. Nts., 3/1/05..........................     500,000      556,250
 Total Renal Care, Inc., 0%/12% Sr. Sub.
  Disc. Nts., 8/15/04(8).....................     994,000      959,210
                                                          ------------
                                                             5,446,085
                                                          ------------
Hotel/Gaming - 2.3%
 Bally's Casino Holdings, Inc., Zero
  Coupon Sr. Disc. Nts., 10.252%,
  6/15/98(3).................................     600,000      483,000
 Capital Gaming International, Inc.
  Promissory Nts.............................       9,500           --
 Grand Casinos, Inc., 10.125% Gtd. First
  Mtg. Nts., 12/1/03.........................     500,000      523,750
 Mohegan Tribal Gaming Authority,
  13.50% Sr. Sec. Nts., 11/15/02(5)..........     400,000      434,000
 Rio Hotel & Casino, Inc., 10.625% Sr.
  Sub. Nts., 7/15/05.........................     450,000      463,500
 Station Casinos, Inc., 9.625% Sr. Sub.
  Nts., 6/1/03...............................     750,000      738,750
 Trump Plaza Funding, Inc., 10.875% Gtd.
  Mtg. Nts., 6/15/01.........................     250,000      260,000
 Trump Taj Mahal Funding, Inc., 11.35%
  Debs., Series A, 11/15/99(9)...............     200,000      189,217
                                                          ------------
                                                             3,092,217
                                                          ------------
 Leisure - 0.3%
  Gillett Holdings, Inc., 12.25% Sr. Sub.
   Nts., Series A, 6/30/02...................     387,805      409,619
                                                          ------------
 Restaurants - 1.3%
  Carrols Corp., 11.50% Sr. Nts., 8/15/03....     430,000      436,450
  Foodmaker, Inc.:
  9.25% Sr. Nts., 3/1/99.....................     200,000      192,500
  9.75% Sr. Sub. Nts., 6/1/02................   1,275,000    1,160,250
                                                          ------------
                                                             1,789,200
                                                          ------------
 Textile/Apparel - 0.6%
  Synthetic Industries, Inc., 12.75% Sr.
   Sub. Debs., 12/1/02.......................     750,000      738,750
                                                          ------------
Energy - 4.3%
 BP America, Inc., 10.875% Nts.,
  8/1/01 CAD.................................     350,000      297,207
 Chesapeake Energy Corp., 10.50% Sr.
  Nts., 6/1/02...............................     500,000      526,250
 Kelley Oil & Gas Corp., 13.50% Sr.
  Nts., 6/15/99..............................     600,000      489,000
 Maxus Energy Corp., 11.50% Debs.,
  11/15/15...................................     800,000      830,000
 OPI International, Inc., 12.875% Gtd. Sr.
  Nts., 7/15/02..............................     750,000      853,125
 Petroleum Heat & Power Co., Inc.:
 12.25% Sub. Debs., 2/1/05...................     250,000      280,000
 9.375% Sub. Debs., 2/1/06...................     250,000      246,250
 Plains Resources, Inc., 12% Sr. Sub.
  Nts., 10/1/99..............................     200,000      208,000
 Triton Energy Corp.:
 0%/9.75% Sr. Sub. Disc. Nts.,
  12/15/00(8)................................     200,000      187,500


Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995


                                               Principal  Market Value
                                               Amount/(1)/  (Note 1)
                                               ---------  ------------
Corporate Bonds and Notes  (Continued)
Energy  (Continued)
 Triton Energy Corp.:
 Zero Coupon Sr. Sub. Disc. Nts.,
  10.318%, 11/1/97/(3)/......................  $1,200,000   $1,041,000
United Meridian Corp., 10.375% Gtd. Sr.
Sub. Nts., 10/15/05..........................     250,000      265,625
Vintage Petroleum, Inc., 9% Sr. Sub.
  Nts., 12/15/05.............................     500,000      506,250
                                                          ------------
                                                             5,730,207
                                                          ------------
Financial Services - 2.1%
Banks & Thrifts - 0.7%
 Banco Bamerindus do Brasil SA:
 10.50% Debs., 6/23/97.......................     280,000      257,600
 11% Sr. Unsub. Unsec. Bonds, 10/6/97........     280,000      257,600
 Banco Ganadero SA, Zero Coupon Sr.
  Unsub. Unsec. Nts., 9.941%,
  6/15/96(3)(5)..............................     250,000      239,520
 Banco Mexicano SA, 8% Sr. Unsub.
  Unsec. Exchangeable Medium-Term Nts.,
  11/4/98....................................     250,000      210,625
                                                          ------------
                                                               965,345
                                                          ------------
Diversified Financial - 0.9%
 Banco del Atlantico SA, 7.875%
  Eurobonds, 11/5/98.........................     250,000      212,500
 ECM Fund, L.P.I., 14% Sub. Nts.,
  6/10/02/(7)/...............................     244,994      269,494
 GPA Delaware, Inc., 8.75% Gtd. Nts.,
  12/15/98...................................     300,000      282,750
 Olympic Financial Ltd., 13% Sr. Nts.,
  5/1/00.....................................     350,000      383,250
                                                          ------------
                                                             1,147,994
                                                          ------------
 Insurance - 0.5%
  Terra Nova Insurance (UK) Holdings
   PLC, 10.75% Sr. Nts., 7/1/05..............     600,000      657,000
                                                          ------------
Housing Related - 2.1%
Building Materials  3/4 0.7%
Southdown, Inc., 14% Sr. Sub. Nts.,
 Series B, 10/15/01..........................     640,000      707,200
Walter Industries, Inc., 17% Sub. Nts.,
 1/1/96/(10)/................................     400,000      254,000
                                                          ------------
                                                               961,200
                                                          ------------
Homebuilders/Real Estate - 1.4%
 Olympia & York First Canadian Place
  Ltd., 11% Debs., Series 3,
  11/4/49/(11)/ CAD..........................   1,000,000      472,929
 Saul (B.F.) Real Estate Investment
  Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02.....................................   1,000,000    1,025,000
 Tribasa Toll Road Trust, 10.50% Nts.,
  Series 1993-A, 12/1/11/(5)/................     500,000      372,500
                                                          ------------
                                                             1,870,429
                                                          ------------
Manufacturing - 3.1%
Aerospace/Electronics/Computers - 1.9%
 Berg Electronics Holdings Corp.,
  11.375% Sr. Sub. Debs., 5/1/03.............     500,000      562,500
 Communications & Power Industries,
  Inc., 12% Sr. Sub. Nts., 8/1/05............     500,000      516,250
 Dell Computer Corp., 11% Sr. Nts.,
  8/15/00....................................     500,000      555,000
 Rohr, Inc., 11.625% Sr. Nts., 5/15/03.......     800,000      876,000
                                                          ------------
                                                             2,509,750
                                                          ------------

                                               Principal  Market Value
                                               Amount/(1)/  (Note 1)
                                               ---------  ------------
Corporate Bonds and Notes  (Continued)
Manufacturing  (Continued)
Automotive - 1.2%
 Aftermarket Technology Corp., 12% Sr.
  Sub. Nts., Series B, 8/1/04................  $  500,000   $  532,500
 Foamex LP/Foamex Capital Corp.:
 11.25% Sr. Nts., 10/1/02....................     500,000      482,500
 9.50% Sr. Sec. Nts., 6/1/00.................     240,000      234,000
 Penda Corp., 10.75% Sr. Nts., Series B,
  3/1/04.....................................     425,000      357,000
                                                          ------------
                                                             1,606,000
                                                          ------------
 Capital Goods - 0.0%
  Farley, Inc., Zero Coupon Sub. Debs.,
  14.151%, 12/30/12/(3)//(7)/................     198,000       19,569

Media - 15.6%
Broadcasting - 4.1%
 Act III Broadcasting, Inc., 9.625% Sr.
  Sub. Nts., 12/15/03........................     430,000      433,225
 Argyle Television, Inc., 9.75% Sr. Sub.
  Nts., 11/1/05..............................     150,000      149,250
 Outlet Broadcasting, Inc., 10.875% Sr.
  Sub. Nts., 7/15/03.........................   1,000,000    1,115,000
 Paxson Communications Corp., 11.625%
  Sr. Sub. Nts., 10/1/02/(5)/................   1,250,000    1,262,500
 Sinclair Broadcast Group, Inc.:
 10% Sr. Sub. Nts., 12/15/03.................     345,000      353,625
 10% Sr. Sub. Nts., 9/30/05..................     400,000      411,000
 Summit Communications Group, Inc.,
  10.50% Sr. Sub. Debs., 4/15/05.............     850,000      947,750
 Univision Television Group, Inc., 11.75%
  Sr. Sub. Nts., 1/15/01.....................     700,000      754,250
                                                          ------------
                                                             5,426,600
                                                          ------------
Cable Television - 7.2%
 American Telecasting, Inc., 0%/14.50%
  Sr. Disc. Nts., 6/15/04/(8)/...............   1,506,106    1,042,978
 Australis Media Ltd., Units (each unit
  consists of $1,000 principal amount of
  0%/14% sr. sub. disc. nts., 5/15/03 and
  one warrant to purchase 57.721
  ordinary shares)/(8)//(12)/................   1,500,000    1,095,000
 Bell Cablemedia PLC, 0%/11.95% Sr.
  Disc. Nts., 7/15/04/(8)/...................   1,500,000    1,070,625
 Cablevision Industries Corp., 9.25% Sr.
  Debs., Series B, 4/1/08....................     600,000      651,000
 Cablevision Systems Corp., 10.75% Sr.
  Sub. Debs., 4/1/04.........................     500,000      531,250
 Comcast UK Cable Partner Ltd.,
  0%/11.20% Sr. Disc.Debs., 11/15/07/(8)/....     350,000      206,500
 Continental Cablevision, Inc., 9.50% Sr.
  Debs., 8/1/13..............................     300,000      319,500
 Diamond Cable Communications PLC:
 0%/11.75% Sr. Disc. Nts., 12/15/05/(8)/.....     500,000      297,500
 0%/13.25% Sr. Disc. Nts., 9/30/04/(8)/......     100,000       70,750
 Fundy Cable Ltd., 11% Sr. Sec. Second
  Priority Nts., 11/15/05....................     400,000      420,000
 Helicon Group LP/Helicon Capital
  Corp., 9% Sr. Sec. Nts., Series B,
  11/1/03/(4)/...............................     675,000      651,375
 International CableTel, Inc.:
 0%/10.875% Sr. Deferred Coupon Nts.,
  10/15/03/(8)/..............................     100,000       71,750
 0%/12.75% Sr. Deferred Coupon Nts.,
  4/15/05/(8)/...............................     350,000      223,125
 People's Choice TV Corp., 0%/13.125%
  Sr. Disc. Nts., 6/1/04(8)..................     350,000      202,125


Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                               Principal  Market Value
                                               Amount(1)    (Note 1)
                                               ---------  ------------

Corporate Bonds and Notes  (Continued)
Media (Continued)
Cable Television (Continued)
Rogers Cablesystems Ltd., 10% Sr. Sec.
 Second Priority Debs., 12/1/07..............$    900,000   $    960,750
TeleWest PLC, 0%/11% Sr. Disc. Debs.,
 10/1/07/(8)/................................   1,000,000        606,250
TKR Cable I, Inc., 10.50% Sr. Debs.,
 10/30/07....................................     300,000        353,034
United International Holdings, Inc., Zero
 Coupon Sr. Sec. Disc. Nts., 12.752%,
 11/15/99/(3)/...............................   1,240,000        775,000
                                                             -----------
                                                               9,548,512
                                                             -----------
Diversified Media -- 3.2%
 Ackerley Communications, Inc., 10.75%
  Sr. Sec. Nts., Series A, 10/1/03...........     750,000        802,500
 Echostar Communications Corp.,
  0%/12.875% Sr. Disc. Nts., 6/1/04/(8)/.....   1,000,000        675,000
 GSPI Corp., 10.15% First Mtg. Bonds,
  6/24/10/(5)/...............................     479,871        578,845
 Lamar Advertising Co., 11% Sr. Sec.
  Nts., 5/15/03..............................     500,000        520,000
 Outdoor Systems, Inc., 10.75% Sr. Nts.,
  8/15/03....................................     300,000        292,500
 Panamsat LP/Panamsat Capital Corp.:
  0%/11.375% Sr. Sub. Disc. Nts.,
  8/1/03/(8)/................................   1,250,000      1,031,250
 9.75% Sr. Sec. Nts., 8/1/00.................     350,000        371,875
                                                             -----------
                                                               4,271,970
                                                             -----------
 Entertainment/Film -- 1.2%
  Imax Corp., 7% Sr. Nts., 3/1/01/(13)/......   1,600,000      1,576,000
                                                             -----------
Other -- 0.9%
Conglomerates -- 0.6%
 MacAndrews & Forbes Group, Inc.,
  12.25% Sub. Nts., 7/1/96...................     750,000        757,500
                                                             -----------
Services -- 0.3%
 Protection One, Inc., 0%/13.625% Sr.
  Disc. Nts., 6/30/05/(8)/...................     500,000        405,000
                                                             -----------
Retail -- 2.6%
Specialty Retailing  -- 0.9%
 Eye Care Centers of America, Inc., 12%
  Sr. Nts., 10/1/03..........................     630,000        589,050
 Finlay Fine Jewelry Corp., 10.625% Sr.
  Nts., 5/1/03...............................     300,000        294,000
 United Stationers Supply Co., 12.75%
  Sr. Sub. Nts., 5/1/05......................     300,000        325,500
                                                             -----------
                                                               1,208,550
                                                             -----------
Supermarkets -- 1.7%
 Grand Union Co., 12% Sr. Nts., 9/1/04.......   1,500,000      1,305,000
 Kash 'N Karry Food Stores, Inc.,
  11.50% Sr. Nts., 2/1/03/(9)/...............     533,800        519,491
 Penn Traffic Co., 10.25% Sr. Nts.,
  2/15/02....................................     400,000        383,000
                                                             -----------
                                                               2,207,491
                                                             -----------
Transportation -- 2.6%
Air Transportation -- 0.9%
 American International Group, Inc.,
  11.70% Unsec. Unsub. Bonds,
  12/4/01 ITL................................ 690,000,000        458,326
 Atlas Air, Inc., 12.25% Pass-Through
  Certificates, 12/1/02......................     750,000        768,750
                                                             -----------
                                                               1,227,076
                                                             -----------

                                               Principal  Market Value
                                               Amount(1)    (Note 1)
                                               ---------  ------------
Corporate Bonds and Notes  (Continued)
Transportation  (Continued)
Railroads -- 1.1%
 Transtar Holdings LP/Transtar Capital
 Corp., 0%/13.375% Sr. Disc. Nts.,
 Series B, 12/15/03/(8)/.....................  $  2,200,000 $  1,463,000
                                                             -----------
Shipping -- 0.6%
 Trans Ocean Container Corp., 12.25%
 Sr. Sub. Nts., 7/1/04.......................       750,000      783,750
                                                             -----------
Utilities -- 14.6%
Electric Utilities -- 2.5%
 California Energy Co., 0%/10.25% Sr.
  Disc. Nts., 1/15/04/(8)/...................     1,000,000      947,500
El Paso Electric Co.:
 10.75% Lease Obligation Bonds,
  4/1/13/(10)/...............................       250,000      169,683
 9.375% Lease Obligation Bonds,
  10/1/96/(10)/..............................       100,000       67,761
 First PV Funding Corp., 10.15% Lease
  Obligation Bonds, Series 1986B, 1/15/16....       500,000      515,685
 First PV Funding Corp., 10.30% Lease
  Obligation Bonds, Series 1986A, 1/15/14....     1,000,000    1,021,561
 Subic Power Corp., 9.50% Sr. Sec.
  Nts., 12/28/08.............................       672,413      642,155
                                                             -----------
                                                               3,364,345
                                                             -----------
Telecommunications -- 12.1%
 A+ Network, Inc., 11.875% Sr. Sub. Nts.,
  11/1/05....................................       750,000      759,375
 Celcaribe SA, 0%/13.50% Sr. Sec. Nts.,
  3/15/04/(5)(8)/............................     1,500,000    1,065,000
 Cellular Communications International, Inc.:
 Units (each unit consists of $1,000
  principal amount of zero coupon sr.
  disc. nts., 8/15/00 and one warrant to
  purchase 1.126 shares of common
  stock)/(12)/...............................       200,000      126,000
 Zero Coupon Sr. Disc. Nts., 12.844%,
  8/15/00/(3)/...............................     2,250,000    1,355,625
 Cellular, Inc., 0%/11.75% Sr. Sub. Disc.
  Nts., 9/1/03/(8)/..........................     2,000,000    1,602,500
 Cencall Communications Corp.,
  0%/10.125% Sr. Disc. Nts., 1/15/04/(8)/....     1,000,000      565,000
 Comcast Cellular Corp., Zero Coupon
  Nts., Series B, 7.889%, 3/5/00/(3)/........       850,000      656,625
 Comunicacion Celular SA, Units (each
  unit consists of $1,000 principal
  0%/13.125% sr. deferred coupon bond,
  11/15/03 and one warrant to purchase
  12,860 shares of common stock at
  $1.32 per 1,000 shares)/(5)(8)(12)/........       750,000      427,500
 Geotek Communications, Inc., 0%/15%
  Sr. Sec. Disc. Nts., 7/15/05/(8)/..........     1,750,000      796,250
 GST Telecommunications, Inc., Units
  (each unit consists of eight
  0%/13.875% sr. disc. nts., 12/15/05 and
  one 0%/13.875% cv. sr. sub. disc. nt.,
  12/15/05)/(5)(8)(12)/......................     1,305,000      681,500
 Horizon Cellular Telephone LP/Horizon
  Finance Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 10/1/00/(8)/...................     1,800,000    1,539,000
 In-Flight Phone Corp., 0%/14% Sr. Disc.
  Nts., 5/15/02/(8)/.........................       950,000      318,250
 IntelCom Group (USA), Inc.,
  0%/13.50% Sr. Disc. Nts.,
  9/15/05/(5)(8)/............................     1,800,000    1,039,500


Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995


                                               Principal    Market Value
                                              Amount/(1)/     (Note 1)
                                               ---------    ------------
Corporate Bonds and Notes (Continued)
Utilities  (Continued)
Telecommunications (Continued)
 MFS Communications, Inc., 0%/9.375%
  Sr. Disc. Nts., 1/15/04/(8)/...............  $1,250,000   $ 1,006,250
 Nextel Communications, Inc., 0%/11.50%
  Sr. Disc. Nts., 9/1/03/(8)/................   1,400,000       866,250
Omnipoint Corp., Units (each unit
 represents $1,000 principal amount of
 10% cv. sub. nts., 11/29/00 and one
 warrant to purchase a share of
 common stock)(5)/(9)/(12)/..................     750,000       743,925
PriCellular Wireless Corp.:
0%/12.25% Sr. Sub. Disc. Nts.,
 10/1/03/(8)/................................     500,000        388,750
0%/14% Sr. Sub. Disc. Nts., 11/15/01/(8)/....   2,000,000      1,760,000
WinStar Communications, Inc., Units
 (each unit consists of two $1,000
 principal amount of 0%/14% sr. disc.
 nts.,10/15/05 and one cv. sr. sub. disc.
 nts., 10/15/05)/(5)/(8)/(12)/...............     300,000        475,500
                                                            ------------
                                                              16,172,800
                                                            ------------
Total Corporate Bonds and Notes
 (Cost $84,569,662)..........................                 87,849,449
                                                            ------------

                                                  Shares
                                                  ------
Common Stocks -- 1.4%
 American Telecasting,  Inc.(14).............       6,800   $     98,600
 Berg Electronics Corp./(5)/.................      46,220        277,320
 Celcaribe SA/(5)/(14)/......................     203,250        241,868
 ECM Fund, L.P.I./(7)/.......................         150        150,000
 EchoStar Communications
 Corp., Cl. A................................       6,000        109,125
 Equitable Bag, Inc./(14)/...................       3,723          9,307
 Gillett Holdings, Inc.,
 Cl. 2/(7)/(14)/.............................      10,355        207,100
 Grand Union Co./(14)/.......................      26,511        198,832
 Gulfstream Holding, Inc.....................          56             --
 Gulfstream Housing Corp.....................      27,850             --
 Kash 'N Karry Food Stores, Inc./(14)/.......      11,292        296,415
 Triangle Wire & Cable, Inc./(7)/............      21,111         21,111
 United International
 Holdings, Inc., Cl. A/(14)/.................       9,000        132,750
 Walter Industries, Inc./(14)/...............       4,837         63,486
                                                            ------------
 Total Common Stocks
  (Cost $1,554,075)..........................                  1,805,914
                                                            ------------
Preferred Stocks -- 5.2%
 BankAmerica Corp., 8.375%, Series K.........      13,000        336,375
 Berg Electronics Corp., $3.3438,
  Series E/(9)/..............................      14,035        392,980
 Cablevision Systems Corp., 8.50% Cum.
  Cv., Series I..............................      20,000        545,000
 California Federal Bank, 10.625% Non-
  Cum., Series B.............................       7,000        759,500
 Fidelity Federal Bank, 12% Non-Cum.
  Exchangeable Perpetual Preferred
  Stock, Series A............................      20,000        507,500
 First Nationwide Bank, 11.50% Non-
  Cum........................................       8,500        955,188
 Glendale Federal Bank, F.S.B., 8.75%
  Non-Cum. Cv., Series E.....................      16,500        746,625
 J. Ray McDermott, SA........................      10,965        195,999
 K-III Communications Corp., $11.625
  Exchangeable, Series B/(9)/................       7,511        747,365
Kaiser Aluminum Corp., 8.255%
 Provisionally Redeemable Income Debt
 Exchangeable for Stock......................       6,000         77,250

                                                              Market Value
                                                   Shares       (Note 1)
                                                   ------    --------------
Preferred Stocks (Continued)
 Navistar International Corp., $6.00 Cv.,
  Series G...................................       2,500    $   135,625
 Pantry Pride, Inc., $14.875
  Exchangeable, Series B.....................       2,000        207,000
 Prime Retail, Inc., $19.00 Cv., Series B....      17,000        301,750
 SDW Holdings Corp., Units (each unit
  consists of ten shares of sr.
  exchangeable preferred stock and one cl.
  B warrant to purchase one share of
  common stock)/(5)/(12)/....................       3,750      1,087,500
                                                             ------------
Total Preferred Stocks
 (Cost $6,311,457)...........................                  6,995,657
                                                             ------------

                                                   Units
                                                   -----
Rights, Warrants and Certificates -- 0.6%
 American Telecasting, Inc. Wts.,
  Exp. 6/99..................................       6,000   $     36,000
 Ames Department Stores, Inc.:
 Excess Cash Flow Payment
  Certificates, Series AG-7A/(7)/............      12,400            124
 Litigation Trust/(7)/.......................      39,658            397
 Capital Gaming International, Inc. Wts.,
  Exp. 2/99..................................      21,112            211
 Casino America, Inc. Wts., Exp. 11/96.......       1,631            163
 Cellular Communications International,
  Inc. Wts., Exp. 8/03.......................       2,250         50,625
 Digicon, Inc. Wts., Exp. 7/96...............       1,566             98
 Eye Care Centers of America, Inc.
  Wts., Exp. 10/03/(5)/......................         630          3,150
 Foamex LP/JPS Automotive Corp.
  Wts., Exp. 7/99............................         500          2,500
 Gaylord Container Corp. Wts., Exp.
  7/96.......................................      26,410        198,075
 Geotek Communications, Inc. Wts., Exp.
  7/05/(5)/..................................      52,500        105,000
 Icon Health & Fitness, Inc. Wts.,
  Exp. 11/99/(5)/............................         400         10,000
 In-Flight Phone Corp. Wts., Exp. 8/02 /(5)/.         950             --
 IntelCom Group, Inc. Wts., Exp. 9/05 /(5)/..       5,940         23,760
 Jewel Recovery LP, Participation Units
  of Limited Partners' Interest..............       2,360            --
 People's Choice TV Corp.  Wts., Exp. 6/00...         350          3,500
 Protection One, Inc. Wts.:
  Exp. 11/03.................................      28,000        276,500
  Exp. 6/05..................................       1,600          7,200
 Southland Corp. Wts., Exp. 3/96.............         400            500
 Terex Corp. Rts., Exp.  7/96 /(5)/..........         744             37
 Trizec Corp. Wts., Exp. 7/99 CAD............       3,970          4,134
 UGI Corp. Wts., Exp. 3/98...................       6,000            300
 United International Securities Ltd.
  Wts., Exp. 11/99...........................       1,440         41,130
                                                             ------------
 Total Rights, Warrants and Certificates
  (Cost $308,096)............................                    763,404
                                                            ------------
                                       Date    Strike   Contracts
                                       ----    ------   ---------
Put Options Purchased -- 0.0%
 Morocco (Kingdom of) Loan
  Participation Agreement, Tranche A,
  6.594%, 1/1/09, Put Opt. (Cost
  $19,000)..........................   Jan.    $60.25   1,000          1



Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995


                                                         Principal     Market Value
                                                         Amount(1)      (Note 1)
                                                         ---------     ------------
Structured Instruments - 0.9%
 Goldman, Sachs & Co. Argentina Local
  Market Securities Trust, 11.30%,
  4/1/00 (representing debt of Argentina
  (Republic of) Bonos del Tesoro Bonds,
  Series 10, 5.742%, 4/1/00 and an
  interest rate swap between Goldman
  Sachs and the Trust)(7).............................   $  782,608    $     765,000
Salomon Brothers, Inc., Zero Coupon
 Brazilian Credit Linked Nts., 11.318%,
 2/15/96 (indexed to the Nota Do
 Tesouro Nacional, Zero Coupon,
 2/15/96)(3)..........................................      200,000          197,000
United Mexican States, Linked Nts.
 (indexed to the greater of Cetes Option
 Amount or USD LIBOR Option
 Amount, 11/27/96)(5).................................      300,000          305,475
                                                                           ---------
Total Structured Instruments
 (Cost $1,279,946)....................................                     1,267,475
                                                                           ---------


                                                         Principal     Market Value
                                                         Amount(1)      (Note 1)
                                                         ---------     ------------
Repurchase Agreement - 2.1%
 Repurchase agreement with PaineWebber, Inc.,
 5.90%, dated 12/29/95, to be repurchased at
 $2,781,822 on 1/2/96, collateralized by U.S.
 Treasury Nts., 6.875%, 8/31/99, with a value
 of $993,387,and U.S. Treasury Bonds,
 7.125%-7.625%, 11/15/22-2/15/23, with a
 value of $1,871,730 (Cost $2,780,000)................   $2,780,000    $   2,780,000
                                                                           ---------

Total Investments, at Value
 (Cost $125,812,139)..................................         98.6%     131,522,956
                                                         ----------    -------------
Other Assets Net of Liabilities.......................          1.4        1,927,824
                                                         ----------    -------------
Net Assets............................................        100.0%   $ 133,450,780
                                                         ==========    =============



(1) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

 AUD - Australian Dollar          ITL - Italian Lira
 CAD - Canadian Dollar            JPY - Japanese Yen
 DEM - German Deutsche Mark       NLG - Netherlands Guilder
 DKK - Danish Krone               NOK - Norwegian Krone
 ESP - Spanish Peseta             NZD - New Zealand Dollar
 FRF - French Franc               PLZ - Polish Zloty
 GBP - British Pound Sterling     PTE - Portuguese Escudo
 HUF - Hungarian Forint           SEK - Swedish Krona
 IDR - Indonesian Rupiah          THB - Thai Baht
 IEP - Irish Punt

(2) Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
(3) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(4)  Represents the current interest rate for a variable rate security.
(5) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,828,494 or 8.11% of the Fund's net assets, at December 31, 1995.
(6) A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


                                                           Face
                                                          Subject  Expiration  Exercise  Premium       Market Value
                                                          To Call     Date      Price    Received       See Note 1
------------------------------------------------------------------------------------------------------------------------------------

Bulgaria (Republic of) Interest Arrears
 Bonds, 6.75%, 7/28/11................................    100,000    1/96       $45      $1,430        $1,390


(7) Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
(8) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(9)  Interest or dividend is paid in kind.
(10) Non-income producing--issuer is in default of interest payment.
(11) Partial interest payment received.
(12) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(13) Represents the current interest rate for an increasing rate security.
(14) Non-income producing security.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
Certificates of Deposit - 1.9%
 Citibank CD:
 19%, 1/19/96 /(2)/ IDR.......................... $2,853,750,000  $  1,248,126
 27.40%, 3/22/96 /(2)/ HUF.......................    139,510,000     1,021,112
 Indonesia (Republic of) Bank Negara
  CD, Zero Coupon, 15.914%,
  6/17/96 /(2)/(3)/ IDR..........................  2,000,000,000       805,011
 Krungthai Thanakit CD, Zero Coupon,
  11.533%, 2/29/96 /(2)/(3)/ THB.................     25,000,000       968,966
                                                                  ------------
 Total Certificates of Deposit (Cost
  $4,063,089)....................................                    4,043,215
                                                                  ------------

Mortgage-Backed Obligations - 18.3%
Government Agency - 11.5%
FHLMC/FNMA/Sponsored - 7.7%
 Federal National Mortgage Assn.:
 7%, 11/1/25.....................................      1,888,319     1,903,653
 7%, 11/1/25.....................................      7,990,664     8,055,548
 Collateralized Mtg. Obligations, Gtd.
  Real Estate Mtg. Investment Conduit
  Pass-Through Certificates, 8.75%,
  11/25/05.......................................      3,000,000     3,262,500
 Gtd. Real Estate Mtg. Investment
  Conduit Pass-Through Certificates,
  10.40%, 4/25/19................................      2,000,000     2,193,120
 Interest-Only Stripped Mtg.-Backed
  Security, Trust 257, Cl. 2, 11.79%,
  2/1/24 /(4)/...................................      2,638,404       739,990
                                                                  ------------
                                                                    16,154,811
                                                                  ------------
GNMA/Guaranteed - 3.8%
 Government National Mortgage Assn.:
 6%, 10/20/25....................................      4,986,569     5,036,435
 6%, 10/20/24....................................      2,939,612     3,009,429
                                                                  ------------
                                                                     8,045,864
                                                                  ------------
Private - 6.8%
Commercial  3.1%
 FDIC Trust, Gtd. Real Estate Mtg.
  Investment Conduit Pass-Through
  Certificates, Series 1994-C1:
 Cl. 2-D, 8.70%, 9/25/25 /(5)/...................      1,500,000     1,617,187
 Cl. 2-E, 8.70%, 9/25/25 /(5)/...................      1,500,000     1,604,531
 Merrill Lynch Mortgage Investors, Inc.,
  Mtg. Pass-Through Certificates, Series
  1995-C2, Cl. C, 7.70%, 6/15/21 /(6)/...........        993,670     1,025,033
 Resolution Trust Corp., Commercial Mtg.
  Pass-Through Certificates:
 Series 1992-CHF, Cl. C, 8.25%,
  12/25/20.......................................      1,053,588     1,079,599
 Series 1992-CHF, Cl. E, 8.25%,
  12/25/20.......................................        931,256       913,795
 Series 1994-C1, Cl. A, 7.25%, 6/25/26...........        302,117       301,740
                                                                  ------------
                                                                     6,541,885
                                                                  ------------
Multi-Family - 3.7%
 Countrywide Funding Corp., Series
  1993-12, Cl. B1, 6.625%, 2/25/24...............      1,000,000       942,500
 Resolution Trust Corp., Commercial Mtg.
  Pass-Through Certificates:
 Series 1991-M5, Cl. A, 9%, 3/25/17..............      2,295,071     2,429,907
 Series 1994-C1, Cl. C, 8%, 6/25/26..............      1,500,000     1,603,594
 Series 1995-C1, Cl. D, 6.90%, 2/25/27...........      3,000,000     2,865,000
                                                                  ------------
                                                                     7,841,001
                                                                  ------------
Total Mortgage-Backed Obligations
 (Cost $37,340,024)..............................                   38,583,561
                                                                  ------------
                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
U.S. Government Obligations - 40.3%
Treasury - 40.3%
 U.S. Treasury Bonds:
 6.875%, 8/15/25................................. $    8,000,000  $  9,027,495
 7.125%, 2/15/23.................................      3,000,000     3,427,500
 8%, 11/15/21....................................      5,000,000     6,259,375
 U.S. Treasury Nts.:
 6%, 12/31/97....................................      3,000,000     3,047,811
 6.25%, 5/31/00..................................     10,000,000    10,343,750
 6.375%, 6/30/97.................................      1,000,000     1,017,187
 6.50%, 5/15/05-8/15/05..........................     18,000,000    19,182,809
 6.875%, 3/31/00.................................      5,000,000     5,289,065
 7.25%, 5/15/04-8/15/04..........................      7,000,000     7,787,812
 7.375%, 11/15/97................................      2,000,000     2,076,250
 7.50%, 2/15/05..................................      5,000,000     5,676,559
 7.75%, 12/31/99-1/31/00.........................      6,000,000     6,519,374
 7.875%, 6/30/96-11/15/04........................      3,000,000     3,329,999
 9.25%, 8/15/98..................................      2,000,000     2,193,124
                                                                  ------------

 Total U.S. Government Obligations
  (Cost $79,215,729).............................                   85,178,110
                                                                  ------------

Foreign Government Obligations - 13.9%
 Australia (Commonwealth of) Bonds,
  12.50%, 1/15/98 AUD............................        960,000       782,889
 Canada (Government of) Bonds:
  7.75%, 9/1/99 CAD..............................        347,000       266,514
  Series A-76, 9%, 6/1/25 CAD....................        321,000       274,798
 Colombia (Republic of) 1989-1990
  Integrated Loan Facility Bonds, 6.875%,
  7/1/01 /(6)(7)/................................      1,714,400     1,594,392
 Corporacion Andina de Fomento Sr.
  Unsec. Debs.:
  6.625%, 10/14/98 /(5)/.........................      1,000,000       999,375
  7.25%, 4/30/98 /(5)/...........................      1,000,000       998,125
 Denmark (Kingdom of) Bonds:
  7%, 11/10/24 DKK...............................      6,300,000     1,014,039
  8%, 3/15/06 DKK................................      1,880,000       357,728
 Financiera Energetica Nacional:
  Nts., 6.625%, 12/13/96.........................      2,350,000     2,347,062
  SA Medium-Term Nts., 9%, 11/8/99...............        400,000       419,500
 France (Government of) Obligation
  Assimilable du Tresor Debs., 9.50%,
  6/25/98 FRF....................................      1,196,000       267,600
 Germany (Republic of) Bonds:
 7.75%, 10/1/04 DEM..............................      5,350,000     4,106,853
 Series 94, 6.25%, 1/4/24 DEM....................      2,900,000     1,887,370
 International Bank for Reconstruction
  and Development Bonds, 12.50%,
  7/25/97 NZD....................................      1,000,000       696,248
 Italy (Republic of) Treasury Bonds,
  Buoni del Tesoro Poliennali, 10.50%,
  4/1/00 ITL.....................................  4,515,000,000     2,872,821
 National Treasury Management Agency
  (Irish Government) Bonds, 8%,
  10/18/00 IEP...................................        405,000       682,226
 New Zealand (Republic of) Bonds, 10%,
  7/15/97 NZD....................................      1,720,000     1,155,621
 Norwegian Government Bonds, 9.50%,
  10/31/02 NOK...................................     11,340,000     2,124,639
 Poland (Republic of) Debs., 7.75%,
  7/13/00........................................      1,500,000     1,530,000
 Portugal (Republic of) Gtd. Bonds,
  Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 PTE....................................     65,000,000       468,838

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995

                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
Foreign Government Obligations (Continued)
 South Africa (Republic of) Debs.,
  9.625%, 12/15/99............................... $    1,000,000  $  1,082,500
 Spain (Kingdom of) Gtd. Bonds, Bonos
  y Obligacion del Estado, 12.25%,
  3/25/00 ESP....................................    156,000,000     1,405,755
 Sweden (Kingdom of) Bonds, Series
  1028, 11%, 1/21/99 SEK.........................      4,400,000       714,422
 United Kingdom Treasury:
 Debs., 8.50%, 12/7/05 GBP.......................        337,000       562,305
 Nts., 10%, 2/26/01 GBP..........................        310,000       544,176
 Western Australia Treasury Corp. Gtd.
  Bonds, Series 98, 12.50%, 4/1/98 AUD...........        200,000       164,222
                                                                  ------------

 Total Foreign Government Obligations
  (Cost $28,915,289).............................                   29,320,018
                                                                  ------------

Municipal Bonds and Notes - 0.9%
 Pinole, California Redevelopment Agency
  Tax Allocation Taxable Bonds, Pinole
  Vista Redevelopment, Series B, 8.35%,
  8/1/17.........................................        670,000       733,429
 Dade County, Florida Educational
  Facilities Authority:
 Exchangeable Revenue Bonds, University
  of Miami, Prerefunded, MBIA Insured,
  7.65%, 4/1/10..................................        175,000       201,294
 Revenue Bonds, University of Miami,
  MBIA Insured, 7.65%, 4/1/10....................        205,000       230,154
 Taxable Exchange Revenue Bonds,
  University of Miami, MBIA Insured,
  9.70%, 4/1/10..................................        120,000       134,724
 Port of Portland, Oregon Special
  Obligation Taxable Revenue Bonds,
  PAMCO Project, 9.20%, 5/15/22..................        500,000       546,886
                                                                  ------------

 Total Municipal Bonds and Notes
  (Cost $1,663,728)..............................                    1,846,487
                                                                  ------------

Corporate Bonds and Notes - 16.9%
Basic Industry - 2.7%
Chemicals - 1.2%
 Quantum Chemical Corp., 10.375% First
  Mtg. Nts., 6/1/03..............................      2,100,000     2,389,670
                                                                  ------------
Paper - 1.5%
 Boise Cascade Corp., 9.90% Nts.,
  3/15/00........................................        750,000       850,994
 Noranda Forest, Inc., 11% Debs.,
  7/15/98 CAD....................................      1,000,000       805,629
 Scotia Pacific Holding Co., 7.95%
  Timber Collateralized Nts., 7/20/15............      1,546,483     1,571,753
                                                                  ------------
                                                                     3,228,376
                                                                  ------------
Consumer Related - 2.6%
Food/Beverages/Tobacco - 0.8%
 Dr. Pepper/Seven-Up Cos., Inc.,
  0%/11.50% Sr. Sub. Disc. Nts.,
  11/1/02 /(8)/..................................      1,315,000     1,239,388
 Philip Morris Cos., Inc., 8.875% Nts.,
  7/1/96.........................................        500,000       507,702
                                                                  ------------
                                                                     1,747,090
                                                                  ------------
Healthcare - 0.6%
 R.P. Scherer Corp., 6.75% Sr. Nts.,
  2/1/04.........................................      1,250,000     1,189,530
                                                                  ------------

                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
Consumer Related (Continued)
Hotel/Gaming - 0.2%
 Circus Circus Enterprises, Inc., 6.75%
  Nts., 7/15/03.................................. $      375,000  $    379,439
                                                                  ------------
Textile/Apparel - 0.5%
 Fruit of the Loom, Inc., 7% Debs.,
  3/15/11........................................      1,097,000     1,108,417
                                                                  ------------
Toys - 0.5%
 Mattel, Inc., 6.875% Sr. Nts., 8/1/97...........      1,000,000     1,017,927
                                                                  ------------
Energy - 3.3%
 BP America, Inc., 10.875% Nts.,
  8/1/01 CAD.....................................        650,000       551,957
 Coastal Corp.:
 11.75% Sr. Debs., 6/15/06.......................      2,000,000     2,126,614
 9.75% Sr. Debs., 8/1/03.........................        200,000       238,950
 Enron Corp., 9.875% Debs., 6/15/03..............        375,000       457,052
 McDermott, Inc., 9.375% Nts., 3/15/02...........        400,000       454,472
 Mitchell Energy & Development Corp.,
   9.25% Sr. Nts., 1/15/02.......................      1,000,000     1,146,689
 Sonat, Inc., 9.50% Nts., 8/15/99................        250,000       278,659
 Southwest Gas Corp., 9.75% Debs.,
  Series F, 6/15/02..............................        500,000       585,022
 Tenneco, Inc.:
 10% Debs., 3/15/08..............................        400,000       497,656
 7.875% Nts., 10/1/02............................        650,000       709,766
                                                                  ------------
                                                                     7,046,837
                                                                  ------------
Financial Services - 1.7%
Banks & Thrifts - 1.0%
 Banco Ganadero SA, Zero Coupon Sr.
  Unsub. Unsec. Nts., 9.931%,
  6/15/96 /(3)(5)/...............................        500,000       479,040
 BankAmerica Corp., 7.50% Sr. Nts.,
  3/15/97........................................        100,000       102,362
 Chemical New York Corp., 9.75% Sub.
  Capital Nts., 6/15/99..........................        200,000       224,742
 First Chicago Corp.:
 11.25% Sub. Nts., 2/20/01.......................        750,000       923,495
 9% Sub. Nts., 6/15/99...........................        150,000       165,177
 First Chicago NBD Bancorp, 7.25%
  Sub. Debs., 8/15/04............................        165,000       176,247
 First Fidelity Bancorporation, 8.50%
  Sub. Capital Nts., 4/1/98......................        100,000       105,456
                                                                  ------------
                                                                     2,176,519
                                                                  ------------
Diversified Financial - 0.7%
 American Car Line Co., 8.25%
  Equipment Trust Certificates, Series
  1993-A, 4/15/08................................        627,000       659,134
 Lehman Brothers Holdings, Inc., 8.375%
  Nts., 2/15/99..................................        700,000       744,198
                                                                  ------------
                                                                     1,403,332
                                                                  ------------
Manufacturing - 0.9%
Automotive - 0.9%
 Chrysler Corp., 10.95% Debs., 8/1/17............        800,000       898,110
 General Motors Acceptance Corp.:
 5.50% Nts., 12/15/01............................        300,000       289,647
 7.75% Nts., 4/15/97.............................        700,000       713,318
                                                                  ------------
                                                                     1,901,075
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995

                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
Corporate Bonds and Notes (Continued)
Media - 3.9%
Cable Television - 2.2%
 Time Warner Entertainment LP/Time
  Warner, Inc., 8.375% Sr. Debs., 3/15/23........ $    1,850,000  $  2,009,405
 TKR Cable I, Inc., 10.50% Sr. Debs.,
  10/30/07.......................................      2,200,000     2,588,914
                                                                  ------------
                                                                     4,598,319
                                                                  ------------
Diversified Media - 1.3%
 GSPI Corp., 10.15% First Mtg. Bonds,
  6/24/10 /(5)/..................................      1,151,691     1,389,228
 News America Holdings, Inc.:
 10.125% Gtd. Sr. Debs., 10/15/12................        500,000       608,130
 12% Sr. Nts., 12/15/01..........................        500,000       558,673
 Time Warner, Inc., 9.15% Debs., 2/1/23..........        300,000       342,093
                                                                  ------------
                                                                     2,898,124
                                                                  ------------
Entertainment/Film - 0.4%
 Columbia Pictures Entertainment, Inc.,
  9.875% Sr. Sub. Nts., 2/1/98...................        500,000       541,242
 Eastman Kodak Co., 10% Nts., 6/15/01............        250,000       254,730
                                                                  ------------
                                                                       795,972
                                                                  ------------
Retail - 0.3%
Drug Stores - 0.3%
 Hook-SupeRx, Inc., 10.125% Sr. Nts.,
  6/1/02.........................................        600,000       657,191
                                                                  ------------
Transportation - 0.2%
Railroads - 0.2%
 Union Pacific Corp., 9.65% Medium-
  Term Nts., 4/17/00.............................        400,000       455,554
                                                                  ------------
Utilities - 1.3%
Electric Utilities - 1.0%
 Commonwealth Edison Co., 6.50% Nts.,
  7/15/97........................................        775,000       779,528
 Long Island Lighting Co., 7% Nts.,
  3/1/04.........................................        150,000       144,552
 New Zealand Electric Corp., 10% Debs.,
  6/15/96 NZD....................................        650,000       426,765
 Public Service Co. of Colorado, 8.75%
  First Mtg. Bonds, 3/1/22.......................        750,000       852,330
                                                                  ------------
                                                                     2,203,175
                                                                  ------------
                                                    Principal     Market Value
                                                    Amount /(1)/    (Note 1)
                                                  --------------  ------------
Corporate Bonds and Notes (Continued)
Utilities
Telecommunications - 0.3%
 GTE Corp., 9.375% Debs., 12/1/00................ $      500,000  $    567,703
                                                                  ------------

 Total Corporate Bonds and Notes
  (Cost $34,673,470).............................                   35,764,250
                                                                  ------------

                                                      Shares
                                                  --------------
Preferred Stocks - 0.5%
 Atlantic Richfield Co., 9% Exchangeable
  Notes for Common Stock of Lyondell
  Petrochemical Co., 9/15/97.....................         15,000       352,500
 BankAmerica Corp., 8.375%, Series K.............         25,000       646,875
                                                                  ------------

 Total Preferred Stocks (Cost
  $1,076,533)....................................                      999,375
                                                                  ------------

                                                   Principal
                                                   Amount /(1)/
                                                  --------------
Structured Instruments - 0.5%
 Merrill Lynch & Co., Inc. Units, 9.75%,
  6/15/99 (representing debt of Chemical
  Banking Corp., sub. capital nts., and
  equity of Citicorp, 7.75% preferred,
  series 22) (Cost $1,100,540) /(7)(9)/.......... $    1,000,000     1,151,000
                                                                  ------------
Repurchase Agreement - 4.0%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $8,505,572 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $4,613,862, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $2,796,111, and U.S. Treasury Bills maturing
  11/14/96, with a value of $1,267,996
  (Cost $8,500,000)..............................      8,500,000     8,500,000
                                                                  ------------
Total Investments, at Value (Cost
 $196,548,402)...................................           97.2%  205,386,016
                                                           ------ ------------
Other Assets Net of Liabilities..................            2.8     5,845,754
                                                           ------ ------------
Net Assets.......................................          100.0% $211,231,770
                                                           ====== ============

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995

(1) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
         AUD - Australian Dollar        IDR - Indonesian Rupiah
         CAD - Canadian Dollar          IEP - Irish Punt
         DEM - German Deutsche Mark     ITL - Italian Lira
         DKK - Danish Krone             NOK - Norwegian Krone
         ESP - Spanish Peseta           NZD - New Zealand Dollar
         FRF - French Franc             PTE - Portuguese Escudo
         GBP - British Pound Sterling   SEK - Swedish Krona
         HUF - Hungarian Forint         THB - Thai Baht

(2) Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
(3) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(4) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
(5) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,087,486 or 3.36% of the Fund's net assets, at December 31, 1995.
(6)  Represents the current interest rate for a variable rate security.
(7) Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
(8) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(9) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund Statement of Investments
December 31, 1995

                                                    Principal     Market Value
                                                     Amount        (Note 1)
                                                  --------------  ------------
Convertible Corporate Bonds and Notes -- 1.1%
 Danka Business Systems PLC, 6.75%
  Cv. Sub. Nts., 4/1/02.......................... $      800,000  $  1,122,000
 PerSeptive Biosystems, Inc., 8.25% Cv.
  Sub. Debs., 8/15/01/(1)/.......................        850,000       709,750
 Telxon Corp., 5.75% Cv. Debs.,
  1/1/03/(1)/....................................      1,500,000     1,627,500
                                                                  ------------

 Total Convertible Corporate Bonds and
  Notes (Cost $3,150,000)........................                    3,459,250
                                                                  ------------

                                                      Shares
                                                  --------------
Common Stocks -- 91.2%
Basic Materials -- 0.2%
Paper -- 0.2%
 Visioneer, Inc./(2)/............................         27,300       607,425
                                                                  ------------
Consumer Cyclicals -- 24.4%
Autos & Housing -- 1.2%
 ITI Technologies, Inc./(2)/.....................         80,000     2,380,000
 NHP, Inc./(2)/..................................        100,000     1,850,000
                                                                  ------------
                                                                     4,230,000
                                                                  ------------
Leisure & Entertainment -- 7.1%
 Apple South, Inc................................        121,100     2,603,650
 Applebee's International, Inc...................         75,000     1,706,250
 CKE Restaurants, Inc............................        190,000     3,040,000
 Consolidated Products, Inc......................         44,000       649,000
 Department 56, Inc./(2)/........................         60,300     2,314,012
 La Quinta Inns, Inc.............................         85,000     2,326,875
 Landry's Seafood Restaurants, Inc./(2)/.........        100,000     1,706,250
 Lone Star Steakhouse & Saloon/(2)/..............         50,000     1,918,750
 Morrow Snowboards, Inc./(2)/....................         59,500       966,875
 Play By Play Toys & Novelties,
  Inc./(2)/......................................         63,800       933,075
 Quality Dining, Inc./(2)/.......................         94,500     2,291,625
 Sonic Corp......................................         95,000     1,805,000
 Studio Plus Hotels, Inc./(2)/...................         37,500       965,625
                                                                  ------------
                                                                    23,226,987
                                                                  ------------
Media -- 0.8%
 SFX Broadcasting, Inc., Cl. A/(2)/..............         55,100     1,666,775
 Sinclair Broadcast Group, Inc.,
  Cl. A/(2)/.....................................         50,000       862,500
                                                                  ------------
                                                                     2,529,275
                                                                  ------------
Retail: General -- 4.9%
 Donnkenny, Inc..................................        140,000     2,537,500
 Fila Holding SpA, ADR...........................         58,000     2,639,000
 Marisa Christina, Inc./(2)/.....................         46,700       793,900
 Nautica Enterprises, Inc........................         52,500     2,296,875
 Tommy Hilfiger Corp.............................         71,700     3,038,287
 Warnaco Group, Inc. (The), Cl. A................         67,500     1,687,500
 Wolverine World Wide, Inc.......................         89,000     2,803,500
                                                                  ------------
                                                                    15,796,562
                                                                  ------------
Retail: Specialty -- 10.4%
 adidas AG, ADS /(1)//(2)/.......................         24,000       637,500
 Boise Cascade Office Products
  Corp./(2)/.....................................         50,000     2,137,500
 Copart, Inc./(2)/...............................        103,100     2,706,375
 Corporate Express, Inc..........................         82,500     2,485,312
 CUC International, Inc..........................         59,000     2,013,375
 Discount Auto Parts, Inc./(2)/..................         60,000     1,867,500
 General Nutrition Cos., Inc./(2)/...............        218,800     5,032,400
 Hollywood Entertainment Corp....................         87,500       732,812

                                                                 Market Value
                                                      Shares       (Note 1)
                                                  --------------  ------------
Common Stocks (Continued)
Consumer Cyclicals (Continued)
Retail: Specialty (Continued)
 Men's Wearhouse, Inc./(2)/......................        130,100  $  3,350,075
 Moovies, Inc./(2)/..............................        137,200     1,852,200
 MSC Industrial Direct Co., Inc., Cl.
  A/(2)/.........................................         35,000       962,500
 Nike, Inc., Cl. B...............................         22,000     1,531,750
 OfficeMax, Inc./(2)/............................         45,750     1,023,656
 Petco Animal Supplies, Inc./(2)/................         80,000     2,340,000
 Rocky Mountain Chocolate Factory,
  Inc./(2)/......................................         35,000       420,000
 Staples, Inc....................................         67,500     1,645,312
 Viking Office Products, Inc./(2)/...............         65,000     3,022,500
                                                                  ------------
                                                                    33,760,767
                                                                  ------------
Consumer Non-Cyclicals -- 21.3%
Beverages -- 0.3%
 Boston Beer Co., Inc., Cl. A/(2)/...............          9,800       232,750
 Canandaigua Wine Co., Inc., Cl. A/(2)/..........         20,000       652,500
                                                                  ------------
                                                                       885,250
                                                                  ------------
Education -- 0.2%
 National Education Corp./(2)/...................         80,000       650,000
                                                                  ------------
Food -- 1.1%
 Opta Food Ingredients, Inc./(2)/................         35,200       453,200
 Safeway, Inc./(2)/..............................         60,000     3,090,000
                                                                  ------------
                                                                     3,543,200
                                                                  ------------
Healthcare/Drugs -- 5.0%
 Agouron Pharmaceuticals, Inc./(2)/..............         40,000     1,310,000
 Bio-Vascular, Inc./(2)/.........................         47,900       562,825
 Dura Pharmaceuticals, Inc./(2)/.................         75,000     2,606,250
 Elan Corp. PLC, ADR/(2)/........................         45,000     2,188,125
 Ethical Holdings PLC, Sponsored
  ADR/(2)/.......................................         50,000       450,000
 Gilead Sciences, Inc./(2)/......................         49,300     1,577,600
 Martek Biosciences Corp./(2)/...................         40,000     1,010,000
 Matrix Pharmaceutical, Inc./(2)/................         30,400       570,000
 Northfield Laboratories, Inc./(2)/..............         50,000       943,750
 Protein Design Labs, Inc........................          7,500       173,437
 Watson Pharmaceuticals, Inc./(2)/...............        100,000     4,900,000
                                                                  ------------
                                                                    16,291,987
                                                                  ------------
Healthcare/Supplies & Services -- 14.3%
 AHI Healthcare Systems, Inc./(2)/...............        138,500       796,375
 AmeriSource Health Corp., Cl. A/(2)/............        115,500     3,811,500
 ARV Assisted Living, Inc./(2)/..................        150,000     1,762,500
 Compdent Corp./(2)/.............................         50,000     2,075,000
 Emeritus Corp./(2)/.............................        100,000     1,162,500
 Guidant Corp....................................         85,000     3,591,250
 Gulf South Medical Supply, Inc..................         73,400     2,220,350
 HealthCare COMPARE Corp./(2)/...................         50,000     2,175,000
 HemaSure, Inc./(2)/.............................         36,000       459,000
 Horizon/CMS Healthcare Corp./(2)/...............         63,700     1,608,425
 Lincare Holdings, Inc./(2)/.....................         59,200     1,480,000
 National Surgery Centers, Inc./(2)/.............         14,500       333,500
 Omnicare, Inc...................................         76,800     3,436,800
 OrNda Healthcorp/(2)/...........................        105,000     2,441,250
 Owen Healthcare, Inc............................         63,000     1,740,375
 Pediatrix Medical Group, Inc./(2)/..............        120,000     3,300,000
 PhyCor, Inc.....................................         65,000     3,286,562
 Physician Reliance Network, Inc./(2)/...........         40,000     1,590,000
 Physicians Resource Group, Inc./(2)/............         75,000     1,490,625
 Quorum Health Group, Inc./(2)/..................         56,000     1,232,000
 Renal Treatment Centers, Inc./(2)/..............         50,000     2,200,000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund Statement of Investments (Continued)
December 31, 1995

                                                                 Market Value
                                                      Shares       (Note 1)
                                                  --------------  ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services (Continued)
 Total Renal Care Holdings, Inc.(2)..............         52,600  $  1,551,700
 U.S. Healthcare, Inc............................         30,000     1,395,000
 United Dental Care, Inc.(2).....................         30,000     1,237,500
                                                                  ------------
                                                                    46,377,212
                                                                  ------------
Household Goods - 0.4%
 Ultralife Batteries, Inc.(2)....................         60,000     1,440,000
                                                                  ------------
Energy - 3.4%
Energy Services & Producers - 2.9%
 Core Laboratories NV(2).........................         50,300       603,600
 Cross Timbers Oil Co............................         30,800       542,850
 Diamond Offshore Drilling, Inc.(2)..............         56,900     1,920,375
 Energy Ventures, Inc.(2)........................         75,200     1,898,800
 Nabors Industries, Inc.(2)......................        150,000     1,668,750
 Newfield Exploration Co.(2).....................         20,000       540,000
 NUMAR Corp.(2)..................................         36,000       400,500
 Stone Energy Corp.(2)...........................         35,000       538,125
 Weatherford Enterra, Inc.(2)....................         50,000     1,443,750
                                                                  ------------
                                                                     9,556,750
                                                                  ------------
Oil-Integrated - 0.5%
 Valero Energy Corp..............................         60,000     1,470,000
                                                                  ------------
Financial - 2.0%
Diversified Financial - 0.5%
 Advanta Corp., Cl. B............................         40,000     1,455,000
                                                                  ------------
Insurance - 1.5%
 Berkley (W.R.) Corp.............................         40,000     2,150,000
 CapMAC Holdings, Inc.(2)........................         70,600     1,773,825
 First Commonwealth, Inc.(2).....................         18,000       468,000
 Prudential Reinsurance Holdings, Inc............         24,900       582,037
                                                                  ------------
                                                                     4,973,862
                                                                  ------------
Industrial - 10.6%
Industrial Materials - 0.5%
 Kennametal, Inc.................................         52,000     1,651,000
                                                                  ------------
Industrial Services - 8.3%
 CIBER, Inc.(2)..................................         73,500     1,718,062
 CKS Group, Inc.(2)..............................         11,600       452,400
 Computer Horizons Corp..........................         60,000     2,280,000
 CORT Business Services Corp.(2).................         93,800     1,547,700
 Danka Business System PLC,
  Sponsored ADR..................................         70,000     2,590,000
 DST Systems, Inc.(2)............................         83,500     2,379,750
 Kent Electronics Corp...........................         33,300     1,943,888
 META Group, Inc.(2).............................         40,000     1,225,000
 PMT Services, Inc.(2)...........................         58,000     1,754,500
 Sitel Corp.(2)..................................         59,300     1,816,063
 Stewart Enterprises, Inc........................         50,000     1,850,000
 Transaction Network Services, Inc.(2)...........         60,000     1,500,000
 Transaction Systems Architects, Inc.,
  Cl. A(2).......................................         60,000     2,025,000
 United Waste Systems, Inc.(2)...................         30,000     1,117,500
 USA Waste Services, Inc.(2).....................        151,300     2,855,788
                                                                  ------------
                                                                    27,055,651
                                                                  ------------
Manufacturing - 1.0%
 American Standard Cos., Inc.(2).................         50,000     1,400,000
 Cincinnati Milacron, Inc........................         30,000       787,500
 Harnischfeger Industries, Inc...................         30,000       997,500
                                                                  ------------
                                                                     3,185,000
                                                                  ------------
                                                                 Market Value
                                                      Shares       (Note 1)
                                                  --------------  ------------
Common Stocks (Continued)
Industrial (Continued)
Transportation - 0.8%
 Airborne Freight Corp...........................        100,000  $  2,662,500
                                                                  ------------
Technology - 29.3%
Computer Hardware - 4.5%
 Adaptec, Inc.(2)................................         50,300     2,062,300
 Cisco Systems, Inc.(2)..........................         55,000     4,104,375
 Citrix Systems, Inc.(2).........................         15,500       503,750
 Data Translation, Inc...........................        117,000     1,901,250
 In Focus Systems, Inc.(2).......................         70,000     2,528,750
 Lexmark International Group, Inc., Cl.
  A(2)...........................................         73,400     1,339,550
 Network Appliance, Inc.(2)......................         13,200       529,650
 Sun Microsystems, Inc.(2).......................         40,000     1,825,000
                                                                  ------------
                                                                    14,794,625
                                                                  ------------
Computer Software - 12.4%
 7th Level, Inc.(2)..............................         40,000       560,000
 Adept Technology, Inc.(2).......................        112,700     1,183,350
 AMISYS Managed Care Systems, Inc................         18,700       355,300
 Arbor Software Corp.(2).........................         13,500       637,875
 Cheyenne Software, Inc.(2)......................        110,000     2,873,750
 Computervision Corp.(2).........................        190,500     2,928,938
 Computron Software, Inc.(2).....................         50,000       900,000
 Enterprise Systems, Inc.(2).....................         34,100     1,040,050
 First Data Corp.................................         58,788     3,931,448
 GT Interactive Software Corp.(2)................         25,000       350,000
 HBO & Co........................................         40,000     3,065,000
 IDX Systems Corp.(2)............................         11,200       389,200
 IMNET Systems, Inc.(2)..........................         48,000     1,152,000
 Inference Corp., Cl. A(2).......................         25,000       475,000
 Informix Corp.(2)...............................         85,000     2,550,000
 Legato Systems, Inc.(2).........................         40,000     1,240,000
 Mecon, Inc.(2)..................................        110,000     1,746,250
 MetaTools, Inc.(2)..............................         15,000       390,000
 NetManage, Inc..................................         60,000     1,395,000
 Network General Corp.(2)........................         35,000     1,168,125
 Novadigm, Inc.(2)...............................         39,100     1,109,463
 Open Environment Corp.(2).......................         72,500       996,875
 Oracle Corp.(2).................................         80,000     3,390,000
 Pinnacle Systems, Inc.(2).......................         39,800       985,050
 Project Software & Development, Inc.............         64,500     2,249,438
 Spacetec IMC Corp.(2)...........................         30,000       352,500
 SQA, Inc.(2)....................................         12,500       240,625
 Summit Medical Systems, Inc.(2).................         55,000     1,182,500
 Sync Research, Inc.(2)..........................         30,800     1,393,700
                                                                  ------------
                                                                    40,231,437
                                                                  ------------
Electronics - 0.9%
 Photon Dynamics, Inc.(2)........................         78,500       628,000
 SDL, Inc.(2)....................................         95,000     2,280,000
                                                                  ------------
                                                                     2,908,000
                                                                  ------------
Telecommunications-Technology - 11.5%
 ADC Telecommunications, Inc.....................         60,000     2,190,000
 Allen Group, Inc................................         60,000     1,342,500
 Arch Communications Group, Inc.(2)..............        140,000     3,360,000
 Comverse Technology, Inc.(2)....................         60,000     1,200,000
 Davox Corp.(2)..................................         80,000       950,000
 DSC Communications Corp.(2).....................         75,000     2,765,625
 Glenayre Technologies, Inc......................         31,750     1,976,438
 Inter-Tel, Inc.(2)..............................         56,300       865,613
 L.M. Ericsson Telephone Co., Cl. B,
  ADR............................................         90,000     1,755,000
 LCI International, Inc.(2)......................        132,600     2,718,300

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995

                                                                 Market Value
                                                      Shares       (Note 1)
                                                  --------------  ------------
Common Stocks (Continued)
Technology (Continued)
Telecommunications-Technology (Continued)
 Metrocall, Inc.(2)..............................         34,200  $    654,075
 MobileMedia Corp., Cl. A(2).....................        125,000     2,781,250
 Pairgain Technologies, Inc.(2)..................         40,000     2,190,000
 Periphonics Corp.(2)............................         85,400     2,369,850
 ProNet, Inc.(2).................................        100,000     2,950,000
 Tellabs, Inc....................................         55,000     2,035,000
 Teltrend, Inc.(2)...............................         65,000     3,038,750
 VTEL Corp.(2)...................................        105,500     1,951,750
 Westell Technologies, Inc., Cl. A(2)............         14,000       351,750
                                                                  ------------
                                                                    37,445,901
                                                                  ------------

Total Common Stocks
 (Cost $234,017,201).............................                  296,728,391
                                                                  ------------
                                                      Units
                                                  --------------
Rights, Warrants and Certificates - 0.0%
 Jan Bell Marketing, Inc. Wts., Exp.
  12/98..........................................            532           266
 Tapistron International, Inc. Wts., Exp.
  6/97...........................................        120,000         7,500
 Windmere Corp. Wts., Exp. 1/98..................            381            --
                                                                  ------------
 Total Rights, Warrants and
  Certificates (Cost $52,860)....................                        7,766
                                                                  ------------
                                                    Principal
                                                      Amount
                                                  --------------
Repurchase Agreement - 10.9%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $35,623,338 on 1/2/96,
  collateralized by U.S. Treasury Nts.,
  5.125%-8.75%, 12/31/96-11/5/04, with a
  value of $19,323,938, U.S. Treasury Bonds,
  6.25%-11.25%, 8/15/03-8/15/23, with a
  value of $11,710,771, and U.S. Treasury
  Bills maturing 11/14/96, with a value of
  $5,310,666 (Cost $35,600,000).................. $   35,600,000    35,600,000
                                                                  ------------
Total Investments, at Value
(Cost $272,820,061)..............................          103.2%  335,795,407
                                                           ------ ------------
Liabilities in Excess of Other Assets............           (3.2)  (10,391,316)
                                                           ------ ------------
Net Assets.......................................          100.0% $325,404,091
                                                           ====== ============

(1) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,974,750 or 0.91% of the Fund's net assets, at December 31, 1995.

(2)  Non-income producing security.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                                  Market Value
                                                          Shares    (Note 1)
                                                          ------  ------------
Common Stocks - 80.1%
Basic Materials - 6.3%
Chemicals - 4.5%
 FMC Corp./(1)/................................            4,000   $   270,500
 Georgia Gulf Corp.............................           19,000       584,250
 IMC Global, Inc...............................           16,000       654,000
 Morton International, Inc.....................           29,000     1,040,375
 PPG Industries, Inc...........................           18,000       823,500
 Sterling Chemicals, Inc./(1)/.................           80,600       654,875
 Terra Industries, Inc.........................           46,000       649,750
 Union Carbide Corp............................           17,000       637,500
                                                                  ------------
                                                                     5,314,750
                                                                  ------------
Metals - 0.3%
 Reynolds Metals Co............................            7,000       396,375
                                                                  ------------
Paper - 1.5%
 Boise Cascade Corp............................           17,000       588,625
 Bowater, Inc..................................            5,000       177,500
 Federal Paper Board Co........................            7,000       363,125
 Willamette Industries, Inc....................           11,000       618,750
                                                                  ------------
                                                                     1,748,000
                                                                  ------------
Consumer Cyclicals - 10.7%
Autos & Housing - 1.4%
 Pulte Corp....................................           17,000       571,625
 Toll Brothers, Inc./(1)/......................           46,000     1,058,000
                                                                  ------------
                                                                     1,629,625
                                                                  ------------
Leisure & Entertainment - 3.3%
 Applebee's International, Inc.................           18,000       409,500
 Callaway Golf Co..............................           25,000       565,625
 ITT Corp. (New)...............................            5,000       265,000
 McDonald's Corp...............................           11,000       496,375
 Walt Disney Co................................           25,000     1,475,000
 Wendy's International, Inc....................           33,800       718,250
                                                                  ------------
                                                                     3,929,750
                                                                  ------------
Media - 0.2%
 Viacom, Inc., Cl. B/(1)/......................            3,667       173,724
                                                                  ------------
Retail: General - 3.2%
 Jones Apparel Group, Inc./(1)/................           17,100       673,312
 May Department Stores Co......................            6,000       253,500
 Nautica Enterprises, Inc......................           10,200       446,250
 Tommy Hilfiger Corp...........................           22,500       953,437
 Wal-Mart Stores, Inc..........................           26,000       581,750
 Warnaco Group, Inc. (The), Cl. A..............           33,000       825,000
                                                                  ------------
                                                                     3,733,249
                                                                  ------------
Retail: Specialty - 2.6%
 Bed Bath & Beyond, Inc./(1)/..................            9,000       349,312
 Gap, Inc. (The)...............................           10,000       420,000
 General Nutrition Cos., Inc./(1)/.............           40,000       920,000
 Home Depot, Inc...............................           24,000     1,149,000
 OfficeMax, Inc./(1)/..........................            8,000       179,000
                                                                  ------------
                                                                     3,017,312
                                                                  ------------
Consumer Non-Cyclicals - 17.6%
Beverages - 1.4%
 Boston Beer Co., Inc., Cl. A/(1)/.............            6,600       156,750
 Coca-Cola Co. (The)...........................           10,000       742,500
 PepsiCo, Inc..................................           10,000       558,750
 Whitman Corp..................................            8,000       186,000
                                                                  ------------
                                                                     1,644,000
                                                                  ------------
Food - 3.1%
 ConAgra, Inc..................................            4,000       165,000
 H.J. Heinz Co.................................           15,000       496,875
 IBP, Inc......................................           20,000     1,010,000

                                                                  Market Value
                                                          Shares    (Note 1)
                                                          ------  ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Food (Continued)
 Kroger Co./(1)/...............................           14,000   $   525,000
 Safeway, Inc./(1)/............................           16,000       824,000
 Smithfield Foods, Inc./(1)/...................           21,000       666,750
                                                                  ------------
                                                                     3,687,625
                                                                  ------------
Healthcare/Drugs - 5.6%
 Abbott Laboratories...........................           27,000     1,127,250
 Amgen, Inc....................................            8,000       475,000
 Bristol-Myers Squibb Co.......................            6,500       558,187
 Johnson & Johnson.............................           12,000     1,027,500
 Pfizer, Inc...................................           26,500     1,669,500
 Schering-Plough Corp..........................           16,000       876,000
 Warner-Lambert Co.............................            6,000       582,750
 Watson Pharmaceuticals, Inc./(1)/.............            6,000       294,000
                                                                  ------------
                                                                     6,610,187
                                                                  ------------
Healthcare/Supplies & Services - 4.2%
 Columbia/HCA Healthcare Corp..................           12,000       609,000
 Cordis Corp./(1)/.............................            2,000       201,000
 HealthCare COMPARE Corp./(1)/.................           20,000       870,000
 Lincare Holdings, Inc./(1)/...................           35,000       875,000
 Medtronic, Inc................................           34,000     1,899,750
 Nellcor Puritan Bennett, Inc./(1)/............            8,800       510,400
                                                                  ------------
                                                                     4,965,150
                                                                  ------------
Household Goods - 0.9%
 Procter & Gamble Co...........................           13,000     1,079,000
                                                                  ------------
Tobacco - 2.4%
 Philip Morris Cos., Inc.......................           16,000     1,448,000
 UST, Inc......................................           41,000     1,368,375
                                                                  ------------
                                                                     2,816,375
                                                                  ------------
Energy - 1.5%
Oil-Integrated - 1.5%
 Mobil Corp....................................            6,000       672,000
 Royal Dutch Petroleum Co......................            3,500       493,938
 USX-Marathon Group............................           25,000       487,500
 YPF Sociedad Anonima, Sponsored
  ADR..........................................            5,000       108,125
                                                                  ------------
                                                                     1,761,563
                                                                  ------------
Financial - 13.7%
Banks - 4.3%
 Bank of Boston Corp...........................           23,000     1,063,750
 Chase Manhattan Corp..........................            6,000       363,750
 Chemical Banking Corp.........................            9,000       528,750
 First Interstate Bancorp......................            6,500       887,250
 Midlantic Corp................................           12,000       787,500
 NationsBank Corp..............................           10,000       696,250
 State Street Boston Corp......................           16,600       747,000
                                                                  ------------
                                                                     5,074,250
                                                                  ------------
Diversified Financial - 7.4%
 Advanta Corp., Cl. A..........................           15,000       573,750
 Donaldson, Lufkin & Jenrette, Inc./(1)/.......            6,200       193,750
 Federal Home Loan Mortgage Corp...............            8,000       668,000
 Federal National Mortgage Assn................            8,000       993,000
 First USA, Inc................................           25,000     1,109,375
 Green Tree Financial Corp.....................           56,000     1,477,000
 Money Store, Inc. (The).......................           23,000       359,375
 Morgan Stanley Group, Inc.....................            3,000       241,875
 Price (T. Rowe) Associates....................           20,400     1,004,700
 Schwab (Charles) Corp. (The)..................           29,000       583,625
 Travelers Group, Inc..........................           24,000     1,509,000
                                                                  ------------
                                                                     8,713,450
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund

December 31, 1995

                                                                  Market Value
                                                          Shares    (Note 1)
                                                          ------  ------------
Common Stocks (Continued)
Financial (Continued)
Insurance - 2.0%
 AFLAC, Inc....................................            5,250   $   227,719
 ITT Hartford Group, Inc.......................            5,000       241,875
 MGIC Investment Corp..........................           14,100       764,925
 SunAmerica, Inc...............................           24,000     1,140,000
                                                                  ------------
                                                                     2,374,519
                                                                  ------------
Industrial - 7.1%
Electrical Equipment - 2.2%
 Emerson Electric Co...........................           17,500     1,430,625
 General Electric Co...........................           13,000       936,000
 Honeywell, Inc................................            2,000        97,250
 Kemet Corp....................................            6,000       143,250
                                                                  ------------
                                                                     2,607,125
                                                                  ------------
Industrial Materials - 1.6%
 Ball Corp.....................................           10,000       275,000
 Centex Corp...................................           14,000       486,500
 Fluor Corp....................................            8,000       528,000
 Rayonier, Inc.................................           19,400       647,475
                                                                  ------------
                                                                     1,936,975
                                                                  ------------
Industrial Services - 1.0%
 Danka Business System PLC,
  Sponsored ADR................................           21,000       777,000
 Manpower, Inc.................................           12,500       351,563
                                                                  ------------
                                                                     1,128,563
                                                                  ------------
Manufacturing - 0.8%
 ITT Industries, Inc...........................            5,000       120,000
 Kulicke & Soffa Industries, Inc...............           20,000       465,000
 Varity Corp./(1)/.............................            9,000       334,125
                                                                  ------------
                                                                       919,125
                                                                  ------------
Transportation - 1.5%
 Burlington Northern Santa Fe Corp.............            7,000       546,000
 Canadian Pacific Ltd..........................           47,000       851,875
 Illinois Central Corp.........................           10,000       383,750
                                                                  ------------
                                                                     1,781,625
                                                                  ------------
Technology - 22.1%
Aerospace/Defense - 0.7%
 Goodrich (B.F.) Co............................           12,000       817,500
                                                                  ------------
Computer Hardware - 5.3%
 3Com Corp./(1)/...............................           10,000       466,250
 Adaptec, Inc./(1)/............................           20,000       820,000
 Cabletron Systems, Inc./(1)/..................           22,000     1,782,000
 Cisco Systems, Inc./(1)/......................            7,000       522,375
 Compaq Computer Corp./(1)/....................           22,000     1,056,000
 EMC Corp./(1)/................................           36,000       553,500
 Gateway 2000, Inc./(1)/.......................           22,000       539,000
 Sun Microsystems, Inc./(1)/...................           12,000       547,500
                                                                  ------------
                                                                     6,286,625
                                                                  ------------
Computer Software - 9.6%
 Automatic Data Processing, Inc................           19,000     1,410,750
 BMC Software, Inc./(1)/.......................           30,000     1,282,500
 Cheyenne Software, Inc./(1)/..................           41,000     1,071,125
 Computer Associates International, Inc........            6,000       341,250
 First Data Corp...............................           20,000     1,337,500
 Informix Corp./(1)/...........................           35,000     1,050,000
 Microsoft Corp./(1)/..........................           30,000     2,632,500
 Oracle Corp./(1)/.............................           33,600     1,423,800
 Sterling Software, Inc./(1)/..................           12,000       748,500
                                                                  ------------
                                                                    11,297,925
                                                                  ------------

                                                                  Market Value
                                                          Shares    (Note 1)
                                                          ------  ------------
Common Stocks (Continued)
Technology - (Continued)
Electronics - 3.8%
 Arrow Electronics, Inc./(1)/..................           11,000  $    474,375
 Cypress Semiconductor Corp./(1)/..............           50,000       637,500
 General Instrument Corp./(1)/.................           15,000       350,625
 Intel Corp....................................           26,000     1,475,500
 Motorola, Inc.................................           15,000       855,000
 Phillips Electronics NV, ADR..................           19,000       681,625
                                                                   -----------
                                                                     4,474,625
                                                                  ------------
Telecommunications-Technology - 2.7%
 AT&T Corp.....................................           18,000     1,165,500
 Hong Kong Telecommunications Ltd.,
  Sponsored ADR................................            5,000        88,750
 L.M. Ericsson Telephone Co., Cl. B,
  ADR..........................................           33,000       643,500
 Telecom Corp. of New Zealand Ltd.,
  Sponsored ADR................................            7,000       485,625
 Tellabs, Inc..................................           21,800       806,600
                                                                   -----------
                                                                     3,189,975
                                                                   -----------
Utilities - 1.1%
Telephone Utilities - 1.1%
 BellSouth Corp................................            5,000       217,500
 Cincinnati Bell, Inc..........................           17,000       590,750
 Telefonos de Mexico SA, Sponsored
  ADR..........................................           13,500       430,313
                                                                   -----------
                                                                     1,238,563
                                                                   -----------
 Total Common Stocks (Cost
  $70,729,607).................................                     94,347,530
                                                                  ------------
                                                     Principal
                                                      Amount
                                                    -----------
Repurchase Agreements - 19.9%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $18,011,800 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $9,770,530, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $5,921,176, and U.S. Treasury Bills maturing
  11/14/96, with a value of $2,685,168.........     $18,000,000     18,000,000
                                                                  ------------
 Repurchase agreement with PaineWebber, Inc.,
  5.90%, dated 12/29/95, to be repurchased
  at $5,473,586 on 1/2/96, collateralized by
  U.S. Treasury Nts., 6.875%, 8/31/99, with
  a value of $1,954,613, and U.S. Treasury
  Bonds, 7.125%-7.625%, 11/15/22-2/15/23,
  with a value of $3,682,864...................       5,470,000      5,470,000
                                                                  ------------
 Total Repurchase Agreements
  (Cost $23,470,000)...........................                     23,470,000
                                                                  ------------
Total Investments, at Value (Cost
 $94,199,607)..................................           100.0%   117,817,530
                                                          ------  ------------

Liabilities in Excess of Other Assets..........             0.0       (107,640)
                                                          ------  ------------
Net Assets.....................................           100.0%  $117,709,890
                                                          ======  ============

/(1)/  Non-income producing security.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                    Principal     Market Value
                                                   Amount /(1)/     (Note 1)
                                                  --------------  ------------
Mortgage-Backed Obligations - 1.6%
Government Agency - 1.4%
GNMA/Guaranteed - 1.4%
 Government National Mortgage Assn.:
 8%, 4/15/23...................................   $    3,633,256  $  3,785,417
 8%, 7/15/22...................................        1,636,667     1,705,211
                                                                  ------------
                                                                     5,490,628
                                                                  ------------
Private - 0.2%
Multi-Family - 0.2%
 Resolution Trust Corp., Commercial
  Mtg. Pass-Through Certificates, Series
  1994-C2, Cl. E, 8%, 4/25/25..................          757,146       714,557
                                                                  ------------

 Total Mortgage-Backed Obligations
  (Cost $6,131,064)............................                      6,205,185
                                                                  ------------

U.S. Government Obligations - 10.0%
Treasury - 10.0%
 U.S. Treasury Nts.:
 6.375%, 8/15/02...............................        5,000,000     5,254,684
 6.75%, 5/31/97................................       10,300,000    10,515,650
 7.625%, 5/31/96...............................       12,500,000    12,625,000
 9.25%, 8/15/98................................        9,000,000     9,869,057
                                                                  ------------
 Total U.S. Government Obligations
  (Cost $36,992,459)...........................                     38,264,391
                                                                  ------------

Foreign Government Obligations - 9.6%
 Argentina (Republic of):
 Bonds, Bonos de Consolidacion de
  Deudas, Series I, 5.836%, 4/1/01/(2)//(3)/...        2,345,788     1,841,852
 Par Bonds, 5%, 3/31/23/(4)/...................        3,500,000     1,997,187
 Past Due Interest Bonds, Series L,
  6.812%, 3/31/05/(2)/.........................        3,000,000     2,145,000
 Bonos de la Tesoreria de la Federacion,
 Zero Coupon:
 48.252%, 10/3/96/(5)/ MXP.....................        5,615,100       537,857
 51.195%, 9/12/96/(5)/ MXP.....................        5,977,280       583,858
 Canada (Government of) Bonds:
 8.50%, 4/1/02 CAD.............................        1,500,000     1,198,677
 9.75%, 12/1/01 CAD............................        3,000,000     2,528,212
 9.75%, 6/1/01 CAD.............................        2,000,000     1,673,861
 Denmark (Kingdom of) Bonds, 8%,
  3/15/06 DKK..................................       32,100,000     6,108,023
 Eskom Loan Participation Agreements,
  Series 168, 11%, 6/1/08 ZAR..................        8,570,000     1,915,724
 Italy (Republic of) Treasury Bonds,
  Buoni del Tesoro Poliennali, 8.50%,
  8/1/99 ITL...................................    2,700,000,000     1,615,338
 Poland (Republic of) Treasury Bills,
 Zero Coupon:
 24.132%, 11/13/96/(5)/ PLZ....................        2,300,000       766,729
 24.426%, 7/3/96/(5)/ PLZ......................        2,860,000     1,030,803
 Queensland Treasury Corp. Gtd. Exch.
  Nts., 10.50%, 5/15/03 AUD....................        3,600,000     3,018,246
 Treasury Corp. of Victoria Gtd. Bonds,
  8.25%, 10/15/03 AUD..........................        6,000,000     4,457,624
 United Kingdom Treasury Nts., 13%,
  7/14/00 GBP..................................        1,590,000     3,054,934
 Venezuela (Republic of) Front-Loaded
  Interest Reduction Bonds, Series B,
 7%, 3/31/07/(2)/..............................        4,000,000     2,230,000
                                                                  ------------
 Total Foreign Government Obligations
  (Cost $34,609,292)...........................                     36,703,925
                                                                  ------------

                                                    Principal     Market Value
                                                   Amount /(1)/     (Note 1)
                                                  --------------  ------------

Municipal Bonds and Notes - 0.1%
 Port of Portland, Oregon Special
  Obligation Taxable Revenue Bonds,
  PAMCO Project, 9.20%, 5/15/22 (Cost
  $500,000)....................................       $  500,000   $   546,886
                                                                  ------------

Non-Convertible Corporate Bonds and Notes - 15.9%
Basic Materials - 2.2%
Chemicals - 0.5%
 NL Industries, Inc., 11.75% Sr. Sec.
  Nts., 10/15/03...............................        1,350,000     1,447,875
 Quantum Chemical Corp., 10.375% First
  Mtg. Nts., 6/1/03............................          500,000       568,969
                                                                  ------------
                                                                     2,016,844
                                                                  ------------
Metals - 0.9%
 AK Steel Corp., 10.75% Gtd. Sr. Nts.,
  4/1/04.......................................        1,000,000     1,112,500
 Armco, Inc., 8.50% Sinking Fund Debs.,
  9/1/01.......................................          200,000       194,000
 Horsehead Industries, Inc., 14% Sub.
  Nts., 6/1/99.................................          400,000       418,668
 Kaiser Aluminum & Chemical Corp.,
  12.75% Sr. Sub. Nts., 2/1/03.................        1,000,000     1,102,500
 Wheel-Pittsburgh Corp., 9.375% Sr.
  Nts., 11/15/03...............................          500,000       478,750
                                                                  ------------
                                                                     3,306,418
                                                                  ------------
Paper - 0.8%
 Gaylord Container Corp., 11.50% Sr.
  Nts., 5/15/01................................          500,000       517,500
 Repap Wisconsin, Inc., 9.875% Second
  Priority Sr. Nts., 5/1/06....................        1,000,000       955,000
 Riverwood International Corp., 10.75%
  Sr. Nts., 6/15/00............................        1,000,000     1,068,750
 Stone Consolidated Corp., 10.25% Sr.
  Sec. Nts., 12/15/00..........................          350,000       376,250
                                                                  ------------
                                                                     2,917,500
                                                                  ------------
Consumer Cyclicals - 6.4%
Autos & Housing - 0.6%
 Chrysler Financial Corp., 13.25% Nts.,
  10/15/99.....................................          500,000       619,944
 Penda Corp., 10.75% Sr. Nts., Series B,
  3/1/04.......................................          825,000       693,000
 Saul (B.F.) Real Estate Investment
  Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02.......................................          950,000       973,750
                                                                  ------------
                                                                     2,286,694
                                                                  ------------
Leisure & Entertainment - 0.9%
 Foodmaker, Inc.:
 9.25% Sr. Nts., 3/1/99........................          450,000       433,125
 9.75% Sr. Sub. Nts., 6/1/02...................          350,000       318,500
 Imax Corp., 7% Sr. Nts., 3/1/01/(4)/..........          600,000       591,000
 Pioneer Finance Corp., 13.50% Gtd.
  First Mtg. Bonds, 12/1/98....................       1,000,000        755,000
 Station Casinos, Inc., 9.625% Sr. Sub.
  Nts., 6/1/03.................................       1,000,000        985,000
 Trump Plaza Funding, Inc., 10.875% Gtd. Mtg.
  Nts.,
  06/15/01.....................................         500,000        520,000
                                                                  ------------
                                                                     3,602,625
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                    Principal     Market Value
                                                   Amount /(1)/     (Note 1)
                                                  --------------  ------------
Non-Convertible Corporate Bonds and Notes
 (Continued)
Consumer Cyclicals (Continued)
Media - 4.2%
 Adelphia Communications Corp., 12.50%

  Sr. Nts., 5/15/02............................   $    1,000,000  $    980,000
 American Telecasting, Inc., 0%/14.50%
  Sr. Disc. Nts., 6/15/04/(6)/.................        1,290,948       893,981
 Bell & Howell Holdings Co., 0%/11.50%
  Sr. Disc. Debs., Series B, 3/1/05/(6)/.......        1,000,000       635,000
 Cablevision Industries Corp., 9.25% Sr.
  Debs., Series B, 4/1/08......................          500,000       542,500
 Continental Cablevision, Inc., 9.50% Sr.
  Debs., 8/1/13................................        1,100,000     1,171,500
 Echostar Communications Corp.,
  0%/12.875% Sr. Disc. Nts., 6/1/04/(6)/.......        1,100,000       742,500
 Helicon Group LP/Helicon Capital
  Corp., 9% Sr. Sec. Nts., Series B,
  11/1/03/(2)/.................................        1,000,000       965,000
 International CableTel, Inc., 0%/10.875%
  Sr. Deferred Coupon Nts., 10/15/03/(6)/......          500,000       358,750
 Lamar Advertising Co., 11% Sr. Sec.
  Nts., 5/15/03................................          750,000       780,000
 Outlet Broadcasting, Inc., 10.875% Sr.
  Sub. Nts., 7/15/03...........................        1,000,000     1,115,000
 Panamsat LP/Panamsat Capital Corp.:
 0%/11.375% Sr. Sub. Disc. Nts.,
  8/1/03/(6)/..................................        1,000,000       825,000
 9.75% Sr. Sec. Nts., 8/1/00...................          500,000       531,250
 People's Choice TV Corp., 0%/13.125%
  Sr. Disc. Nts., 6/1/04/(6)/..................          500,000       288,750
 Rogers Cablesystems Ltd., 10% Sr. Sec.
  Second Priority Debs., 12/1/07...............        1,000,000     1,067,500
 SCI Television, Inc., 11% Sr. Nts.,
  Series 1, 6/30/05............................          500,000       527,500
 Sinclair Broadcast Group, Inc., 10% Sr.
  Sub. Nts., 9/30/05...........................          500,000       513,750
 TeleWest PLC, 9.625% Sr. Debs.,
  10/1/06......................................          500,000       510,625
 Time Warner Entertainment LP/Time
 Warner, Inc.:
 10.15% Sr. Nts., 5/1/12.......................          500,000       623,816
 8.375% Sr. Debs., 3/15/23.....................          500,000       543,082
 Time Warner, Inc., 9.125% Debs.,
  1/15/13......................................        1,000,000     1,127,699
 TKR Cable I, Inc., 10.50% Sr. Debs.,
  10/30/07.....................................        1,000,000     1,176,779
 United States Banknote Corp., 11.625%
  Sr. Nts., Series B, 8/1/02...................          380,000       229,900
                                                                  ------------
                                                                    16,149,882
                                                                  ------------
Retail: General - 0.2%
 Synthetic Industries, Inc., 12.75% Sr.
  Sub. Debs., 12/1/02..........................          600,000       591,000
                                                                  ------------
Retail: Specialty - 0.5%
 Cole National Group, Inc., 11.25% Sr.
  Nts., 10/1/01................................        1,000,000     1,007,500
 Finlay Fine Jewelry Corp., 10.625% Sr.
  Nts., 5/1/03.................................          750,000       735,000
                                                                  ------------
                                                                     1,742,500
                                                                  ------------
Consumer Non-Cyclicals - 1.9%
Food - 0.6%
 Di Giorgio Corp., 12% Sr. Nts., 2/15/03.......          250,000       191,250
 Grand Union Co., 12% Sr. Nts., 9/1/04.........        1,103,000       959,610
 Penn Traffic Co., 9.625% Sr. Sub. Nts.,
  4/15/05......................................          500,000       390,000

                                                    Principal     Market Value
                                                   Amount /(1)/     (Note 1)
                                                  --------------  ------------
Non-Convertible Corporate Bonds and Notes
 (Continued)
Consumer Non-Cyclicals (Continued)
Food (Continued)
 Purity Supreme, Inc., 11.75% Sr. Sec.

  Nts., Series B, 8/1/99.......................   $      300,000  $    332,250
 RJR Nabisco, Inc., 8.625% Medium-
  Term Nts., 12/1/02...........................          500,000       519,295
                                                                  ------------
                                                                     2,392,405
                                                                  ------------
Healthcare/Supplies & Services - 0.6%
 AmeriSource Corp., 11.25% Sr. Debs.,
  7/15/05/(3)/.................................          590,129       652,093
 Icon Health & Fitness, Inc., 13% Sr.
  Sub. Nts., 7/15/02/(7)/......................        1,000,000     1,085,000
 Magellan Health Services, Inc., 11.25%
  Sr. Sub. Nts., Series A, 4/15/04.............          500,000       548,750
                                                                  ------------
                                                                     2,285,843
                                                                  ------------
Household Goods - 0.7%
 Coleman Holdings, Inc., Zero Coupon
  Sr. Sec. Disc. Nts., Series B, 11.404%,
  5/27/98/(5)/.................................        1,500,000     1,200,000
 Harman International Industries, Inc.,
  12% Sr. Sub. Nts., 8/1/02....................        1,000,000     1,105,000
 Revlon Worldwide Corp., Zero Coupon
  Sr. Sec. Disc. Nts., 13.169%,
  3/15/98/(5)/.................................          500,000       372,500
                                                                  ------------
                                                                     2,677,500
                                                                  ------------
Energy - 0.4%
Energy Services & Producers - 0.4%
 Coastal Corp., 11.75% Sr. Debs.,
  6/15/06......................................          500,000       531,653
 OPI International, Inc., 12.875% Gtd. Sr.
  Nts., 7/15/02................................        1,000,000     1,137,500
                                                                  ------------
                                                                     1,669,153
                                                                  ------------
Financial - 0.5%
Banks - 0.2%
 First Chicago Corp.:
 11.25% Sub. Nts., 2/20/01.....................          250,000       307,832
 9% Sub. Nts., 6/15/99.........................          250,000       275,295
                                                                  ------------
                                                                       583,127
                                                                  ------------
Diversified Financial - 0.3%
 GPA Delaware, Inc., 8.75% Gtd. Nts.,
  12/15/98.....................................          250,000       235,625
 GPA Holland BV, 9.75% Medium-Term
  Nts., Series B, 6/10/96/(7)/.................        1,000,000     1,000,000
                                                                  ------------
                                                                     1,235,625
                                                                  ------------
Industrial - 1.7%
Industrial Materials - 0.8%
 American Standard, Inc., 10.875% Sr.
  Nts., 5/15/99................................          500,000       546,250
 Owens-Illinois, Inc.:
 10% Sr. Sub. Nts., 8/1/02.....................          500,000       525,625
 11% Sr. Debs., 12/1/03........................          500,000       566,875
 Pacific Lumber Co., 10.50% Sr. Nts.,
  3/1/03.......................................          425,000       403,219
 Triangle Pacific Corp., 10.50% Sr. Nts.,
  8/1/03.......................................          850,000       896,750
                                                                  ------------
                                                                     2,938,719
                                                                  ------------
Industrial Services - 0.3%
 EnviroSource, Inc., 9.75% Sr. Nts.,
  6/15/03......................................        1,250,000     1,112,500
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                    Principal     Market Value
                                                   Amount /(1)/     (Note 1)
                                                  --------------  ------------
Non-Convertible Corporate Bonds and Notes
 (Continued)
Industrial (Continued)
Manufacturing - 0.5%
 Talley Industries, Inc., 0%/12.25% Sr.
  Disc. Debs., 10/15/05/(6)/...................   $    1,250,000  $    931,250
 Terex Corp., 13.75% Sr. Sec. Nts.,
  5/15/02/(7)/.................................        1,000,000       882,500
                                                                  ------------
                                                                     1,813,750
                                                                  ------------
Transportation - 0.1%
 Trans Ocean Container Corp., 12.25%
  Sr. Sub. Nts., 7/1/04........................          500,000       522,500
                                                                  ------------
Technology - 1.9%
Aerospace/Defense - 0.3%
 Unisys Corp., 13.50% Credit Sensitive
  Nts., 7/1/97/(2)/............................        1,250,000     1,193,750
                                                                  ------------
Telecommunications-Technology - 1.6%
 Call-Net Enterprises, Inc., 0%/13.25% Sr.
  Disc. Nts., 12/01/04/(6)/....................          800,000       576,000
 Centennial Cellular Corp., 8.875% Sr.
  Nts., 11/1/01................................          500,000       493,750
 Comcast Cellular Corp., Zero Coupon
  Nts., Series B, 7.825%, 3/5/00/(5)/..........        1,000,000       772,500
 Horizon Cellular Telephone LP/Horizon
  Finance Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 10/1/00/(6)/.....................        1,200,000     1,026,000
 MFS Communications, Inc., 0%/9.375%
  Sr. Disc. Nts., 1/15/04/(6)/.................        1,850,000     1,489,250
 PriCellular Wireless Corp., 0%/14% Sr.
  Sub. Disc. Nts., 11/15/01/(6)/...............        1,000,000       880,000
 USA Mobile Communications, Inc. II,
  9.50% Sr. Nts., 2/1/04.......................        1,000,000       995,000
                                                                  ------------
                                                                     6,232,500
                                                                  ------------
Utilities - 0.8%
Electric Utilities - 0.4%
 First PV Funding Corp., 10.15% Lease
  Obligation Bonds, Series 1986B, 1/15/16......        1,500,000     1,547,055
                                                                  ------------
Gas Utilities - 0.4%
 Beaver Valley II Funding Corp., 9%
  Second Lease Obligation Bonds, 6/1/17........          989,000       846,386
 California Energy Co., 0%/10.25% Sr.
  Disc. Nts., 1/15/04/(6)/.....................          750,000       710,625
                                                                  ------------
                                                                     1,557,011
                                                                  ------------

 Total Non-Convertible Corporate Bonds and Notes
  (Cost $58,825,378)...........................                     60,374,901
                                                                  ------------
Convertible Corporate Bonds and Notes - 0.2%
 MEDIQ, Inc., 7.50% Exchangeable Sub.
  Debs., 7/15/03 (Cost $927,514)...............        1,000,000       793,750
                                                                  ------------
                                                        Shares
                                                      ----------
Common Stocks - 47.1%
Basic Materials - 3.1%
Chemicals - 1.4%
 Air Products & Chemicals, Inc.................            2,000       105,500
 ARCO Chemical Co..............................           17,900       870,387
 Bayer AG, Sponsored ADR.......................           70,000     1,851,143
 Dow Chemical Co. (The)........................            8,500       598,187
 Georgia Gulf Corp.............................           20,400       627,300


                                                                  Market Value
                                                        Shares      (Note 1)
                                                       ---------  -------------
Common Stocks (Continued)
Basic Materials (Continued)
Chemicals (Continued)
 Goldschmidt (T.H.) AG.........................              430  $    151,718
 IMC Global, Inc./(11)/........................           15,200       621,300
 Sybron Chemical Industries, Inc./(8)/.........           48,000       516,000
                                                                  ------------
                                                                     5,341,535
                                                                  ------------

Gold - 0.2%
 Santa Fe Pacific Gold Corp....................           70,000       848,750
                                                                  ------------

Metals - 0.4%
 Brush Wellman, Inc............................           69,300     1,195,425
 Inco Ltd......................................           15,200       505,400
                                                                  ------------
                                                                     1,700,825
                                                                  ------------
Paper - 1.1%
 Aracruz Celulose SA, Sponsored ADR,
  Cl. B........................................          121,000       937,750
 Gaylord Container Corp., Cl. A/(8)/...........            7,180        57,889
 Georgia-Pacific Corp..........................            7,700       528,412
 Louisiana-Pacific Corp./(11)/.................           31,900       773,575
 MacMillan Bloedel Ltd.........................           76,830       950,629
 MacMillan Bloedel Ltd.........................            4,200        50,925
 Stone Container Corp..........................           54,000       776,250
                                                                  ------------
                                                                     4,075,430
                                                                  ------------
Consumer Cyclicals - 8.8%
Autos & Housing - 1.3%
 Chromcraft Revington, Inc./(8)/...............           23,500       625,687
 Eaton Corp....................................           14,000       750,750
 Excel Industries, Inc.........................           52,000       728,000
 Fiat SpA......................................          310,000     1,008,321
 General Motors Corp./(11)/....................           22,500     1,189,687
 Hayes Wheels International, Inc...............           26,000       666,250
 Hi-Lo Automotive, Inc./(8)/...................           21,900       112,237
                                                                  ------------
                                                                     5,080,932
                                                                  ------------
Leisure & Entertainment - 3.0%
 AMR Corp./(8)//(11)/..........................           16,700     1,239,975
 Carnival Corp., Cl. A.........................           34,100       831,187
 Cheesecake Factory (The)/(8)//(11)/...........           30,000       645,000
 Circus Circus Enterprises, Inc./(8)/..........           34,000       947,750
 Cracker Barrel Old Country Store, Inc.........           64,000     1,104,000
 Eastman Kodak Co..............................           18,000     1,206,000
 International Game Technology.................           60,000       652,500
 King World Productions, Inc./(8)/.............           31,000     1,205,125
 Mattel, Inc...................................           31,337       963,613
 Primadonna Resorts, Inc.......................            5,000        73,750
 Shaw Brothers (Hong Kong) Ltd.................          127,000       139,616
 Shimano, Inc..................................           50,000       882,196
 US West Media Group/(8)/......................           33,000       627,000
 Walt Disney Co................................           13,000       767,000
                                                                  ------------
                                                                    11,284,712
                                                                  ------------
Media - 1.7%
 Bowne & Co., Inc..............................           46,000       920,000
 Capital Cities/ABC, Inc.......................           10,000     1,233,750
 Comcast Corp., Cl. A Special..................           75,000     1,364,062
 Dow Jones & Co., Inc..........................           18,500       737,687
 Grupo Televisa SA, Sponsored ADR/(7)/.........           15,500       348,750
 South China Morning Post Holdings
  Ltd..........................................        1,200,000       733,322
 Tele-Communications, Inc. (New), TCI
  Group, Series A/(8)/.........................           34,400       683,700
 Time Warner, Inc..............................           14,600       552,975
                                                                  ------------
                                                                     6,574,246
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                                  Market Value
                                                        Shares      (Note 1)
                                                       ---------  ------------
Common Stocks (Continued)
Consumer Cyclicals (Continued)
Retail: General - 1.3%
 Authentic Fitness Corp........................           59,800   $ 1,240,850
 Cone Mills Corp./(8)/.........................          113,100     1,272,375
 Price/Costco, Inc./(8)/.......................           65,900     1,004,975
 Tuesday Morning Corp./(8)/....................          130,000       715,000
 Wal-Mart Stores, Inc..........................           33,700       754,037
                                                                  ------------
                                                                     4,987,237
                                                                  ------------
Retail: Specialty - 1.5%
 Ann Taylor Stores, Inc./(8)/..................           46,000       471,500
 Best Buy Co., Inc./(8)/.......................           30,200       490,750
 Books-A-Million, Inc..........................           54,000       695,250
 Burlington Coat Factory Warehouse
  Corp.........................................           62,000       635,500
 Castorama Dubois Investissements LP...........            4,131       677,466
 Justin Industries, Inc........................           85,000       935,000
 Toys 'R' Us, Inc./(8)/........................           61,400     1,335,450
 Venture Stores, Inc...........................           98,600       332,775
                                                                  ------------
                                                                     5,573,691
                                                                  ------------
Consumer Non-Cyclicals - 8.9%
Beverages - 0.5%
 Guinness PLC..................................          100,000       735,932
 Whitman Corp..................................           50,400     1,171,800
                                                                  ------------
                                                                     1,907,732
                                                                  ------------
Food - 1.1%
 Chiquita Brands International, Inc............           27,880       383,350
 Grand Union Co./(8)/..........................            6,185        46,387
 Groupe Danone.................................            4,900       809,590
 McCormick & Co., Inc., Non-Vtg................           31,000       747,875
 Nestle SA, Sponsored ADR......................           12,000       665,363
 Sara Lee Corp./(11)/..........................           50,800     1,619,250
                                                                  ------------
                                                                     4,271,815
                                                                  ------------
Healthcare/Drugs - 3.6%
 Abbott Laboratories...........................           18,000       751,500
 Agouron Pharmaceuticals, Inc./(8)/............           20,000       655,000
 American Home Products Corp...................           10,000       970,000
 Astra AB Free, Series A.......................           15,500       619,794
 Bristol-Myers Squibb Co.......................           25,000     2,146,875
 Ciba-Geigy AG.................................            2,700     2,381,695
 COR Therapeutics, Inc./(8)/...................           50,000       418,750
 Foundation Health Corp./(8)/..................           24,000     1,032,000
 Genzyme Corp./(8)//(11)/......................           25,200     1,571,850
 Johnson & Johnson.............................           13,500     1,155,937
 NBTY, Inc./(8)/...............................          217,800     1,034,550
 Smithkline Beecham PLC, ADR Equity
  Units (one ADR represents five equity
  units; each unit consists of one cl. B
  ordinary share and one share of
  cumulative participating preferred
  stock)/(9)/..................................           17,000       943,500
                                                                  ------------
                                                                    13,681,451
                                                                  ------------
Healthcare/Supplies & Services - 2.9%
 Biomet, Inc./(8)/.............................           52,100       931,287
 Community Psychiatric Centers.................           50,000       612,500
 Manor Care, Inc./(11)/........................           33,185     1,161,475
 Medtronic, Inc./(11)/.........................           18,700     1,044,862
 Nellcor Puritan Bennett, Inc./(8)//(11)/......            6,600       382,800
 NovaCare, Inc./(8)/...........................           14,900        76,362
 Pyxis Corp./(8)/..............................           51,900       759,037
 Sofamor Danek Group, Inc./(8)//(11)/..........           45,000     1,276,875


                                                                  Market Value
                                                         Shares     (Note 1)
                                                         -------  -------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services (Continued)

 U.S. Healthcare, Inc./(11)/...................           49,000   $ 2,278,500
 Value Health, Inc./(8)/.......................           36,500     1,003,750
 Wellpoint Health Networks, Inc., Cl.
  A/(8)/.......................................           45,700     1,468,112
                                                                  ------------
                                                                    10,995,560
                                                                  ------------
Household Goods - 0.3%
 Procter & Gamble Co...........................           12,000       996,000
 Scott's Liquid Gold, Inc......................           57,200       164,450
                                                                  ------------
                                                                     1,160,450
                                                                  ------------
Tobacco - 0.5%
 Philip Morris Cos., Inc./(11)/................           20,000     1,810,000
                                                                  ------------

Energy - 2.9%
Energy Services & Producers - 1.0%
 Coflexip SA, Sponsored ADR....................           42,300       798,413
 Kerr-McGee Corp...............................           12,000       762,000
 Landmark Graphics Corp./(8)/..................           53,900     1,253,175
 Western Atlas, Inc./(8)/......................           22,000     1,111,000
                                                                  ------------
                                                                     3,924,588
                                                                  ------------
Oil-Integrated - 1.9%
 Ashland Coal, Inc.............................           19,600       418,950
 Ashland, Inc..................................           25,000       878,125
 Atlantic Richfield Co.........................           11,900     1,317,925
 Louisiana Land & Exploration Co...............           23,100       990,413
 Royal Dutch Petroleum Co......................           10,000     1,411,250
 Saga Petroleum AS, Cl. A......................           12,000       160,498
 Saga Petroleum AS, Cl. B......................           19,000       237,581
 Total SA, Sponsored ADR.......................           22,701       771,834
 Unocal Corp...................................           22,000       640,750
 Yukong Ltd., GDR/(7)//(8)/....................           27,500       268,125
 Yukong Ltd., GDR/(8)/.........................              958         9,131
 Yukong Ltd., GDR/(8)/.........................            2,336        22,265
                                                                  ------------
                                                                     7,126,847
                                                                  ------------
Financial - 5.0%
Banks - 2.1%
 Banco Frances del Rio de la Plata SA..........          115,000     1,017,946
 Chemical Banking Corp.........................           52,700     3,096,125
 Deutsche Bank, Sponsored ADR..................           13,250       629,229
 NationsBank Corp..............................           47,200     3,286,300
                                                                  ------------
                                                                     8,029,600
                                                                  ------------
Diversified Financial - 1.3%
 American Express Co...........................           35,000     1,448,125
 H & R Block, Inc..............................           32,400     1,312,200
 IRSA Inversiones y Representaciones, SA.......          214,506       540,659
 Merrill Lynch & Co., Inc./(11)/...............            9,800       499,800
 Salomon, Inc..................................           18,400       653,200
 Santa Anita Realty Enterprises, Inc.,
  Units (each unit consists of one share of
  Santa Anita Operating Co. and one share of
  Santa Anita Realty Enterprises, Inc., common
  stock)/(9)//(10)/............................           40,000       475,000
                                                                  ------------
                                                                     4,928,984
                                                                  ------------
Insurance - 1.6%
 Aetna Life & Casualty Co./(11)/...............            9,000       623,250
 American International Group, Inc./(11)/......           16,200     1,498,500
 American Re Corp./(11)/.......................           48,000     1,962,000
 Berkley (W.R.) Corp...........................           21,000     1,128,750
 UNUM Corp.....................................           13,600       748,000
                                                                  ------------
                                                                     5,960,500
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                                  Market Value
                                                          Shares    (Note 1)
                                                         -------  ------------

Common Stocks (Continued)
Industrial - 5.1%
Electrical Equipment - 0.5%
 Core Industries, Inc..........................           50,000   $   643,750
 General Electric Co...........................           18,000     1,296,000
                                                                  ------------
                                                                     1,939,750
                                                                  ------------
Industrial Materials - 1.2%
 Corning, Inc..................................           37,200     1,190,400
 Insituform Technologies, Cl. A/(8)/...........           34,500       401,063
 Interpool, Inc................................           37,500       670,313
 Owens-Corning Fiberglass Corp./(8)//(11)/.....           30,000     1,346,250
 U.S. Can Corp./(8)/...........................           65,000       877,500
 Walter Industries, Inc./(8)/..................            2,645        34,716
                                                                  ------------
                                                                     4,520,242
                                                                  ------------
Industrial Services - 0.3%
 Ecolab, Inc...................................           23,400       702,000
 Huarte SA.....................................           50,150       226,534
                                                                  ------------
                                                                       928,534
                                                                  ------------
Manufacturing - 1.9%
 Citic Pacific Ltd.............................          216,000       738,910
 Griffon Corp./(8)/............................           80,000       720,000
 Harnischfeger Industries, Inc./(11)/..........           21,000       698,250
 Hutchison Whampoa Ltd.........................          128,000       779,727
 Jardine Matheson Holdings Ltd.................           50,468       345,706
 Johnstown America Industries, Inc./(8)/.......           20,000       100,000
 Mannesmann AG.................................            3,287     1,048,375
 Pacific Dunlop Ltd............................          400,000       937,273
 Tenneco, Inc..................................           26,000     1,290,250
 Westinghouse Air Brake Co.....................           55,000       584,375
                                                                  ------------
                                                                     7,242,866
                                                                  ------------
Transportation - 1.3%
 Airborne Freight Corp.........................           41,000     1,091,625
 Burlington Northern Santa Fe Corp.............           13,600     1,060,800
 Consolidated Freightways, Inc./(11)/..........           51,800     1,372,700
 Stolt-Nielsen SA..............................           44,100     1,273,388
                                                                  ------------
                                                                     4,798,513
                                                                  ------------
Technology - 11.9%
Aerospace/Defense - 0.3%
 McDonnell Douglas Corp........................            3,600       331,200
 Rockwell International Corp...................           17,900       946,463
                                                                  ------------
                                                                     1,277,663
                                                                  ------------
Computer Hardware - 2.7%
 Amdahl Corp./(8)/.............................           70,000       595,000
 Bay Networks, Inc./(8)//(11)/.................           18,007       740,538
 Cabletron Systems, Inc./(8)//(11)/............           17,000     1,377,000
 EMC Corp./(8)/................................           39,600       608,850
 International Business Machines Corp..........           14,400     1,321,200
 Moore Corp. Ltd...............................           31,600       588,550
 Norand Corp./(8)/.............................           28,400       333,700
 Proxima Corp./(8)/............................           50,000     1,106,250
 Seagate Technology, Inc./(8)//(11)/...........           11,700       555,750
 Storage Technology Corp. (New)/(8)/...........           33,000       787,875
 Sun Microsystems, Inc./(8)//(11)/.............           24,400     1,113,250
 Xerox Corp./(11)/.............................            8,500     1,164,500
                                                                  ------------
                                                                    10,292,463
                                                                  ------------
Computer Software - 3.9%
 BMC Software, Inc./(8)//(11)/.................           13,000       555,750
 Computer Associates International, Inc........           28,650     1,629,469
 Davidson & Associates, Inc....................           32,000       704,000
 Electronic Arts, Inc./(8)//(11)/..............           35,900       937,888
 Informix Corp./(8)//(11)/.....................           32,000       960,000
 Marcam Corp./(8)/.............................           72,000     1,098,000
 Microsoft Corp./(8)//(11)/....................            5,400       473,850
 Nintendo Co. Ltd..............................           32,000     2,435,249


                                                                  Market Value
                                                          Shares    (Note 1)
                                                         -------  ------------

Common Stocks (Continued)
Technology (Continued)
Computer Software (Continued)
 Novell, Inc./(8)/.............................          106,400  $  1,516,200
 PsiNet, Inc./(8)/.............................           23,000       526,125
 Structural Dynamics Research
  Corp./(8)//(11)/.............................           48,000     1,410,000
 Symantec Corp./(8)//(11)/.....................          107,364     2,496,213
                                                                  ------------
                                                                    14,742,744
                                                                  ------------
Electronics - 3.5%
 Advanced Micro Devices, Inc./(11)/............           38,000       627,000
 CAE, Inc......................................          115,433       878,121
 General Motors Corp., Cl. H...................           23,100     1,134,788
 Hewlett-Packard Co./(11)/.....................           15,000     1,256,250
 Integrated Silicon Solution, Inc./(8)/........           30,600       512,072
 Intel Corp./(11)/.............................           55,400     3,143,950
 Kyocera Corp..................................           10,000       743,565
 Philips Electronics NV........................           29,000     1,049,290
 Samsung Electronics, GDS (New)/(7)//(8)/......              442        40,443
 Samsung Electronics, GDR/(7)//(8)/............              128        11,712
 Samsung Electronics, GDS/(7)//(8)/............           34,978     2,037,469
 Samsung Electronics Ltd., Sponsored
  GDR/(7)/.....................................              649        59,384
 Texas Instruments, Inc........................           10,000       517,500
 VLSI Technology, Inc./(8)//(11)/..............           35,600       645,250
 Xilinx, Inc./(11)/............................           18,200       555,100
                                                                  ------------
                                                                    13,211,894
                                                                  ------------
Telecommunications-Technology - 1.5%
 Airtouch Communications, Inc./(8)/............           50,000     1,412,500
 AT&T Corp.....................................            7,200       466,200
 EchoStar Communications Corp., Cl. A..........            6,600       120,038
 ECI Telecommunications Ltd./(11)/.............           51,000     1,163,438
 Kinnevik Investments AB Free, Series B........           24,500       767,103
 MCI Communications Corp./(11)/................           47,000     1,227,875
 Tellabs, Inc..................................           16,000       592,000
                                                                  ------------
                                                                     5,749,154
                                                                  ------------
Utilities - 1.3%
Electric Utilities - 0.4%
 Public Service Enterprise Group, Inc..........           35,000     1,071,875
 Verbund Oest Electriz.........................            9,400       565,665
                                                                  ------------
                                                                     1,637,540
                                                                  ------------
Gas Utilities - 0.3%
 Hong Kong & China Gas.........................          293,760       473,014
 Southwestern Energy Co........................           60,000       765,000
                                                                  ------------
                                                                     1,238,014
                                                                  ------------
Telephone Utilities - 0.6%
 BCE, Inc......................................           33,000     1,138,500
 US West Communications Group..................           28,000     1,001,000
                                                                  ------------
                                                                     2,139,500
                                                                  ------------
 Total Common Stocks
  (Cost $142,464,823)..........................                    178,983,762
                                                                  ------------

Preferred Stocks - 1.2%
 Alumax, Inc., $4.00 Cv., Series A.............            8,000     1,032,000
 Cyprus Amax Minerals Co., $4.00 Cv.,
  Series A.....................................           24,000     1,422,000
 Delta Air Lines, Inc., $3.50 Cv.
  Depositary Shares, Series C..................           13,200       783,750
 K-III Communications Corp., Sr.
  Exchangeable, Series A.......................           20,000       545,000
 Pantry Pride, Inc., $14.875
 Exchangeable, Series B........................            8,000       828,000
                                                                  ------------
 Total Preferred Stocks
  (Cost $4,053,627)............................                      4,610,750
                                                                  ------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                                  Market Value
                                                           Units    (Note 1)
                                                           -----  ------------
Rights, Warrants and Certificates - 0.0%
 American Telecasting, Inc. Wts., Exp.
  6/99........................................             6,000   $    36,000
 Gaylord Container Corp. Wts., Exp.
  7/96........................................             9,232        69,240
 Icon Health & Fitness, Inc. Wts., Exp.
  11/99/(7)/..................................             1,000        25,000
People's Choice TV Corp. Wts., Exp.
  6/00........................................               500         5,000
Terex Corp. Rts., Exp. 5/02/(7)/..............             4,000         8,000
                                                                  ------------
Total Rights, Warrants and Certificates
(Cost $20,771)................................                         143,240
                                                                  ------------
                                                     Principal     Market Value
                                                    Amount /(1)/     (Note 1)
                                                   --------------  ------------
Repurchase Agreement - 13.7%
 Repurchase agreement with First Chicago
  Capital Markets,  5.90%, dated 12/29/95, to
  be repurchased at $52,234,220 on 1/2/96,
  collateralized by U.S. Treasury Nts.,
  5.125%-8.75%,  12/31/96-11/5/04, with a
  value of $28,334,538, U.S. Treasury Bonds,
  6.25%-11.25%, 8/15/03-8/15/23, with a value
  of  $17,171,411, and U.S. Treasury Bills
  maturing 11/14/96, with a value of
  $7,786,989 (Cost $52,200,000)...............     $52,200,000     $ 52,200,000
                                                                   ------------
 Total Investments, at Value
  (Cost $336,724,928).........................            99.4%     378,826,790
                                                         ------    ------------
 Other Assets Net of Liabilities..............             0.6        2,436,374
                                                         ------    ------------
 Net Assets                                              100.0%    $381,263,164
                                                         ======    ============

/(1)/ Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
            AUD - Australian Dollar           ITL - Italian Lira
            CAD - Canadian Dollar             MXP - Mexican Peso
            DKK - Danish Krone                PLZ - Polish Zloty
            GBP - British Pound Sterling      ZAR - Zaire Makuta
/(2)/  Represents the current interest rate for a variable rate security.
/(3)/  Interest or dividend is paid in kind.
/(4)/ Represents the current interest rate for an increasing rate security. /(5)/ For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
/(6)/ Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
/(7)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,766,383 or 1.51% of the Fund's net assets, at December 31, 1995.


/(8)/  Non-income producing security.
/(9)/ Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
/(10)/ Identifies issues considered to be illiquid - See Note 7 of Notes to
       Financial Statements.
/(11)/ A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                         Shares
                                         Subject      Expiration       Exercise      Premium       Market Value
                                         to Call      Date             Price         Received        (Note 4)
---------------------------------------------------------------------------------------------------------------
AMR Corp...............................   2,800          1/96          $ 80.00       $ 13,300      $   1,225
Advanced Micro Devices, Inc............   6,400          1/96            45.00         13,408            400
Aetna Life & Casualty Co...............   4,400          4/96            75.00         11,143          5,500
American International Group, Inc......   2,400          2/96            80.00         18,527         46,350
American Re Corp.......................   9,600          7/96            45.00         17,711         16,800
BMC Software, Inc......................  13,000          2/96            50.00         45,108         17,875
Bay Networks, Inc......................   6,000          6/96            50.00         41,069         28,500
Cabletron Systems, Inc.................   3,000          1/96            60.00         13,035         61,500
Cheesecake Factory (The)...............  13,000          1/96            35.00         18,297          2,438
Consolidated Freightways, Inc..........  12,200          6/96            30.00         21,813         33,550
ECI Telecommunications Ltd.............  10,200          2/96            22.50         21,368         22,950
Electronic Arts, Inc...................  10,800          3/96            35.00         79,326          8,100
General Motors Corp....................   4,400          6/96            55.00         11,418         11,550
Genzyme Corp...........................   3,700          1/96            65.00         19,313          6,013
Harnischfeger Industries, Inc..........   5,200          2/96            40.00          7,451            975
Harnischfeger Industries, Inc..........   5,200          5/96            35.00         10,894          8,775
Hewlett-Packard Co.....................   3,000          5/96           105.00         18,659          6,375
IMC Global, Inc........................   7,600          1/96            32.50          8,057         62,700
IMC Global, Inc........................   7,600          4/96            37.50         16,510         38,000
Informix Corp..........................   4,000          2/96            35.00         14,880          4,000
Informix Corp..........................   4,000          2/96            40.00          9,130          1,750


Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                         Shares
                                         Subject      Expiration       Exercise      Premium       Market Value
                                         to Call        Date             Price       Received        (Note 4)
---------------------------------------------------------------------------------------------------------------
Informix Corp..........................   8,000          2/96            27.50         25,379        34,000
Informix Corp..........................   3,000          5/96            35.00          6,660         9,000
Intel Corp.............................  11,000          4/96            75.00         18,919         8,938
Louisiana-Pacific Corp.................   8,000          2/96            25.00         19,259         9,500
Louisiana-Pacific Corp.................   8,000          2/96            30.00          5,840         3,500
MCI Communications Corp................  10,000          4/96            30.00         12,200         5,000
Manor Care, Inc........................   8,200          1/96            35.00          9,061         7,688
Medtronic, Inc.........................   5,000          2/96            60.00         19,849         4,375
Medtronic, Inc.........................   4,000          5/96            65.00         10,528         6,500
Merrill Lynch & Co., Inc...............   5,500          1/96            55.00         20,459         2,063
Microsoft Corp.........................   1,800          1/96           105.00         17,945           113
Microsoft Corp.........................   1,800          1/96           115.00          9,396           113
Nellcor Puritan Bennett, Inc...........   6,600          4/96            60.00         13,002        22,275
Owens-Corning Fiberglass Corp..........   6,000          3/96            45.00         10,320        13,875
Philip Morris Cos., Inc................   4,000          3/96            95.00         10,130         8,000
Sara Lee Corp..........................  10,000          7/96            35.00         13,449         8,750
Seagate Technology, Inc................   6,000          6/96            55.00         33,569        20,250
Sofamor Danek Group, Inc...............  18,000          6/96            30.00         53,458        67,500
Structural Dynamics Research Corp......   2,400          2/96            25.00          7,128        10,800
Structural Dynamics Research Corp......   7,200          5/96            30.00         15,083        24,300
Sun Microsystems, Inc..................   7,600          1/96            25.00         19,140       162,450
Sun Microsystems, Inc..................   6,000          4/96            35.00         18,659        78,000
Sun Microsystems, Inc..................   7,000          7/96            47.50         56,331        61,250
Symantec Corp..........................  10,200          1/96            30.00         30,293           638
Symantec Corp..........................  10,200          1/96            35.00         18,818         1,913
U.S. Healthcare, Inc...................   9,800          4/96            47.50         31,555        28,175
VLSI Technology, Inc...................   6,400          4/96            25.00         15,807         7,600
VLSI Technology, Inc...................  21,600          4/96            40.00         99,249         4,050
Xilinx, Inc............................   3,400          6/96            35.00         19,872        15,725
Xilinx, Inc............................   3,400          6/96            30.00         14,348        22,525
Xerox Corp.............................   1,700          7/96           150.00         13,972         9,133
                                                                                   ----------   -----------

                                                                                   $1,100,095    $1,043,325
                                                                                   ==========    ==========

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                           Market Value
                                                Shares       (Note 1)
                                             ------------  ------------
COMMON STOCKS -- 95.7%
BASIC MATERIALS -- 1.4%
Chemicals -- 0.4%
 Minerals Technologies, Inc..................      40,000  $ 1,460,000
                                                           -----------
Gold -- 0.4%
 Newmont Mining Corp.........................      33,000    1,493,250
                                                           -----------
Metals -- 0.3%
 Freeport-McMoRan Copper & Gold,
 Inc., Cl. B.................................      37,000    1,040,625
                                                           -----------
Paper -- 0.3%
 Aracruz Celulose SA, Sponsored ADR,
 Cl. B.......................................     125,000      968,750
                                                           -----------
CONSUMER CYCLICALS -- 8.7%
AUTOS & HOUSING -- 2.7%
 Ciadea SA...................................     199,998    1,040,195
 General Motors Corp.........................      19,000    1,004,625
 Mahindra & Mahindra Ltd., GDR/(1)//(2)/.....     200,000    1,183,020
 Mitsubishi Motors Corp......................     400,000    3,261,217
 Volkswagen AG...............................      10,000    3,360,635
                                                           -----------
                                                             9,849,692
                                                           -----------
Leisure & Entertainment -- 0.6%
 Filmes Lusomundo SA.........................     205,200    2,197,808
Media -- 1.4%
 Grupo Televisa SA, Sponsored ADR/(2)/.......      10,900      245,250
 News Corp. Ltd., ADR........................     150,000    3,206,250
 United International Holdings, Inc., Cl.
  A/(1)/.....................................      97,000    1,430,750
                                                           -----------
                                                             4,882,250
                                                           -----------
Retail: General -- 1.7%
 Ito-Yokado Co., Ltd.........................      55,000    3,391,123
 Wal-Mart Stores, Inc........................     120,000    2,685,000
                                                           -----------
                                                             6,076,123
                                                           -----------
Retail: Specialty -- 2.3%
 FamilyMart Co...............................      45,000    2,032,929
 Giordano International Ltd..................   1,700,000    1,451,125
 Jurong Shipyard Ltd.........................     140,000    1,078,852
 Jusco Co....................................      85,000    2,216,639
 Moebel Walther AG, Preference...............       7,312      240,110
 Prodega AG..................................         960    1,209,750
                                                           -----------
                                                             8,229,405
                                                           -----------
CONSUMER NON-CYCLICALS -- 20.9%
Beverages -- 2.7%
 Allied Domecq PLC...........................     274,400    2,236,675
 Cadbury Schweppes PLC.......................     400,000    3,300,827
 Hellenic Bottling Co., SA...................      28,300      927,095
 LVMH Moet Hennessy Louis Vuitton............      15,000    3,128,593
                                                           -----------
                                                             9,593,190
                                                           -----------
Food -- 3.7%
 Groupe Danone...............................      20,000    3,304,449
 Molinos Rio de la Plata SA, Cl. B...........     301,343    2,471,490
 Nestle SA...................................       4,000    4,435,750
 PT Indofood Sukses Makmur/(1)/..............     417,750    2,009,795
 Universal Robina Corp.......................   2,500,000    1,239,079
                                                           -----------
                                                            13,460,563
                                                           -----------
Healthcare/Drugs -- 9.0%
 Amgen, Inc..................................      40,000    2,375,000
 Astra AB Free, Series A.....................     100,000    3,998,669
 Ciba-Geigy AG...............................      10,000    8,821,093
 Genzyme Corp./(1)/..........................      60,000    3,742,500
 Johnson & Johnson...........................      11,500      984,687



                                                           Market Value
                                                Shares       (Note 1)
                                             ------------  ------------
COMMON STOCKS (Continued)
CONSUMER NON-CYCLICALS (Continued)
Healthcare/Drugs (Continued)
 Pharmavit GDS/(5)/..........................     114,000   $1,368,000
 Plant Genetics Systems/(1)//(3)/............      89,104    1,061,140
 Sankyo Co. Ltd..............................     140,000    3,148,761
 Sanofi SA...................................      77,998    5,006,479
 Taisho Pharmaceutical Co....................     100,000    1,977,670
                                                           -----------
                                                            32,483,999
                                                           -----------
Healthcare/Supplies & Services -- 3.6%
 Olympus Optical Co., Ltd....................     200,000    1,938,892
 Pharmacia & Upjohn, Inc./(1)/...............      25,500      988,125
 Rhoen Klinikum AG, Non-vtg.
  Preference.................................       7,920      691,690
 Stryker Corp................................      19,000      997,500
 U.S. Healthcare, Inc........................      60,000    2,790,000
 United Healthcare Corp......................      65,000    4,257,500
 United States Surgical Corp.................      60,000    1,282,500
                                                           -----------
                                                            12,946,207
                                                           -----------
Household Goods -- 0.9%
 Kao Corp....................................     250,000    3,102,228
                                                           -----------
Tobacco -- 1.0%
 B.A.T. Industries PLC.......................     400,000    3,524,401
                                                           -----------
ENERGY -- 3.3%
Energy Services & Producers -- 3.0%
 Baker Hughes, Inc...........................      80,000    1,950,000
 Coflexip SA, Sponsored ADR..................     105,000    1,981,875
 Compagnie Generale de Geophysique
  SA/(1)/....................................      24,060      792,098
 Global Marine, Inc./(1)/....................     117,500    1,028,125
 Transocean AS/(1)/..........................     292,360    5,067,135
                                                           -----------
                                                            10,819,233
                                                           -----------
Oil-Integrated -- 0.3%
 Unocal Corp.................................      34,000      990,250
                                                           -----------
FINANCIAL -- 17.4%
Banks -- 4.9%
 Banco Bradesco SA, Preference............... 150,000,000    1,311,839
 Banco de Galicia Y Buenos Aires, ADR........      71,000    1,464,375
 Banco Frances del Rio de la Plata SA,
  ADR........................................      55,000    1,478,125
 Banco Wiese, Sponsored ADR..................          60          375
 Chase Manhattan Corp........................      50,000    3,031,250
 Citicorp....................................      45,000    3,026,250
 HSBC Holdings PLC...........................     126,101    1,908,166
 Northern Trust Corp.........................      18,700    1,047,200
 Skandinaviska Enskilda Banken Group.........     250,000    2,074,781
 Turkiye Garanti Bankasi AS (New)/(2)/.......     288,000    2,411,885
                                                           -----------
                                                            17,754,246
                                                           -----------
Diversified Financial -- 5.1%
 ABN Amro Holding NV.........................      70,000    3,192,162
 American Express Co.........................      24,500    1,013,687
 First NIS Regional Fund/(2)//(4)/...........     180,000    1,080,000
 Internationale Nederlanden Groep NV.........      35,000    2,340,627
 IRSA Inversiones y Representaciones,
  SA.........................................   1,028,807    2,593,094
 MBNA Corp...................................      50,000    1,843,750
 Nomura Securities Co. Ltd...................     300,000    6,543,762
                                                           -----------
                                                            18,607,082
                                                           -----------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995

                                                           Market Value
                                                Shares       (Note 1)
                                             ------------  ------------
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Insurance -- 7.4%
 American International Group, Inc...........      35,000   $3,237,500
 Mapfre Vida Seguros.........................      25,000    1,483,727
 Marschollek, Lautenschlaeger und
  Partner AG.................................       5,587    3,864,472
 National Mutual Asia Ltd....................   2,634,000    2,384,656
 Reinsurance Australia Corp. Ltd.............   4,500,200    9,975,702
 Skandia Forsakrings AB......................     100,000    2,708,532
 Swiss Reinsurance...........................       2,500    2,915,741
                                                           -----------
                                                            26,570,330
                                                           -----------
INDUSTRIAL -- 17.8%
Electrical Equipment -- 2.9%
 Murata Mfg. Co. Ltd.........................     140,000    5,157,454
 Ushio, Inc..................................     100,000    1,192,419
 Yokogawa Electric Corp......................     425,000    4,021,263
                                                           -----------
                                                            10,371,136
                                                           -----------
Industrial Services -- 6.5%
 BIS SA/(1)/.................................      81,025    6,014,276
 IHC Caland NV...............................      80,000    2,694,965
 JGC Corp....................................     300,000    3,170,089
 Plettac AG..................................      10,000    2,480,303
 VBH-Vereinigter Baubeschlag Handel
  AG.........................................      24,700    6,902,927
 WMX Technologies, Inc.......................      80,000    2,390,000
                                                           -----------
                                                            23,652,560
                                                           -----------
Manufacturing -- 7.5%
 Bobst Bearers AG............................       2,000    3,128,664
 Gildemeister AG/(1)/........................      13,862    1,259,057
 Measurex Corp...............................      63,800    1,802,350
 Mitsubishi Heavy Industries Ltd.............     250,000    1,994,635
 Mori Seiki Co. Ltd..........................     160,000    3,614,095
 Powerscreen International PLC...............   1,330,100    8,002,313
 Traub AG/(1)/...............................      33,750    3,065,444
 Valmet Corp., Cl. A.........................     170,000    4,267,612
                                                           -----------
                                                            27,134,170
                                                           -----------
Transportation -- 0.9%
 Brambles Industries Ltd.....................     180,000    2,008,441
 Lisnave-Estaleiros Navais de Lisbona
  SA/(1)/....................................     450,950    1,267,856
                                                           -----------
                                                             3,276,297
                                                           -----------
TECHNOLOGY -- 20.3%
Computer Hardware -- 4.4%
 Cabletron Systems, Inc/(1)/.................      45,000    3,645,000
 Digital Equipment Corp/(1)/.................      60,000    3,847,500
 International Business Machines Corp........      35,000    3,211,250
 Olivetti & C. SpA/(1)/......................   5,000,000    4,012,231
 QUALCOMM, Inc/(1)/..........................      25,000    1,075,000
                                                           -----------
                                                            15,790,981
                                                           -----------
Computer Software -- 5.5%
 Baan Co. NV/(1)/............................      30,000    1,357,500
 CSK Corp....................................      50,000    1,565,656
 First Data Corp.............................      87,118    5,826,016
 Ines Corp/(1)/..............................      60,000    1,099,352
 Nintendo Co. Ltd............................     110,000    8,371,167
 Novell, Inc/(1)/............................     119,800    1,707,150
                                                           -----------
                                                            19,926,841
                                                           -----------



                                                           Market Value
                                                Shares       (Note 1)
                                             ------------  ------------
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Electronics -- 6.5%
 General Motors Corp., Cl. H.................      40,000  $ 1,965,000
 Intel Corp..................................      20,000    1,135,000
 Keyence Corp................................      25,000    2,884,102
 Matsushita Electric Industrial Co.
  Ltd/(1)/...................................     180,000    2,931,605
 National Semiconductor Corp/(1)/............     150,000    3,337,500
 Philips Electronics NV......................     100,000    3,618,241
 Rohm Co.....................................      45,000    2,543,342
 SGS-Thomson Microelectronics NV/(1)/........     129,400    5,208,350
                                                           -----------
                                                            23,623,140
                                                           -----------
Telecommunications-Technology -- 3.9%
 Airtouch Communications, Inc/(1)/...........      70,000    1,977,500
 Hong Kong Telecommunications Ltd............   1,176,400    2,099,645
 Korea Mobile Telecommunications Corp........       3,000    3,380,740
 Millicom International Cellular SA/(1)/.....     121,678    3,711,179
 Millicom, Inc/(1)/..........................      25,000            -
 Petersburg Long Distance, Inc/(1)/..........     187,000      888,250
 Technology Resources Industries
  Berhad/(1)/................................     650,000    1,920,121
                                                           -----------
                                                            13,977,435
                                                           -----------
UTILITIES -- 5.9%
Electric Utilities -- 0.5%
 Korea Electric Power Co.....................      50,000    1,985,240
                                                           -----------
Gas Utilities -- 1.3%
 Hong Kong & China Gas.......................   2,000,000    3,220,410
 Transportadora de Gas del Sur SA............      99,300    1,278,488
                                                           -----------
                                                             4,498,898
                                                           -----------
Telephone Utilities -- 4.1%
 Compania de Telefonos de Chile SA...........      27,500    2,279,063
 Tele Danmark AS, B Shares...................      30,000    1,640,261
 Telecom Italia Mobile SpA/(1)/..............     669,600    1,179,736
 Telecom Italia SpA..........................   1,446,000    2,251,401
 Telecomunicacoes Brasileiras SA,
  Preference.................................   5,800,000      279,283
 Telefonica del Peru SA, Cl. B...............   3,400,031    7,291,810
                                                           -----------
                                                            14,921,554
                                                           -----------

 Total Common Stocks (Cost
 $321,681,583)...............................              345,207,884
                                                           -----------
                                                 UNITS
                                                 -----
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
 American Satellite Network, Inc. Wts.,
  Exp. 6/99..................................       6,250            -
 Banco Bradesco SA Rts., Exp. 1/96...........   3,507,301            -
 Plant Genetics, Inc. Wts., Exp.
 12/99/(3)/..................................      60,000      119,402
                                                           -----------
 Total Rights, Warrants and
 Certificates (Cost $0)......................                  119,402
                                                           -----------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995

                                                     Principal    Market Value
                                                     Amount (1)     (Note 1)
                                                     ----------   ------------
REPURCHASE AGREEMENT - 4.8%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $17,311,341 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $9,390,565, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $5,690,908, and U.S. Treasury Bills
  maturing 11/14/96, with a value of
  $2,580,745 (Cost $17,300,000)..............       $17,300,000   $ 17,300,000
                                                                  ------------

TOTAL INVESTMENTS, AT VALUE (COST
$338,981,583)................................             100.5%   362,627,286
                                                         ------   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS........              (0.5)    (1,648,453)
                                                         ------   ------------
NET ASSETS...................................             100.0%  $360,978,833
                                                         ======   ============

/(1)/   Non-income producing security.
/(2)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,920,155 or 1.36% of the Fund's net assets, at December 31, 1995.
/(3)/ Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
/(4)/ First NIS Regional Fund, a closed end fund listed on the Luxembourg Stock Exchange, is offered in installments. The Fund has entered the first and second installments (70% of the total commitment). The third installment is provisional and may be postponed indefinitely at the discretion of the Board of NIS Fund.
/(5)/ Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1995. The aggregate fair value of all securities of affiliated companies as of December 31, 1995 amounted to $1,368,000. Transactions during the period in which the issuer was an affiliate are as follows:



                                        Balance
                                  December 31, 1994         Gross Additions        Gross Reductions
                                  -----------------         ---------------        ----------------
                                 Shares         Cost       Shares        Cost      Shares      Cost
---------------------------------------------------------------------------------------------------------
Forsheda Group AB,
Series B....................     100,000    $1,200,236           -     $      -    100,000  $1,200,230
Pharmavit GDS...............     100,000     1,300,000      24,000      216,000     10,000     115,000
                                            ----------                 --------             ----------
                                             $2,500,236                $216,000             $1,315,230
                                             ==========                ========             ==========

                                          Balance
                                    December 31, 1995
                                    -----------------    Dividend
                                     Shares      Cost     Income
------------------------------------------------------------------
Forsheda Group AB,
Series B....................           --   $        --   $46,900
Pharmavit GDS...............      114,000     1,401,000    15,263
                                             ----------  --------
                                             $1,401,000  $ 62,163
                                             ==========  ========

                 See accopanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                             Principal     Market Value
                                             Amount/(1)/      (Note 1)
                                             ----------    ------------
CERTIFICATES OF DEPOSIT  -- 3.8%
 Canadian Imperial Bank CD, Zero
  Coupon, 28.674%, 2/8/96/(2)//(3)/ HUF... $ 33,025,000      $  235,034
 Citibank CD:
 13%, 5/6/96/(2)/ CLP.....................   74,934,666         184,279
 27.40%, 3/22/96/(2)/) HUF................   34,877,500         255,278
 CS First Boston, Inc. CD, 15.75%,
  6/11/96/(2)//(4)/ IDR...................  667,200,000         291,809
 Indonesia (Republic of) Bank Negara
  CD, Zero Coupon, 15.914%,
  6/17/96/(2)//(3)/ IDR...................  500,000,000         201,253
 Krungthai Thanakit CD, Zero Coupon:
 11.533%, 2/29/96/(2)//(3)/ THB...........    6,500,000         251,931
 11.668%, 2/29/96/(2)//(3)/ THB...........    3,500,000         135,655
 11.292%, 3/13/96(2)(3) THB...............   19,000,000         736,565
                                                             ----------
 Total Certificates of Deposit
  (Cost $2,323,164)                                           2,291,804
                                                             ----------
MORTGAGE-BACKED OBLIGATIONS -- 5.8%
GOVERNMENT AGENCY -- 3.9%
FHLMC/FNMA/Sponsored -- 2.6%
 Federal Home Loan Mortgage Corp.,
  Series 176, Cl. F, 8.95%, 3/15/20.......       40,342          40,720
 Federal National Mortgage Assn.:
 7.50%, 8/1/25............................    1,175,762       1,204,780
 Collateralized Mtg. Obligations, Series
  1992-103, Cl. JB, 10.50%, 11/25/20......      130,000         154,821
 Series 1994-83, Cl. Z, 7.50%, 6/25/24....      178,988         175,296
                                                             ----------
                                                              1,575,617
                                                             ----------
GNMA/Guaranteed -- 1.3%
 Government National Mortgage Assn.,
  6%, 11/20/25............................      747,956         755,436
                                                             ----------
PRIVATE -- 1.9%
Commercial -- 1.5%
 FDIC Trust, Gtd. Real Estate Mtg.
  Investment Conduit Pass-Through
  Certificates, Series 1994-C1, Cl. 2-G,
  8.70%, 9/25/25/(4)/.....................      153,594         160,170
 Merrill Lynch Mortgage Investors, Inc.,
  Mtg. Pass-Through Certificates, Series
  1995-C2, Cl. D, 8.06%, 6/15/21/(5)/.....      496,835         509,644
 Resolution Trust Corp., Commercial Mtg.
 Pass-Through Certificates:
 Series 1991-M6, Cl. B4, 7.477%,
  6/25/21/(5)/............................       37,880          37,869
 Series 1992-CHF, Cl. D, 8.25%,
  12/25/20................................      126,259         130,383
 Series 1993-C1, Cl. D, 9.45%, 5/25/24....       91,000          96,773
                                                             ----------
                                                                934,839
                                                             ----------
MULTI-FAMILY -- 0.4%
 Resolution Trust Corp., Commercial
  Mtg. Pass-Through Certificates, Series
  1994-C2, Cl. E, 8%, 4/25/25.............      236,608         223,299

 Total Mortgage-Backed Obligations
  (Cost $3,324,532).......................                    3,489,191

U.S. GOVERNMENT OBLIGATIONS -- 29.0%
TREASURY -- 29.0%
 U.S. Treasury Bonds:
 11.625%, 11/15/02........................    4,300,000       5,799,625
 13.125%, 5/15/01.........................    2,800,000       3,796,623
 6.875%, 8/15/25..........................    1,200,000       1,354,124
 8.125%, 8/15/19..........................      163,000         205,024



                                             Principal     Market Value
                                             Amount/(1)/      (Note 1)
                                             ----------    ------------
U.S. GOVERNMENT OBLIGATIONS (Continued)
TREASURY (Continued)
 U.S. Treasury Nts.:
 8.75%, 8/15/00...........................  $ 2,125,000     $ 2,415,194
 9.25%, 1/15/96...........................    3,500,000       3,509,842
 9.375%, 4/15/96..........................      318,000         321,875
                                                            -----------
 Total U.S. Government Obligations
  (Cost $16,639,999)......................                   17,402,307
                                                            -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 30.1%
Argentina -- 0.5%
 Argentina (Republic of):
 Medium-Term Nts., 8%, 8/9/97 NLG.........      400,000         247,662
 Bonds, Bonos del Tesoro, Series II,
  5.898%, 9/1/97/(5)/.....................       30,000          28,984
                                                            -----------
                                                                276,646
                                                            -----------
Australia -- 2.3%
 New South Wales Treasury Corp. Gtd.
  Exch. Bonds, 12%, 12/1/01 AUD...........      140,000         123,469
 Queensland Treasury Corp. Gtd. Nts.,
  8%, 8/14/01 AUD.........................    1,068,000         795,672
 Treasury Corp. of Victoria Gtd. Bonds,
  10.25%, 11/15/06 AUD....................       90,000          75,095
 Western Australia Treasury Corp. Gtd.
  Bonds, 10%, 7/15/05 AUD.................      450,000         368,968
                                                            -----------
                                                              1,363,204
                                                            -----------
Brazil -- 1.4%
 Brazil (Federal Republic of):
 Eligible Interest Bonds, 6.812%,
  4/15/06/(5)/............................      500,000         343,750
 Interest Due and Unpaid Bonds,
  6.688%, 1/1/01/(5)/.....................      522,500         450,003
 Petroquimica do Nordeste Sr. Unsec.
  Unsub. Nts., 9.50%, 10/19/01............       50,000          46,437
                                                            -----------
                                                                840,190
                                                            -----------
Bulgaria -- 0.8%
 Bulgaria (Republic of) Interest Arrears
  Bonds, 6.75%, 7/28/11/(5)//(6)/.........    1,000,000         463,750
                                                            -----------
Canada -- 3.2%
 Canada (Government of) Bonds:
 10.25%, 12/1/98 CAD......................      320,000         260,206
 10.25%, 3/1/96 CAD.......................      180,000         133,274
 9%, 12/1/04 CAD..........................      460,000         380,792
 Series A33, 11.50%, 9/1/00 CAD...........    1,170,000       1,027,961
 9.75%, 10/1/97 CAD.......................      180,000         140,585
                                                            -----------
                                                              1,942,818
                                                            -----------
Colombia -- 0.4%
 Colombia (Republic of) 1989-1990
  Integrated Loan Facility Bonds, 6.875%,
  7/1/01/(5)//(7)/........................      257,160         239,159
                                                            -----------
Costa Rica -- 0.5%
 Central Bank of Costa Rica Principal
  Bonds, Series A, 6.25%, 5/21/10.........      500,000         310,000
                                                            -----------
Denmark -- 2.0%
 Denmark (Kingdom of) Bonds:
 7%, 11/10/24 DKK.........................    1,600,000         257,534
 8%, 3/15/06 DKK..........................    1,000,000         190,281
 8%, 5/15/03 DKK..........................    4,000,000         767,332
                                                            -----------
                                                              1,215,147
                                                            -----------

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                             Principal     Market Value
                                             Amount (1)       (Note 1)
                                             ----------    ------------
FOREIGN GOVERNMENT OBLIGATIONS (Continued)
Ecuador - 0.7%
 Ecuador (Republic of) Disc. Bonds,
  6.812%, 2/28/25/(5)/...................  $    800,000    $    407,000
                                                           ------------
France  - 0.2%
 France (Government of) Obligation
 Assimilable du Tresor Debs.:
 8.50%, 10/25/08 FRF.....................       200,000          46,782
 8.50%, 4/25/03 FRF......................       200,000          45,722
                                                           ------------
                                                                 92,504
                                                           ------------
Germany  - 1.2%
 Germany (Republic of) Bonds:
 7.75%, 10/1/04 DEM......................       480,000         368,465
 Series 86, 6%, 6/20/16 DEM..............       100,000          64,327
 Series 94, 7.50%. 11/11/04 DEM..........       400,000         307,809
                                                           ------------
                                                                740,601
                                                           ------------
Great Britain  - 1.5%
 United Kingdom:
 Treasury Nts., 9.50%, 4/18/05 GBP.......        70,000         123,286
 GILT, 10%, 9/8/03 GBP...................       425,000         765,432
                                                           ------------
                                                                888,718
                                                           ------------
Italy  - 2.7%
 Italy (Republic of) Treasury Bonds,
 Buoni del Tesoro Poliennali:
 10.50%, 7/15/00 ITL.....................   315,000,000         200,151
 11.50%, 3/1/03 ITL......................   965,000,000         634,757
 10.50%, 7/15/98 ITL..................... 1,260,000,000         800,129
                                                           ------------
                                                              1,635,037
                                                           ------------
Jamaica  - 0.1%
 Jamaica (Government of) 1990
  Refinancing Agreement Nts., Tranche A,
  6.75%, 10/16/00/(5)(7)/................        87,500          78,750
                                                           ------------
Jordan  - 0.9%
 Hashemite Kingdom of Jordan:
 Disc. Bonds, 6.437%, 12/23/23/(5)/......       500,000         310,000
 Par Bonds, 4%, 12/23/23/(8)/............       500,000         241,875
                                                           ------------
                                                                551,875
                                                           ------------
Mexico  - 1.6%
 Banco Nacional de Comercio Exterior SNC:
 International Finance BV Gtd. Bonds,
  10.875%, 6/23/97/(4)(5)/...............       250,000         254,687
 Zero Coupon, 10.58%, 6/5/96/(3)(4)/.....       200,000         190,700
 United Mexican States:
 Banco Nacional de Comercio Exterior
  SNC International Finance BV Gtd.
  MatadorBonds, 7.50%, 7/1/00............       235,000         202,100
 Combined Facility 3, Loan Participation
  Agreement, Tranche A, 6.50%,
  9/20/97/(5)(7)/........................       123,840          93,809
 Petroleos Mexicanos Gtd. Medium-Term
  Nts., 7.60%, 6/15/00...................       100,000          89,750
 Petroleos Mexicanos Gtd. Unsec. Unsub.
  Nts., 7.875%, 3/2/99 CAD...............       200,000         138,213
                                                           ------------
                                                                969,259
                                                           ------------
Morocco  - 1.3%
 Morocco (Kingdom of) Loan Participation
 Agreement:
 Tranche A, 6.594%, 1/1/09/(5)/..........     1,100,000         732,875
 Tranche B, 6.521%, 1/1/04/(5)/..........        50,000          37,625
                                                           ------------
                                                                770,500
                                                           ------------


                                             Principal     Market Value
                                             Amount (1)      (Note 1)
                                             ----------    ------------
FOREIGN GOVERNMENT OBLIGATIONS (Continued)
New Zealand  - 1.9%
 New Zealand (Republic of) Bonds:
 10%, 3/15/02 NZD........................  $  1,385,000    $  1,024,323
 10%, 7/15/97 NZD........................       155,000         104,140
                                                           ------------
                                                              1,128,463
                                                           ------------
Norway  - 0.7%
 Norwegian Government Bonds:
 5.75%, 11/30/04 NOK.....................     1,160,000         175,473
 9.50%, 10/31/02 NOK.....................     1,435,000         268,859
                                                           ------------
                                                                444,332
                                                           ------------
Panama  - 0.4%
 Panama (Republic of) Debs., 6.75%,
  5/10/02/(5)/...........................       250,000         214,219
                                                           ------------
Poland  - 0.3%
 Poland (Republic of) Treasury Bills,
  Zero Coupon, 24.959%, 4/17/96/(3)/ PLZ.       500,000         188,298
                                                           ------------
Spain  - 3.0%
 Spain (Kingdom of):
 Bills, Letras del Tesoro, Zero Coupon,
  9.426%, 9/6/96/(3)/ESP.................    10,000,000          76,720
 Bonds, Bonos y Obligacion del Estado,
  10.90%, 8/30/03 ESP....................   173,600,000       1,509,962
 Gtd. Bonds, Bonos y Obligacion del
  Estado, 10.55%, 11/30/96 ESP...........    25,600,000         213,340
                                                           ------------
                                                              1,800,022
                                                           ------------
Supranational  - 0.4%
 International Bank for Reconstruction
  and Development Bonds, 12.50%,
  7/25/97 NZD............................       325,000         226,281
                                                           ------------
Sweden  - 1.1%
 Sweden (Kingdom of) Bonds:
 Series 1030, 13%, 6/15/01 SEK...........       300,000          54,485
 Series 1033, 10.25%, 5/5/03 SEK.........     3,700,000         615,899
                                                           ------------
                                                                670,384
                                                           ------------
Trinidad & Tobago  - 0.5%
 Trinidad & Tobago Loan Participation
  Agreement, Tranche A, 1.563%,
  9/30/00/(5)(7)/JPY.....................    39,999,998         328,642
                                                           ------------
Venezuela  - 0.5%
 Venezuela (Republic of) Disc. Bonds,
  Series DL, 6.563%, 12/18/07/(5)/.......       500,000         276,250
                                                           ------------
Total Foreign Government Obligations
 (Cost $17,588,999)......................                    18,062,049
                                                           ------------
CORPORATE BONDS AND NOTES  - 25.8%
BASIC INDUSTRY  - 1.9%
Chemicals  - 0.2%
 NL Industries, Inc., 11.75% Sr. Sec.
  Nts., 10/15/03.........................       100,000         107,250
                                                           ------------
Metals/Mining  - 0.0%
 UCAR Global Enterprises, Inc., 12% Sr.
  Sub. Nts., 1/15/05.....................        10,000          11,425
                                                           ------------

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995


                                             Principal     Market Value
                                             Amount (1)       (Note 1)
                                             ----------    ------------
CORPORATE BONDS AND NOTES (Continued)
BASIC INDUSTRY (Continued)
Paper -- 1.4%
 Domtar, Inc., 11.25% Debs., 9/15/17.....  $    100,000    $    106,500
 Gaylord Container Corp., 0%/12.75% Sr.
  Sub. Disc. Debs., 5/15/05/(9)/.........       200,000         197,000
 Repap New Brunswick, Inc., 9.25%
  First Priority Sr. Sec. Nts.,
  7/15/00/(5)/...........................       200,000         201,000
 Riverwood International Corp., 10.75%
  Sr. Nts., 6/15/00......................       100,000         106,875
 Stone Container Corp., 10.75% First
  Mtg. Nts., 10/1/02.....................       190,000         198,550
                                                           ------------
                                                                809,925
                                                           ------------
Steel -- 0.3%
 Jorgensen (Earle M.) Co., 10.75% Sr.
  Nts., 3/1/00...........................        50,000          46,250
 Wheel-Pittsburgh Corp., 9.375% Sr.
  Nts., 11/15/03.........................       150,000         143,625
                                                           ------------
                                                                189,875
                                                           ------------
CONSUMER RELATED -- 6.3%
Consumer Products -- 1.2%
 Coleman Holdings, Inc., Zero Coupon
  Sr. Sec. Disc. Nts., Series B, 12.575%,
  5/27/98/(3)/...........................        50,000          40,000
 Harman International Industries, Inc.,
  12% Sr. Sub. Nts., 8/1/02..............       150,000         165,750
 International Semi-Tech
  Microelectronics, Inc., 0%/11.50% Sr.
  Sec. Disc. Nts., 8/15/03/(9)/..........       400,000         212,000
 Tag-Heuer International SA, 12% Sr.
  Sub. Nts., 12/15/05/(4)/...............       200,000         200,750
 Williams (J. B.) Holdings, Inc., 12% Sr.
  Nts., 3/1/04...........................       100,000         100,000
                                                           ------------
                                                                718,500
                                                           ------------
Food/Beverages/Tobacco -- 0.7%
 Dr. Pepper Bottling Holdings, Inc.,
  0%/11.625% Sr. Disc. Nts., 2/15/03/(9)/       200,000         160,000
 Pulsar Internacional SA de CV, 11.80%
  Nts., 9/19/96/(7)/.....................       250,000         251,875
                                                           ------------
                                                                411,875
                                                           ------------
Healthcare -- 2.0%
 AmeriSource Corp., 11.25% Sr. Debs.,
  7/15/05/(10)/..........................        87,579          96,775
 Capstone Capital Corp., 10.50% Cv. Sub.
  Debs., 4/1/02..........................       200,000         239,750
 Icon Health & Fitness, Inc., 13% Sr.
  Sub. Nts., 7/15/02/(4)/................       200,000         217,000
 IVAC Corp., 9.25% Sr. Nts., 12/1/02.....       150,000         154,500
 Quorum Health Group, Inc., 8.75% Sr.
  Sub. Nts., 11/1/05.....................       150,000         155,813
 Tenet Healthcare Corp., 10.125% Sr.
  Sub. Nts., 3/1/05......................       100,000         111,250
 Total Renal Care, Inc., 0%/12% Sr. Sub.
  Disc. Nts., 8/15/04/(9)/...............       205,000         197,825
                                                           ------------
                                                              1,172,913
                                                           ------------
Hotel/Gaming -- 1.6%
 Bally's Casino Holdings, Inc., Zero
  Coupon Sr. Disc. Nts., 9.897%,
  6/15/98/(3)/...........................  $    200,000     $   161,000
 Grand Casinos, Inc., 10.125% Gtd. First
  Mtg. Nts., 12/1/03.....................       250,000         261,875
 HMC Acquisition Properties, Inc., 9%
  Sr. Nts., 12/15/07/(4)/................       150,000         150,750


                                             Principal     Market Value
                                             Amount/(1)/      (Note 1)
                                             ----------    ------------
CORPORATE BONDS AND NOTES (Continued)
CONSUMER RELATED (Continued)
Hotel/Gaming (Continued)
 Mohegan Tribal Gaming Authority,
  13.50% Sr. Sec. Nts., 11/15/02/(4)/....  $    100,000        $108,500
 Station Casinos, Inc., 9.625% Sr. Sub.
  Nts., 6/1/03...........................       100,000          98,500
 Trump Plaza Funding, Inc., 10.875% Gtd.
 Mtg. Nts., 06/15/01.....................       150,000         156,000
                                                           ------------
                                                                936,625
                                                           ------------
Restaurants -- 0.3%
 Carrols Corp., 11.50% Sr. Nts., 8/15/03.       100,000         101,500
 Foodmaker, Inc., 9.25% Sr. Nts., 3/1/99.       100,000          96,250
                                                           ------------
                                                                197,750
                                                           ------------
Textile/Apparel -- 0.5%
 PT Polysindo Eka Perkasa, Zero
  Coupon Promissory Nts., 17.90%,
  10/23/96/(3)/ IDR......................   300,000,000         110,084
 Synthetic Industries, Inc., 12.75% Sr.
  Sub. Debs., 12/1/02....................       200,000         197,000
                                                           ------------
                                                                307,084
                                                           ------------
Energy -- 1.3%
 Chesapeake Energy Corp., 10.50% Sr.
  Nts., 6/1/02...........................       150,000         157,875
 Petroleum Heat & Power Co., Inc.,
  12.25% Sub. Debs., 2/1/05..............       100,000         112,000
 Plains Resources, Inc., 12% Sr. Sub.
  Nts., 10/1/99..........................       100,000         104,000
 Triton Energy Corp., Zero Coupon Sr.
  Sub. Disc. Nts., 10.493%, 11/1/97/(3)/.       100,000          86,750
 United Meridian Corp., 10.375% Gtd. Sr.
 Sub. Nts., 10/15/05.....................       200,000         212,500
 Vintage Petroleum, Inc., 9% Sr. Sub.
  Nts., 12/15/05.........................       100,000         101,250
                                                           ------------
                                                                774,375
                                                           ------------
FINANCIAL SERVICES -- 1.5%
Banks & Thrifts -- 0.9%
 Banco Bamerindus do Brasil SA:
 10.50% Debs., 6/23/97...................       100,000          92,000
 11% Sr. Unsub. Unsec. Bonds, 10/6/97....       100,000          92,000
 Banco Ganadero SA, Zero Coupon:
 Nts., 9.931%, 7/1/96/(3)//(4)/..........       100,000          95,404
 Sr. Unsub. Unsec. Nts., 9.931%,
  6/15/96/(3)//(4)/......................        50,000          47,904
 Banco Mexicano SA, 8% Sr. Unsub.
  Unsec. Exchangeable Medium-Term Nts.,
  11/4/98................................       200,000         168,500
 Morgan Stanley Group, 14.25% Indian
  Rupee Indexed Nts., 6/26/96 INR........     1,570,500          44,662
                                                           ------------
                                                                540,470
                                                           ------------
Diversified Financial -- 0.4%
 Banco del Atlantico SA, 7.875%
  Eurobonds, 11/5/98.....................       200,000         170,000
 Olympic Financial Ltd., 13% Sr. Nts.,
  5/1/00.................................       100,000         109,500
                                                           ------------
                                                                279,500
                                                           ------------
Insurance -- 0.2%
 Terra Nova Insurance (UK) Holdings
  PLC, 10.75% Sr. Nts., 7/1/05...........       100,000         109,500
                                                           ------------
HOUSING RELATED -- 0.6%
Building Materials -- 0.1%
 Pacific Lumber Co., 10.50% Sr. Nts.,
  3/1/03.................................       100,000          94,875


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                             Principal     Market Value
                                             Amount/(1)/      (Note 1)
                                             ----------    ------------
CORPORATE BONDS AND NOTES (Continued)
HOUSING RELATED (Continued)
Homebuilders/Real Estate -- 0.5%
 Saul (B.F.) Real Estate Investment
  Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02.................................. $    100,000    $    102,500
 Tribasa Toll Road Trust, 10.50% Nts.,
  Series 1993-A, 12/1/11/(4)/.............      250,000         186,250
                                                           ------------
                                                                288,750
                                                           ------------
MANUFACTURING -- 1.0%
Aerospace/Electronics/Computers  - 0.5%
 Berg Electronics Holdings Corp.,
  11.375% Sr. Sub. Debs., 5/1/03..........       50,000          56,250
 Communications & Power Industries,
  Inc., 12% Sr. Sub. Nts., 8/1/05.........      100,000         103,250
 Rohr, Inc., 11.625% Sr. Nts., 5/15/03....      100,000         109,500
 Unisys Corp., 13.50% Credit Sensitive
  Nts., 7/1/97/(5)/.......................       50,000          47,750
                                                           ------------
                                                                316,750
                                                           ------------
Automotive -- 0.5%
 Foamex LP/Foamex Capital Corp.,
  11.25% Sr. Nts., 10/1/02................      200,000         193,000
 Penda Corp., 10.75% Sr. Nts., Series B,
  3/1/04..................................      150,000         126,000
                                                           ------------
                                                                319,000
                                                           ------------
MEDIA -- 6.0%
Broadcasting -- 0.8%
 Act III Broadcasting, Inc., 9.625% Sr.
  Sub. Nts., 12/15/03.....................       50,000          50,375
 New City Communications, Inc.,
  11.375% Sr. Sub. Nts., 11/1/03..........       50,000          46,500
 Paxson Communications Corp., 11.625%
  Sr. Sub. Nts., 10/1/02/(4)/.............      250,000         252,500
 Sinclair Broadcast Group, Inc., 10% Sr.
  Sub. Nts., 12/15/03.....................      100,000         102,500
                                                           ------------
                                                                451,875
                                                           ------------
Cable Television -- 3.7%
 American Telecasting, Inc., 0%/14.50%
  Sr. Disc. Nts., 6/15/04/(9)/............      322,737         223,495
 Australis Media Ltd., Units (each unit
  consists of $1,000 principal amount of
  0%/14% sr. sub. disc. nts., 5/15/03 and
  one warrant to purchase 57.721
  ordinary shares)/(9)//(11)/.............      300,000         219,000
 Bell Cablemedia PLC, 0%/11.95% Sr.
  Disc. Nts., 7/15/04/(9)/................      100,000          71,375
 Cablevision Systems Corp., 10.75% Sr.
  Sub. Debs., 4/1/04......................      100,000         106,250
 Continental Cablevision, Inc., 11% Sr.
  Sub. Debs., 6/1/07......................      300,000         336,000
 Fundy Cable Ltd., 11% Sr. Sec. Second
  Priority Nts., 11/15/05.................      100,000         105,000
 Marcus Cable Co. LP/Marcus Cable
  Capital Corp., 0%/14.25% Sr. Disc. Nts.,
  12/15/05/(9)/...........................      200,000         137,000
 Marcus Cable Operating Co.
  LP/Marcus Cable Capital Corp.,
  0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
  Series II, 8/1/04/(9)/...................     200,000         149,250
 Rogers Cablesystems Ltd., 10% Sr. Sec.
  Second Priority Debs., 12/1/07...........     300,000         320,250
 TeleWest PLC, 0%/11% Sr. Disc. Debs.,
  10/1/07/(9)/.............................     300,000         181,875
 Time Warner Entertainment LP/Time
  Warner, Inc., 8.375% Sr. Debs., 3/15/23..     200,000         217,233





                                             Principal     Market Value
                                             Amount/(1)/      (Note 1)
                                             ----------    ------------
CORPORATE BONDS AND NOTES (Continued)
MEDIA (Continued)
Cable Television (Continued)
 Time Warner, Inc., 9.125% Debs.,
  1/15/13................................. $     50,000    $     56,385
 United International Holdings, Inc., Zero
  Coupon Sr. Sec. Disc. Nts., 12.544%,
  11/15/99/(3)/...........................      200,000         125,000
                                                           ------------
                                                              2,248,113
                                                           ------------
Diversified Media -- 1.2%
 Ackerley Communications, Inc., 10.75%
  Sr. Sec. Nts., Series A, 10/1/03........      200,000         214,000
 Echostar Communications Corp.,
  0%/12.875% Sr. Disc. Nts., 6/1/04/(9)/..      100,000          67,500
 Lamar Advertising Co., 11% Sr. Sec.
  Nts., 5/15/03...........................      150,000         156,000
 Outdoor Systems, Inc., 10.75% Sr. Nts.,
  8/15/03.................................      100,000          97,500
 Panamsat LP/Panamsat Capital Corp.,
  9.75% Sr. Sec. Nts., 8/1/00.............      150,000         159,375
                                                           ------------
                                                                694,375
                                                           ------------
Entertainment/Film -- 0.3%
 Imax Corp., 7% Sr. Nts., 3/1/01/(8)/.....      200,000         197,000
                                                           ------------
OTHER -- 0.6%
Conglomerates -- 0.4%
 MacAndrews & Forbes Holdings, Inc.,
  13% Sub. Debs., 3/1/99..................      175,000         177,625
 Talley Industries, Inc., 0%/12.25% Sr.
  Disc. Debs., 10/15/05/(9)/..............      100,000          74,500
                                                           ------------
                                                                252,125
                                                           ------------
Services -- 0.2%
 Borg-Warner Security Corp., 9.125% Sr.
  Sub. Nts., 5/1/03.......................      100,000          91,500
                                                           ------------
RETAIL -- 0.7%
Specialty Retailing -- 0.2%
 Eye Care Centers of America, Inc., 12%
  Sr. Nts., 10/1/03.......................       70,000          65,450
 Finlay Fine Jewelry Corp., 10.625% Sr.
  Nts., 5/1/03............................      100,000          98,000
                                                           ------------
                                                                163,450
                                                           ------------
Supermarkets -- 0.5%
 Grand Union Co., 12% Sr. Nts., 9/1/04....      200,000         174,000
 Purity Supreme, Inc., 11.75% Sr. Sec.
  Nts., Series B, 8/1/99..................      100,000         110,750
                                                           ------------
                                                                284,750
                                                           ------------
TRANSPORTATION -- 0.9%
Air Transportation -- 0.7%
 American International Group, Inc.,
  11.70% Unsec. Unsub. Bonds,
  12/4/01 ITL.............................  270,000,000         179,345
 Atlas Air, Inc., 12.25% Pass-Through
  Certificates, 12/1/02...................      250,000         256,250
                                                           ------------
                                                                435,595
                                                           ------------
Railroads -- 0.2%
 Transtar Holdings LP/Transtar Capital
  Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03/(9)/.................      200,000         133,000
                                                           ------------
UTILITIES -- 5.0%
Electric Utilities  - 0.7%
 Beaver Valley II Funding Corp., 9%
  Second Lease Obligation Bonds, 6/1/17...      199,000         170,304


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                             Principal     Market Value
                                             Amount (1)       (Note 1)
                                             ----------    ------------
CORPORATE BONDS AND NOTES (Continued)
UTILITIES (Continued)
Electric Utilities (Continued)
 El Paso Electric Co., 10.75% Lease
  Obligation Bonds, 4/1/13/(12)/.......... $    100,000    $     67,873
 First PV Funding Corp., 10.30% Lease
  Obligation Bonds, Series 1986A, 1/15/14.      200,000         204,312
                                                           ------------
                                                                442,489
                                                           ------------
Telecommunications  - 4.3%
 A+ Network, Inc., 11.875% Sr. Sub. Nts.,
  11/1/05.................................      200,000         202,500
 Call-Net Enterprises, Inc., 0%/13.25% Sr.
 Disc. Nts., 12/01/04/(9)/................      200,000         144,000
 Celcaribe SA, 0%/13.50% Sr. Sec. Nts.,
  3/15/04/(4)//(9)/.......................      150,000         106,500
 Cellular Communications International,
  Inc., Zero Coupon Sr. Disc. Nts.,
  11.44%, 8/15/00/(3)/....................      300,000         180,750
 Cellular, Inc., 0%/11.75% Sr. Sub. Disc.
  Nts., 9/1/03/(9)/.......................       50,000          40,063
 Cencall Communications Corp.,
  0%/10.125% Sr. Disc. Nts., 1/15/04/(9)/.      300,000         169,500
 Comunicacion Celular SA, Units (each
  unit consists of $1,000 principal
  0%/13.125% sr. deferred coupon bond,
  11/15/03 and one warrant to purchase
  12,860 shares of common stock at
  $1.32 per 1,000 shares)/(4)(9)(11)/.....      200,000         114,000
 Geotek Communications, Inc., 0%/15%
  Sr. Sec. Disc. Nts., 7/15/05/(9)/........     250,000         113,750
 GST Telecommunications, Inc., Units
  (each unit consists of eight
  0%/13.875% sr. disc. nts., 12/15/05 and
  one 0%/13.875% cv. sr. sub. disc. nt.,
  12/15/05)/(4)(9)(11)/...................      225,000         117,500
 Horizon Cellular Telephone LP/Horizon
  Finance Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 10/1/00/(9)/................      250,000         213,750
 In-Flight Phone Corp., 0%/14% Sr. Disc.
  Nts., 5/15/02/(9)/......................      200,000          67,000
 IntelCom Group (USA), Inc.,
  0%/13.50% Sr. Disc. Nts.,
  9/15/05/(4)(9)/.........................      250,000         144,375
 MFS Communications, Inc., 0%/9.375%
  Sr. Disc. Nts., 1/15/04/(9)/............      200,000         161,000
 Nextel Communications, Inc., 0%/11.50%
  Sr. Disc. Nts., 9/1/03/(9)/.............      300,000         185,625
 PriCellular Wireless Corp., 0%/14% Sr.
  Sub. Disc. Nts., 11/15/01/(9)/..........      300,000         264,000
 USA Mobile Communications, Inc. II,
  14% Sr. Nts., 11/1/04...................      150,000         176,250
 WinStar Communications, Inc., Units
  (each unit consists of two $1,000
  principal amount of 0%/14% sr. disc.
  nts.,10/15/05 and one cv. sr. sub. disc.
  nts., 10/15/05)/(4)(9)(11)/.............      100,000         158,500
                                                           ------------
                                                              2,559,063
                                                           ------------
 Total Corporate Bonds and Notes
  (Cost $15,112,269)......................                   15,539,777
                                                           ------------


                                                           Market Value
                                              Shares         (Note 1)
                                              ------       ------------
COMMON STOCKS  - 0.1%
 Celcaribe SA/(4)(13)/.......................    24,390    $     29,024
 EchoStar Communications Corp., Cl. A........       600          10,913
 United International Holdings, Inc., Cl.
  A/(13)/....................................     1,000          14,750
                                                           ------------
 Total Common Stocks
  (Cost $45,399).............................                    54,687
                                                           ------------
PREFERRED STOCKS  - 1.5%
 BankAmerica Corp., 8.375%, Series K.........     7,000         181,125
 California Federal Bank, 10.625% Non-
  Cum., Series B.............................     2,000         217,000
 First Nationwide Bank, 11.50% Non-
  Cum........................................     2,000         224,750
 Glendale Federal Bank, F.S.B., 8.75%
  Non-Cum. Cv., Series E.....................     1,000          45,250
 Prime Retail, Inc., $19.00 Cv., Series B....     6,000         106,500
 SDW Holdings Corp., Units (each unit
  consists of ten shares of sr.
  exchangeable preferred stock and one cl.
  B warrant to purchase one share of
  common stock)/(4)(11)/.....................       375         108,750
                                                           ------------
 Total Preferred Stocks
  (Cost $865,020)............................                   883,375
                                                           ------------

                                                  UNITS
                                                  -----
RIGHTS, WARRANTS AND CERTIFICATES  - 0.1%
 American Telecasting, Inc. Wts., Exp.
  6/99........................................    1,500           9,000
 Cellular Communications International,
  Inc. Wts., Exp. 8/03........................      300           6,750
 Eye Care Centers of America, Inc.
  Wts., Exp. 10/03/(4)/.......................       70             350
 Geotek Communications, Inc. Wts., Exp.
  7/05/(4)/...................................    7,500          15,000
 Icon Health & Fitness, Inc. Wts., Exp.
  11/99/(4)/..................................      200           5,000
 In-Flight Phone Corp. Wts., Exp.
  8/02/(4)/...................................      200               -
 IntelCom Group, Inc. Wts., Exp.
  9/05/(4)/...................................      825           3,300
 Terex Corp. Rts., Exp. 7/96/(4)/.............       36               2
 United International Securities Ltd.
  Wts., Exp. 11/99............................      200           5,712
                                                           ------------
 Total Rights, Warrants and Certificates
  (Cost $11,014)..............................                   45,114
                                                           ------------

                                         DATE  STRIKE  CONTRACTS
                                         ----  ------  ---------
PUT OPTIONS PURCHASED  - 0.0%
 Brazil (Federal Republic of) Eligible
  Interest Bonds, 6.812%, 4/15/06,
  Put Opt. (Cost $9,750)...............  Jan.  $64.75    500          -

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                             Principal     Market Value
                                             Amount /(1)/    (Note 1)
                                             ----------    ------------
STRUCTURED INSTRUMENTS  -- 1.6%
 Goldman, Sachs & Co. Argentina Local
  Market Securities Trust, 11.30%,
  4/1/00 [representing debt of Argentina
  (Republic of) Bonos del Tesoro Bonds,
  Series 10, 5.742%, 4/1/00 and an
  interest rate swap between Goldman
  Sachs and the Trust]/(7)/................ $   234,782    $    229,500
 Salomon Brothers, Inc., Zero Coupon
 Brazilian Credit Linked Nts.:
 11.318%, 2/15/96 (indexed to the Nota
  Do Tesouro Nacional, Zero Coupon,
  2/15/96)/(3)/............................     250,000         246,250
 11.136%, 3/5/96 (indexed to the Nota
  Do Tesouro Nacional, Zero Coupon,
  3/4/96)/(3)/.............................     200,000         195,680
 United Mexican States, Linked Nts.
  (indexed to the greater of Cetes Option
  Amount or USD LIBOR Option
  Amount, 11/27/96)/(4)/...................     300,000         305,475
                                                           ------------
 Total Structured Instruments
  (Cost $977,638)..........................                     976,905
                                                           ------------

                                                   Principal     Market Value
                                                   Amount /(1)/    (Note 1)
                                                   ----------    ------------
REPURCHASE AGREEMENT  -- 0.8%
 Repurchase agreement with PaineWebber,
  Inc., 5.90%, dated 12/29/95, to be
  repurchased at $500,328 on 1/2/96,
  collateralized by U.S. Treasury Nts., 6.875%,
  8/31/99, with a value of $178,667, and U.S.
  Treasury Bonds, 7.125%-7.625%,
  11/15/22-2/15/23, with a value of
  $336,642 (Cost $500,000).................          $500,000     $   500,000
                                                                  -----------
Total Investments, at Value
 (Cost $57,397,784)........................              98.6%     59,245,209
                                                     --------     -----------
Other Assets Net of Liabilities............               1.4         852,404
                                                     --------     -----------
Net Assets.................................             100.0%    $60,097,613
                                                     ========     ===========



 (1) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   AUD - Australian Dollar         INR - Indian Rupee
   CAD - Canadian Dollar           ITL - Italian Lira
   CLP - Chilean Peso              JPY - Japanese Yen
   DEM - German Deutsche Mark      NLG - Netherlands Guilder
   DKK - Danish Krone              NOK - Norwegian Krone
   ESP - Spanish Peseta            NZD - New Zealand Dollar
   FRF - French Franc              PLZ - Polish Zloty
   GBP - British Pound Sterling    SEK - Swedish Krona
   HUF - Hungarian Forint          THB - Thai Baht
   IDR - Indonesian Rupiah
/(2)/ Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
/(3)/ For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
/(4)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,264,200 or 5.43% of the Fund's net assets, at December 31, 1995.
/(5)/    Represents the current interest rate for a variable rate security.
/(6)/ A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                               Face
                                              Subject      Expiration   Exercise   Premium    Market Value
                                              To Call         Date       Price     Received    SeeNote 1
----------------------------------------------------------------------------------------------------------
 Bulgaria (Republic of) Interest Arrears
  Bonds, 6.75%, 7/28/11....................   1,000,000       1/96       $45       $14,300    $13,900

/(7)/ Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
/(8)/    Represents the current interest rate for an increasing rate security.
/(9)/ Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
/(10)/   Interest or dividend is paid in kind.
/(11)/ Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
/(12)/   Non-income producing - issuer is in default of interest payment.
/(13)/   Non-income producing security.


                See accompanying Notes to Financial Statements

Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                        Principal        Market Value
                                                         Amount            (Note 1)
                                                        ---------        ------------
Convertible Corporate Bonds and Notes -- 2.0%
 ADT Operations, Inc., Zero Coupon Cv.
  Sub. Nts., 6.148%, 7/6/10/(1)/.............           $  45,000        $     21,375
 Continental Homes Holding Corp.,
  6.875% Cv. Sub. Nts., 11/1/02..............              25,000              29,468
 Federated Department Stores, Inc., 5%
  Cv. Sub. Nts., 10/1/03.....................              15,000              15,169
 Sandoz Capital BVI Ltd., 2% Cv. Gtd.
  Sr. Unsec. Unsub. Nts., 10/6/02/(2)/.......              20,000              19,000
                                                                         ------------

 Total Convertible Corporate Bonds and
  Notes (Cost $75,554).......................                                  85,012
                                                                         ------------

                                                         Shares
                                                        ---------
Common Stocks -- 74.8%
Basic Materials -- 1.8%
Chemicals -- 1.5%
 Du Pont (E.I.) De Nemours & Co..............                 650              45,419
 W.R. Grace & Co.............................                 300              17,737
                                                                         ------------
                                                                               63,156
                                                                         ------------

Paper -- 0.3%
 Visioneer, Inc./(3)/........................                 700              15,575
                                                                         ------------
Consumer Cyclicals -- 16.0%
Autos & Housing -- 1.2%
 Ford Motor Co...............................                 800              23,200
 General Motors Corp.........................                 500              26,437
                                                                         ------------
                                                                               49,637
                                                                         ------------

Leisure & Entertainment -- 8.2%
 Circus Circus Enterprises, Inc./(3)/........               1,250              34,844
 Eastman Kodak Co............................                 350              23,450
 Pixar, Inc./(3)/............................               5,000             144,375
 Southwest Airlines Co.......................               1,000              23,250
 Western Pacific Airlines, Inc./(3)/.........               7,500             125,625
                                                                         ------------
                                                                              351,544
                                                                         ------------

Media -- 2.5%
 Capital Cities/ABC, Inc.....................                 250              30,844
 Comcast Corp., Cl. A Special................               1,500              27,281
 Viacom, Inc., Cl. B/(3)/....................               1,000              47,375
                                                                         ------------
                                                                              105,500
                                                                         ------------

Retail: General -- 1.7%
 Dillard Department Stores, Inc., Cl. A......               1,250              35,625
 Warnaco Group, Inc. (The), Cl. A............               1,500              37,500
                                                                         ------------
                                                                               73,125
                                                                         ------------

Retail: Specialty -- 2.4%
 Alco Standard Corp..........................                 350              15,969
 Nine West Group, Inc.(3)....................               1,250              46,875
 Tandy Corp..................................               1,000              41,500
                                                                         ------------
                                                                              104,344
                                                                         ------------

Consumer Non-Cyclicals  -- 10.1%
Beverages -- 0.8%
 Boston Beer Co., Inc., Cl. A/(3)/...........                 800              19,000
 Pete's Brewing Co./(3)/.....................               1,000              14,000
                                                                         ------------
                                                                               33,000
                                                                         ------------

Food -- 0.3%
 IBP, Inc....................................                 300              15,150
                                                                         ------------

Healthcare/Drugs  -- 3.1%
 Amgen, Inc..................................                 350              20,781
 Astra AB Free, Series A.....................               1,000              39,987
 Bristol-Myers Squibb Co.....................                 300              25,762
 Genzyme Corp./(3)/..........................                 750              46,781
                                                                         ------------
                                                                              133,311
                                                                         ------------


                                                                         Market Value
                                                        Shares             (Note 1)
                                                        ---------        ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services  -- 2.9%
 Columbia/HCA Healthcare Corp................                 750        $     38,062
 HEALTHSOUTH Corp............................                 500              14,562
 Humana, Inc./(3)/...........................                 500              13,687
 National Surgery Centers, Inc./(3)/.........               1,000              23,000
 Tenet Healthcare Corp./(3)/.................               1,000              20,750
 U.S. Healthcare, Inc........................                 300              13,950
                                                                         ------------
                                                                              124,011
                                                                         ------------
Household Goods  -- 1.7%
 Estee Lauder Cos., Inc., (The) Cl. A/(3)/...               1,500              52,312
 Kimberly-Clark Corp.........................                 273              22,591
                                                                         ------------
                                                                               74,903
                                                                         ------------

Tobacco  -- 1.3%
 Philip Morris Cos., Inc.....................                 600              54,300
                                                                         ------------

Energy  -- 4.4%
Energy Services & Producers  -- 1.8%
 Schlumberger Ltd............................                 500              34,625
 Weatherford Enterra, Inc./(3)/..............               1,500              43,312
                                                                         ------------
                                                                               77,937
                                                                         ------------
Oil-Integrated  -- 2.6%
 Atlantic Richfield Co.......................                 250              27,687
 Brown (Tom), Inc./(3)/......................               1,000              14,625
 Occidental Petroleum Corp...................               1,250              26,719
 Union Pacific Resources Group, Inc..........                 300               7,613
 Unocal Corp.................................               1,250              36,406
                                                                         ------------
                                                                              113,050
                                                                         ------------

Financial  -- 10.5%
Banks  -- 7.3%
 Ahmanson (H.F.) & Co........................                 300               7,950
 Bankers Trust New York Corp.................                 250              16,625
 BayBanks, Inc...............................                 400              39,300
 Chase Manhattan Corp........................               1,000              60,625
 Commercial Federal Corp.....................               1,000              37,750
 Fleet Financial Group, Inc..................               1,000              40,750
 Great Western Financial Corp................               1,400              35,700
 Meridian Bancorp, Inc.......................                 900              41,850
 Midlantic Corp..............................                 500              32,813
                                                                         ------------
                                                                              313,363
                                                                         ------------

Diversified Financial  -- 2.4%
 Federal National Mortgage Assn..............                 350              43,444
 H & R Block, Inc............................                 225               9,113
 Investors Financial Services Corp./(3)/.....               1,500              31,125
 Travelers Group, Inc........................                 300              18,863
                                                                         ------------
                                                                              102,545
                                                                         ------------

Insurance  -- 0.8%
 Meadowbrook Insurance Group, Inc./(3)/......               1,000              33,500
                                                                         ------------

Industrial  -- 9.4%
Electrical Equipment  -- 1.3%
 General Electric Co.........................                 200              14,400
 Honeywell, Inc..............................                 800              38,900
                                                                         ------------
                                                                               53,300
                                                                         ------------

Industrial Services  -- 5.6%
 CIBER, Inc./(3)/............................               1,000              23,375
 DST Systems, Inc./(3)/......................               1,500              42,750
 META Group, Inc./(3)/.......................               5,000             153,125
 Vigoro Corp.................................                 350              21,613
                                                                         ------------
                                                                              240,863
                                                                         ------------


Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

December 31, 1995


                                                                         Market Value
                                                        Shares             (Note 1)
                                                        ---------        ------------
Common Stocks (Continued)

Industrial (Continued)
Manufacturing -- 2.2%
 American Standard Cos., Inc./(3)/...........               1,750        $     49,000
 Hanson PLC, ADR.............................               2,000              30,500
 Minnesota Mining & Manufacturing Co.........                 200              13,250
                                                                         ------------
                                                                               92,750
                                                                         ------------

Transportation -- 0.3%
 Canadian National Railway Co./(3)/..........               1,000              15,000
                                                                         ------------

Technology -- 22.2%
Aerospace/Defense -- 0.5%
 Lockheed Martin Corp........................                 250              19,750
                                                                         ------------

Computer Hardware -- 5.9%
 Cabletron Systems, Inc./(3)/................                 250              20,250
 Citrix Systems, Inc./(3)/...................                 500              16,250
 International Business Machines Corp........                 850              77,988
 Lexmark International Group, Inc., Cl.
  A/(3)/.....................................               1,500              27,375
 Network Appliance, Inc./(3)/................               1,100              44,138
 Objective Systems Integrators, Inc./(3)/....                 500              27,375
 Quantum Corp./(3)/..........................               1,250              20,156
 Sun Microsystems, Inc./(3)/.................                 400              18,250
                                                                         ------------
                                                                              251,782
                                                                         ------------

Computer Software -- 10.1%
 Adobe Systems, Inc..........................                 250              15,500
 Advent Software, Inc./(3)/..................               1,800              31,950
 Arbor Software Corp./(3)/...................               1,000              47,250
 Autodesk, Inc...............................                 500              17,125
 Black Box Corp./(3)/........................                 750              12,281
 Fractal Design Corp./(3)/...................               2,000              28,000
 IDX Systems Corp./(3)/......................                 700              24,325
 Informix Corp./(3)/.........................                 250               7,500
 Logic Works, Inc./(3)/......................                 500               6,250
 MetaTools, Inc./(3)/........................                 500              13,000
 Oracle Corp./(3)/...........................                 250              10,594
 Platinum Technology, Inc./(3)/..............               1,200              22,050
 Secure Computing Corp./(3)/.................               2,000             112,000
 Sync Research, Inc./(3)/....................               1,300              58,825
 Visio Corp./(3)/............................               1,000              28,250
                                                                         ------------
                                                                              434,900
                                                                         ------------

Electronics -- 2.0%
 Intel Corp..................................                 600              34,050
 Photon Dynamics, Inc./(3)/..................               1,500              12,000
 Texas Instruments, Inc......................                 750              38,813
                                                                         ------------
                                                                               84,863
                                                                         ------------


Telecommunications-Technology -- 3.7%
 AT&T Corp...................................                 400              25,900
 DSC Communications Corp./(3)/...............                 750              27,656
 LCI International, Inc./(3)/................                 200               4,100
 VTEL Corp./(3)/.............................               1,500              27,750
 Westell Technologies, Inc., Cl. A/(3)/......               3,000              75,375
                                                                         ------------
                                                                              160,781
                                                                         ------------



                                                                         Market Value
                                                        Shares             (Note 1)
                                                        ---------        ------------
Common Stocks (Continued)
Utilities -- 0.4%
Electric Utilities -- 0.4%

 SCEcorp.....................................               1,000        $     17,750
                                                                         ------------
Total Common Stocks (Cost
  $2,723,302)................................                               3,209,690
                                                                         ------------

Preferred Stocks -- 5.8%
 Freeport-McMoRan Copper & Gold,
  Inc., Cv. Depositary Shares................                 750              20,437
 James River Corp. of Virginia, Depositary
  Shares each representing a one-hundredth
  interest in a share of Series P, 9% Cum.
  Cv. Preferred Stock, Dividend
  Enhanced Convertible Stock.................               1,000              23,375
 Bally Entertainment Corp., 8% Cv.
  Preferred Redeemable Increased
  Dividend Equity Securities.................               1,500              20,437
 Continental Airlines Finance Trust,
  8.50% Cv. Trust Originated Preferred
  Securities/(2)/............................                 500              26,750
 Delta Air Lines, Inc., $3.50 Cv.
  Depositary Shares, Series C................                 500              29,688
 Cablevision Systems Corp., 8.50% Cum.
  Cv., Series I..............................               1,000              27,250
 Fidelity Federal Bank, 12% Non-Cum.
  Exchangeable Perpetual Preferred
  Stock, Series A............................               1,000              25,375
 Advanta Corp., Stock Appreciation Income
  Linked Securities (each representing a
  one-hundredth interest in a share of 6.75%
  Cv. Cl. B Preferred Stock, Series 1995)....                 500              19,375
 SunAmerica, Inc., $3.10 Cum. Cv.
  Depositary Shares..........................                 500              32,750
 Elsag Bailey Financing Trust, 5.50%
  Cv. Trust Originated Preferred
  Securities/(2)/............................                 500              25,188
                                                                         ------------
Total Preferred Stocks (Cost
 $241,615)...................................                                 250,625
                                                                         ------------


                                                        Principal
                                                         Amount
                                                        ---------
Repurchase Agreement -- 11.7%
 Repurchase agreement with PaineWebber, Inc.,
  5.90%, dated 12/29/95, to be repurchased
  at $500,328 on 1/2/96, collateralized by
  U.S. Treasury Nts., 6.875%, 8/31/99, with a
  value of $178,667, and U.S. Treasury Bonds,
  7.125%-7.625%, 11/15/22-2/15/23, with a
  value of $336,642 (Cost $500,000)..........           $ 500,000             500,000
                                                                         ------------

Total Investments, at Value (Cost
 $3,540,471).................................                94.3%          4,045,327
                                                        ----------       ------------
Other Assets Net of Liabilities..............                 5.7             243,124
                                                        ----------       ------------
Net Assets...................................               100.0%       $  4,288,451
                                                        ==========       ============

/(1)/ For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

/(2)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,938 or 1.65% of the Fund's net assets, at December 31, 1995.

/(3)/  Non-income producing security.


                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Notes to Financial Statements

1. Significant Accounting Policies

    Oppenheimer Money Fund (OMF), Oppenheimer High Income Fund (OHIF), Oppenheimer Bond Fund (OBF), Oppenheimer Capital Appreciation Fund (OCAP), Oppenheimer Growth Fund (OGF), Oppenheimer Multiple Strategies Fund (OMSF), Oppenheimer Global Securities Fund (OGSF), Oppenheimer Strategic Bond Fund
    (OSBF) and Oppenheimer Growth & Income Fund (OGIF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds.

    The Funds' objectives are as follows:

    Oppenheimer Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

    Oppenheimer High Income Fund seeks a high level of current income from investments in high yield fixed-income securities.

    Oppenheimer Bond Fund primarily seeks a high level of current income from investments in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, this Fund seeks capital growth when consistent with its primary objective.

    Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

    Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

    Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

    Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

    Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on: (i) debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities.

    Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

    A. Investment Valuation.

         Portfolio securities of OMF are valued on the basis of amortized cost, which approximates market value. Portfolio securities of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value)

Oppenheimer Variable Account Funds
         adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

    B. Securities Purchased on a When-Issued Basis.

         Delivery and payment for securities that have been purchased by OSBF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. OSBF maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of OSBF's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, OSBF may enter into mortgage "dollar-rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

    C. Security Credit Risk.

         OHIF, OMSF and OSBF invest in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. At December 31, 1995, securities with an aggregate market value of $491,444 for OHIF and $67,873 for OSBF, representing 0.37% and 0.11% respectively, of the Funds' net assets, were in default.

    D. Foreign Currency Translation.

         The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

         For OHIF, OBF, OMSF, OGSF, OSBF and OGIF, the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

    E. Repurchase Agreements.

         The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

    F. Federal Taxes.

         The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1995, the following Funds had available for federal income tax purposes unused capital loss carryovers expiring in 2002 and 2003:

Oppenheimer Variable Account Funds

                             OHIF--    $ 3,033,760

                             OGSF--    $17,569,501

                             OSBF--    $ 1,609,951

    G. Distributions to Shareholders.

       Dividends and distributions to shareholders of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are recorded on the ex-dividend date. OMF intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, OMF may withhold dividends or make distributions of net realized gains.

    H. Classification of Distributions to Shareholders.

       Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain
       (loss) was recorded by the Funds. Changes in classification made during the fiscal year ended December 31, 1995 are shown below:

          --------------------------------------------------------------------------------------------------
                                            Adjustments for the Fiscal Year Ended December 31, 1995
                                   -------------------------------------------------------------------------
                                     Undistributed Net Investment     Undistributed Net Realized     Paid-in
                                            Income (Loss)             Gain (Loss) on Investments     Capital
          --------------------------------------------------------------------------------------------------
          Oppenheimer High Income
           Fund                                186,751                          (186,751)                --
          --------------------------------------------------------------------------------------------------
          Oppenheimer Bond Fund              (1,093,371)                       1,093,371                 --
          --------------------------------------------------------------------------------------------------
          Oppenheimer Capital
           Appreciation Fund                         --                               --                 --
          --------------------------------------------------------------------------------------------------
          Oppenheimer Growth Fund                    --                               --                 --
          --------------------------------------------------------------------------------------------------
          Oppenheimer Multiple
           Strategies Fund                     (204,481)                         204,481
          --------------------------------------------------------------------------------------------------
          Oppenheimer Global
           Securities Fund                   (2,845,512)                       6,264,762         (3,419,250)
          --------------------------------------------------------------------------------------------------
          Oppenheimer Strategic Bond
           Fund                                   9,220                           (9,220)                --
          --------------------------------------------------------------------------------------------------
          Oppenheimer Growth &
           Income Fund                               37                              (37)                --
          --------------------------------------------------------------------------------------------------

    I. Other.

       Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Oppenheimer Variable Account Funds

2. SHARES OF BENEFICIAL INTEREST

    The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                 Oppenheimer Money Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                          202,748,102     $ 202,748,102      175,917,558     $ 175,917,558

Dividends and
  distributions
  reinvested                    4,222,747         4,222,747        3,640,684         3,640,684

Redeemed                     (231,260,663)     (231,260,663)    (151,084,269)     (151,084,269)
                           ---------------------------------  ---------------------------------
Net increase
(decrease)                    (24,289,814)    $ (24,289,814)      28,473,973     $  28,473,973
                           ---------------------------------  ---------------------------------


                                            Oppenheimer High Income Fund
                           --------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                           ---------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                           ---------------------------------  ---------------------------------
Sold                            5,873,231     $  60,932,670        9,936,582     $  81,477,904

Dividends and
  distributions
  reinvested                    1,162,957        12,040,152          841,101         8,686,931

Redeemed                       (4,263,757)      (44,560,679)      (9,441,490)      (75,726,156)
                           ---------------------------------  ---------------------------------
Net increase
(decrease)                      2,772,431     $  28,412,143        1,336,193     $   14,438,67
                           ---------------------------------  ---------------------------------

                                                Oppenheimer Bond Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                            7,311,733     $  83,544,442        5,002,623     $  56,466,171

Dividends and
  distributions
  reinvested                      976,291        11,209,883          666,678         7,384,654

Redeemed                       (2,972,687)      (33,822,108)      (2,744,016)      (30,950,944)
                         -----------------------------------  ---------------------------------
Net increase                    5,315,337     $  60,932,217        2,925,285     $  32,899,881
                         -----------------------------------  ---------------------------------


                                         Oppenheimer Capital Appreciation Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                            8,882,212     $ 260,650,476        7,912,557     $ 173,453,586

Dividends and
  distributions
  reinvested                       40,594         1,082,642          614,575        17,331,023

Redeemed                       (6,567,729)     (191,565,283)      (5,695,411)     (114,272,197)
                         -----------------------------------  ---------------------------------
Net increase                    2,355,077     $  70,167,835        2,831,721     $  76,512,412
                         -----------------------------------  ---------------------------------


                                                Oppenheimer Growth Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                            4,302,304     $  89,007,340        2,577,268     $  45,230,951

Dividends and
  distributions
  reinvested                       95,991         1,795,026           36,305           644,411

Redeemed                       (2,980,080)      (60,949,490)      (2,236,767)      (38,999,875)
                         -----------------------------------  ---------------------------------
Net increase                    1,418,215     $  29,852,876          376,806     $   6,875,487
                         -----------------------------------  ---------------------------------




                                          Oppenheimer Multiple Strategies Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                            6,445,242     $  88,771,497        9,807,084     $  84,443,396

Dividends and
 distributions
 reinvested                     1,818,313        24,783,721        1,140,244        14,981,165

Redeemed                       (4,671,097)      (64,421,131)      (6,353,523)      (37,006,732)
                         -----------------------------------  ---------------------------------
Net increase                    3,592,458     $  49,134,087        4,593,805     $  62,417,829
                         -----------------------------------  ---------------------------------

Oppenheimer Variable Account Funds



                                            Oppenheimer Global Securities Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                           11,235,722     $ 166,766,446       22,151,454     $ 336,310,887

Dividends and
 distributions
 reinvested                       585,961         8,174,158          178,687         2,801,813

Redeemed                       (7,497,205)     (112,360,172)      (8,503,911)     (112,426,012)
                         -----------------------------------  ---------------------------------
Net increase                    4,324,478     $  62,580,432       13,826,230     $ 226,686,688
                         -----------------------------------  ---------------------------------



                                            Oppenheimer Strategic  Bond Fund
                         ----------------------------------------------------------------------
                                     Year Ended                         Year Ended
                                  December 31, 1995                  December 31, 1994
                         -----------------------------------  ---------------------------------
                                Shares           Amount            Shares           Amount
                         -----------------------------------  ---------------------------------
Sold                            9,417,090     $  44,897,472        3,749,500     $  18,415,292

Dividends and
 distributions
 reinvested                       661,301         3,151,540          247,485         1,178,372

Redeemed                       (2,245,623)      (10,642,846)      (1,508,782)       (7,350,665)
                         -----------------------------------  ---------------------------------
Net increase                    7,832,768     $  37,406,166        2,488,203     $  12,242,999
                         -----------------------------------  ---------------------------------


                          Oppenheimer Growth &  Income Fund
                         -----------------------------------
                                     Year Ended
                                  December 31, 1995/1/
                         -----------------------------------
                                Shares           Amount
                         -----------------------------------
Sold                              358,253     $3,933,459

Dividends and
distributions
reinvested                            404          4,928

Redeemed                          (15,863)      (181,994)
                         -----------------------------------
Net increase                      342,794     $3,756,393
                         -----------------------------------


(1) For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS AND OPTIONS WRITTEN

    At December 31, 1995, net unrealized appreciation or depreciation on investments and options written consisted of the following:



                                                                      Oppenheimer
                                   Oppenheimer       Oppenheimer        Capital         Oppenheimer
                                   High Income          Bond          Appreciation         Growth
                                       Fund             Fund              Fund              Fund
                                 ------------------------------------------------------------------
Gross appreciation                $  7,814,322         $  9,892,102   $ 70,829,161     $ 25,616,239

Gross depreciation                 (2,103,465)          (1,054,488)    (7,853,814)       (1,998,316)
                                 ------------------------------------------------------------------
Net unrealized appreciation       $ 5,710,857          $ 8,837,614    $62,975,347      $23,617,923
                                 ------------------------------------------------------------------

                                  Oppenheimer          Oppenheimer    Oppenheimer      Oppenheimer
                                   Multiple              Global        Strategic         Growth &
                                  Strategies           Securities        Bond             Income
                                     Fund                 Fund           Fund              Fund
                                  ------------------------------------------------------------------
Gross appreciation                $ 53,305,284         $ 37,997,341   $ 2,340,864      $    599,103

Gross depreciation                 (11,146,651)         (14,351,638)     (493,040)          (94,247)
                                 ------------------------------------------------------------------
Net unrealized appreciation       $ 42,158,633         $ 23,645,703   $ 1,847,824      $    504,856
                                 ------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were as follows:


Purchases      $145,095,379   $196,515,342   $318,974,082   $78,667,711   $123,862,840   $491,709,775   $67,228,738   $3,421,021
--------------------------------------------------------------------------------------------------------------------------------

Sales          $112,222,617   $120,210,417   $255,116,481   $41,669,055   $117,669,946   $416,155,747   $26,588,452   $  400,564
--------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds

4. Option Activity

    The Funds (except OMF, OCAP and OGF) may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

    OHIF option activity for the year ended December 31, 1995 was as follows:


                                                           CALL OPTIONS
                                              Number of Options  Amount of Premiums
                                              -------------------------------------
Options outstanding at December 31, 1994                  --           $     --

Options written                                        28,600             5,389

Options canceled in closing transactions              (28,500)           (3,959)
                                              -------------------------------------
 Options outstanding at December 31, 1995                 100          $  1,430

OBF option activity for the year ended December 31, 1995 was as follows:


                                                           CALL OPTIONS
                                              Number of Options  Amount of Premiums
                                              -------------------------------------
Options outstanding at December 31, 1994                   --          $     --

Options written                                        82,000            17,019

Options canceled in closing transactions              (82,000)          (17,019)
                                              -------------------------------------
 Options outstanding at December 31, 1995                  --          $     --
                                              -------------------------------------

Oppenheimer Variable Account Funds

     OMSF option activity for the year ended December 31, 1995 was as follows:

                                                           CALL OPTIONS
                                              -------------------------------------
                                              Number of Options  Amount of Premiums
                                              -------------------------------------
Options outstanding at December 31, 1994                2,255        $  607,682

Options written                                         8,275         2,150,503

Options canceled in closing transactions               (1,894)         (448,093)

Options expired prior to exercise                      (2,353)         (451,021)

Options exercised                                      (2,680)         (758,976)
                                              -------------------------------------
 Options outstanding at December 31, 1995               3,603        $1,100,095
                                              =====================================

     OSBF option activity for the year ended December 31, 1995 was as follows:


                                                           CALL OPTIONS
                                              -------------------------------------
                                              Number of Options  Amount of Premiums
                                              -------------------------------------
Options outstanding at December 31, 1994                  307        $    1,600

Options written                                         3,314            35,871

Options canceled in closing transactions               (2,141)          (20,467)

Options expired prior to exercise                        (190)             (763)

Options exercised                                        (290)           (1,942)
                                              -------------------------------------
 Options outstanding at December 31, 1995               1,000        $   14,299
                                              =====================================

5. Forward Foreign Currency Exchange Contracts

    A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

    The Funds (except OMF) use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

    Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

    Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

    Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Oppenheimer Variable Account Funds

At December 31, 1995, outstanding forward contracts to purchase and sell foreign currencies were as follows:

Oppenheimer High Income Fund


                                                                                      Unrealized
                                            Contract Amount     Valuation as of      Appreciation
Contracts to Purchase     Exchange Date        (in 000s)       December 31, 1995    (Depreciation)
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)               1/4/96          55,250  JPY        $   535,752         $ (9,657)

New Zealand Dollar (NZD)       12/18/96             892  NZD            567,334            2,150
                                                                                        ---------
                                                                                          (7,507)
                                                                                        ---------

Contracts to Sell
------------------------
Deutsche Mark (DEM)      1/4/96-2/21/96           3,670  DEM        $ 2,562,764           (3,622)

Japanese Yen (JPY)             12/18/96          54,625  JPY            553,249           11,934
                                                                                        ---------
                                                                                           8,312
                                                                                        ---------
Net Unrealized Appreciation                                                             $    805
                                                                                        ---------


Oppenheimer Bond Fund

                                                                                      Unrealized
                                            Contract Amount     Valuation as of      Appreciation
Contracts to Sell         Exchange Date        (in 000s)       December 31, 1995    (Depreciation)
-------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)          1/4/96             59  AUD         $    43,775          $    190

Deutsche Mark (DEM)      1/4/96-2/21/96             11  DEM           7,661,169           (15,712)
                                                                                         ---------
                                                                                         $(15,522)
                                                                                         ---------


Oppenheimer Multiple Strategies Fund


                                                                                      Unrealized
                                            Contract Amount     Valuation as of      Appreciation
Contracts to Sell         Exchange Date        (in 000s)       December 31, 1995    (Depreciation)
-------------------------------------------------------------------------------------------------------
Hong Kong Dollar (HKD)           1/2/96            707  HKD         $    91,439          $      2
                                                                                         --------


Oppenheimer Global Securities Fund


                                                                                      Unrealized
                                            Contract Amount     Valuation as of      Appreciation
Contracts to Purchase     Exchange Date        (in 000s)       December 31, 1995    (Depreciation)
-------------------------------------------------------------------------------------------------------
Hong Kong Dollar (HKD)    1/2/96-1/3/96          8,904  HKD         $ 1,151,601         $   (218)
Italian Lira (ITL)              1/31/96      3,888,129  ITL           2,438,922           (9,912)
Japanese Yen (JPY)        1/4/96-1/5/96         75,155  JPY             728,792           (2,948)
Singapore Dollar (SGD)    1/2/96-1/5/96            830  SGD             586,556             (853)
Greek Drachma (GRD)       1/2/96-1/4/96         49,496  GRD             209,220              432
                                                                                        ---------
                                                                                         (13,499)
                                                                                        ---------



Contracts to Sell
------------------------
Austrian Schilling (ATS)         1/2/96         17,770  ATS         $ 1,764,559           (12,653)
Swiss Franc (CHF)                1/4/96            279  CHF             242,200            (1,139)
Deutsche Mark (DEM)              1/4/96          1,598  DEM           1,116,140            (5,709)
Japanese Yen (JPY)              3/29/96      3,043,800  JPY          29,807,684           192,316
Norwegian Krone (NOK)     1/2/96-1/4/96          8,521  NOK           1,348,728            (9,042)
                                                                                        ---------
                                                                                          163,773
                                                                                        ---------
Net Unrealized Appreciation                                                             $ 150,274
                                                                                        ---------

Oppenheimer Variable Account Funds


Oppenheimer Strategic Bond Fund


                                                                                      Unrealized
                                            Contract Amount     Valuation as of      Appreciation
Contracts to Purchase     Exchange Date        (in 000s)       December 31, 1995    (Depreciation)
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)               1/4/96         33,988  JPY          $  329,572           $(5,982)

New Zealand Dollar (NZD)       12/18/96            541  NZD             344,380             1,096
                                                                                          --------
                                                                                           (4,886)
                                                                                          --------



Contracts to Sell
------------------------
Australian Dollar (AUD)          1/4/96             22  AUD          $   16,134               (25)

Deutsche Mark (DEM)             2/13/96          1,605  DEM           1,119,976            (5,393)

Japanese Yen (JPY)             12/18/96         33,175  JPY             336,001             7,283

Swiss Franc (CHF)               2/13/96            860  CHF             748,739            (8,636)
                                                                                        ----------
                                                                                           (6,771)
                                                                                        ----------
Net Unrealized Depreciation                                                             $ (11,657)
                                                                                        ==========

6. Management Fees and Other Transactions with Affiliates

    Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OBF, OCAP, OGF, OMSF, OHIF, OGSF, OSBF and OGIF, the annual fees are .75% of the first $200 million of net assets, .72% of the next $200 million, .69% of the next $200 million, .66% of the next $200 million and .60% of net assets in excess of $800 million. In addition, management fees for OHIF, OBF and OSBF are .50% of net assets in excess of $1 billion. Management fees for OMF are .45% of the first $500 million, .425% of the next $500 million, .40% of the next $500 million and .375% of net assets in excess of $1.5 billion. For OSBF, the Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year.

7. Illiquid and Restricted Securities

    At December 31, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Funds intend to invest no more than 10% of net assets (determined at the time of purchase) in illiquid and restricted securities. Information concerning these securities is as follows:



Oppenheimer High Income Fund

                                                                Valuation as of
Security                     Acquisition Date  Cost Per Unit   December 31, 1995
--------------------------------------------------------------------------------
Ames Department Stores,
 Inc., Excess Cash Flow
 Payment Certificates,
 Series AG-7A                        12/30/92        $  0.00           $     .01
Ames Department Stores,
 Inc., Litigation Trust              12/30/92           0.00                 .01
Colombia (Republic of)
 1989-1990 Integrated Loan
 Facility Bonds, 6.875%,
 7/1/01                              12/05/95          92.00               93.00
ECM Fund, L.P.I.                      4/14/92         100.00            1,000.00
ECM Fund, L.P.I., 14% Sub.
 Nts., 6/10/02                        4/14/92         100.00              110.00
Farley, Inc., Zero Coupon
 Sub. Debs., 14.151%,
 12/30/12                       1/1/93-3/6/95           7.44                9.88
Gillett Holdings, Inc.,
 C1.2                                 12/1/92          10.50               20.00
Goldman, Sachs & Co.,
 Argentina Local Market
 Securities Trust, 11.30%,
 4/1/00                               8/24/94         100.00               97.75
Pulsar Internacional SA de
 CV, 11.80% Nts., 9/19/96             9/14/95         100.00              100.75
Triangle Wire & Cable, Inc.            5/2/94           9.50                1.00
Trinidad & Tobago Loan
 Participation Agreement,
 Tranche B, 1.563%, 9/30/00          12/13/95            .84                 .82

Oppenheimer Variable Account Funds

    The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $3,708,444 or 2.78% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


    Oppenheimer Bond Fund

                                                                    Valuation as of
    Security                     Acquisition Date  Cost Per Unit   December 31, 1995
    --------------------------------------------------------------------------------
    Colombia (Republic of)
     1989-1990 Integrated Loan
     Facility Bonds, 6.875%,
     7/1/01                               12/5/95        $ 92.00             $ 93.00
    Merrill Lynch & Co., Inc.
     Units, 9.75% 6/15/99                 5/15/95         110.05              115.10

    The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $2,745,392 or 1.30% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

    Oppenheimer Multiple Strategies Fund
                                                                                           Valuation as of
    Security                                    Acquisition Date     Cost Per Unit        December  31, 1995
    ----------------------------------------------------------------------------------------------------------
    Santa Anita Realty Enterprises, Inc., Units  5/28/93-2/9/95         $ 16.99                $ 11.88

    The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $475,000 or 0.12% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Oppenheimer Global Securities Fund

                                                                Valuation as of
Security                     Acquisition Date  Cost Per Unit   December 31, 1995
--------------------------------------------------------------------------------
Plant Genetics Systems         5/27/92-3/7/95         $13.77              $11.91
Plant Genetics, Inc. Wts.,
 Exp. 12/99                            3/7/95           0.00                1.99


    The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,180,542, or 0.33% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Oppenheimer Strategic Bond Fund

                                                                Valuation as of
Security                     Acquisition Date   Cost Per Unit  December 31, 1995
--------------------------------------------------------------------------------
Colombia (Republic of)
 1989-1990 Integrated Loan
 Facility Bonds, 6.875%,
 7/1/01                               12/5/95        $ 92.00            $ 93.00
Goldman, Sachs & Co.,
 Argentina Local Market
 Securities Trust, 11.30%,
 4/1/00                               8/24/94         100.00              97.75
Jamaica (Government of)
 1990 Refinancing
 Agreement Nts., Tranche
 A, 6.75%, 10/16/00                   8/15/95          89.75              90.00
Pulsar Internacional SA de
 CV, 11.80% Nts., 9/19/96             9/15/95         100.00             100.75
Trinidad & Tobago Loan
 Participation Agreement,
 Tranche A, 1.563%, 9/30/00 12/13/95-12/18/95            .84                .82
United Mexican States,
 Combined Facility 3, Loan
 Participation Agreement,
 Tranche A, 6.50%, 9/20/97            10/25/94          89.00              75.75

    The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,221,735, or 2.03% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Independent Auditors' Report

The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the applicable periods ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987 and 1986.
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado
January 22, 1996

Federal Income Tax Information (Unaudited)

In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1995. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

Certain distributions paid on March 24, 1995 were designated as "capital gain distributions" for federal income tax purposes. These distributions are shown in the table below. Whether received in stock or cash, a capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Fund during the fiscal year ended December 31, 1995 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.

                                         Long-Term Capital   Corporate Dividend-
                                         Gain Distribution   Received Deduction
--------------------------------------------------------------------------------
Oppenheimer Money Fund                                  --                  --
--------------------------------------------------------------------------------
Oppenheimer High Income Fund                            --                4.90%
--------------------------------------------------------------------------------
Oppenheimer Bond Fund                                   --                0.75%
--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                $.047                4.14%
--------------------------------------------------------------------------------
Oppenheimer Growth Fund                              $.263               18.31%
--------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund                 $.371               12.64%
--------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   $.382                  --
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                         --                2.18%
--------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                        --               38.51%
--------------------------------------------------------------------------------

The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in the state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.